CSMC 2019-SPL1 ABS-15G

Exhibit 99.3

Loan Level Exception Report
Run Date - 11/3/2020 4:04:54 PM
Unique ID	Borrower Name	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Subject to Predatory - Unable to Test	Subject to Predatory Lending Flag	UAL State	Review Date	Overall Grade	Credit Grade	Property Grade	Compliance Grade	Active Material Exceptions	Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Cured Exceptions	Compensating Factors	Valuation Comments	General Comments	Primary Guideline	Loan Status
18451766	XXX	$XXX	TX	5/XX/2008	Investment	Refinance Cash-out - Other			No	No	05/22/2019	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2008.								Loan Review Complete
18451765	XXX	$XXX	NJ	4/XX/2008	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	3	3	[3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
EXCEPTION INFO: Late charge not allowed per state (NJ) - max late charge for NJ is 5% - note states 6%	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2008.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $437,915.57 is underdisclosed from calculated Finance Charge of $453,720.35 in the amount of $15,804.78.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.430% , however the lowest index value available in the lookback period is 4.190%.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
18451764	XXX	$XXX	CA	5/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	05/22/2019	1			1		[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver								Loan Review Complete
18451763	XXX	$XXX	NY	4/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2008.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 5%

[2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Loan with an interest rate greater than 6% contains a prepayment penalty greater than 12 months.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								Loan Review Complete
18451762	XXX	$XXX	IL	4/XX/2008	Primary	Refinance Rate/Term	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible on a loan with an interest rate greater than 8%.
EXCEPTION INFO: Maximum rate allowed is 11.95%, making a PPP not allowed per IL statutes

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
18451761	XXX	$XXX	NJ	3/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired.  No prepayment penalty permitted in NJ.  Lender is XXX, FSB

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $341,461.87 is underdisclosed from calculated Finance Charge of $342,214.71 in the amount of $752.84.
																	EXCEPTION INFO: The itemization of amount financed does not itemize prepaid finance charges. It appears that the lender did not disclose the settlement closing fee of $725 or the CPL fee of $25.								Loan Review Complete
18451760	XXX	$XXX	SC	4/XX/2008	Second Home	Refinance Cash-out - Other			No	Yes	05/22/2019	1			1										Loan Review Complete
18451759	XXX	$XXX	CA	3/XX/2008	Primary	Purchase	No	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008.								Loan Review Complete
18451758	XXX	$XXX	NC	3/XX/2008	Investment	Refinance Rate/Term	No	No	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.

[2] State Compliance - North Carolina First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.

																	[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.								Loan Review Complete
18451757	XXX	$XXX	VA	3/XX/2008	Investment	Refinance Rate/Term			No	No	05/22/2019	2			2		[2] State Compliance - Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state. EXCEPTION INFO: Late charge not allowed per state (VA)-max late charge is 5%-Note states 6%.								Loan Review Complete
18451756	XXX	$XXX	CT	4/XX/2008	Primary	Purchase	Yes	No	05/22/2019	2	2	[2] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: Prepayment penalty not permissible by state law under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state of CT – No prepayment penalties are permissible in the state of CT - note states 2%.  Lender is XXX, FSB, a Federal Savings Bank.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
18451755	XXX	$XXX	FL	2/XX/2008	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.

																	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver								Loan Review Complete
18451754	XXX	$XXX	FL	3/XX/2008	Investment	Refinance Rate/Term			No	No	05/22/2019	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008.								Loan Review Complete
18451753	XXX	$XXX	FL	2/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
18451752	XXX	$XXX	CA	3/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2008.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451751	XXX	$XXX	CA	2/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.								Loan Review Complete
18451750	XXX	$XXX	UT	3/XX/2008	Investment	Purchase			No	Yes	05/22/2019	1			1										Loan Review Complete
18451749	XXX	$XXX	CT	5/XX/2008	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty:  Prepayment penalty not permissible by state law under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451748	XXX	$XXX	CA	2/XX/2008	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.								Loan Review Complete
18451747	XXX	$XXX	FL	2/XX/2008	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
18451746	XXX	$XXX	CA	1/XX/2008	Primary	Purchase	No	No	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
																	EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (CA) - max prepayment charge for CA loan is 6 months' interest on any amount prepaid in any 12 month period in excess of 20% of the original amount - note states 2%, 2%, 2% on any amount prepaid in any 1 month period in excess of $5,000.00. Lender is XXX, FSB, a Federal Savings Bank.								Loan Review Complete
18451745	XXX	$XXX	CA	1/XX/2008	Investment	Refinance Cash-out - Debt Consolidation			No	No	05/22/2019	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
18451744	XXX	$XXX	NJ	1/XX/2008	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2007.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - max prepayment charge for NJ ARM is 0% - note states 2%, 2%, 2%. Lender is XXX, FSB.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
18451743	XXX	$XXX	CA	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	05/22/2019	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2007.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451742	XXX	$XXX	PA	1/XX/2008	Investment	Refinance Cash-out - Other			No	No	05/22/2019	2			2		[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.								Loan Review Complete
18451741	XXX	$XXX	PA	12/XX/2007	Investment	Refinance Cash-out - Debt Consolidation	No	No	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.

																	[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.								Loan Review Complete
18451740	XXX	$XXX	CA	12/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.								Loan Review Complete
18451739	XXX	$XXX	CA	12/XX/2007	Investment	Refinance Cash-out - Other	No	No	05/22/2019	2	2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.								Loan Review Complete
18451738	XXX	$XXX	TX	12/XX/2007	Investment	Refinance Cash-out - Other			No	No	05/22/2019	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.								Loan Review Complete
18451737	XXX	$XXX	NJ	12/XX/2007	Investment	Refinance Cash-out - Other	No	Yes	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.

																	[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey.								Loan Review Complete
18451736	XXX	$XXX	NJ	12/XX/2007	Investment	Refinance Cash-out - Debt Consolidation	No	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.

																	[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey.								Loan Review Complete
18451735	XXX	$XXX	CA	11/XX/2007	Primary	Refinance Cash-out - Other			Yes	No	05/22/2019	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
18451734	XXX	$XXX	RI	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	3	3	[3] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not provided.

[3] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not provided.

[3] State Compliance - Rhode Island Home Loan (Tangible Net Benefit Disclosure Not Provided): Rhode Island Home Loan: Tangible Net Benefit Disclosure not provided to borrower for refinance within 60 months.	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $306,678.47 is underdisclosed from calculated Finance Charge of $307,894.51 in the amount of $1,216.04.
																	EXCEPTION INFO: Closing instructions indicate the Index used was 4.88%. The closest Index available in our look-back period is 4.9%.								Loan Review Complete
18451733	XXX	$XXX	CA	11/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (CA) - max prepayment charge for CA loan is 6 months' interest on any amount prepaid in any 12 month period in excess of 20% of the original amount - note states 2%, 2%, 2% on any amount prepaid in any 1 month period in excess of $5,000.00.  Lender is XXX, FSB, a Federal Savings Bank.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $523,522.41 is underdisclosed from calculated Finance Charge of $525,197.18 in the amount of $1,674.77.
																	EXCEPTION INFO: Under disclosure is due to lender utilizing an index value of 4.88% per the Approval, however the lowest index value available in the look-back period is 4.90%.								Loan Review Complete
18451732	XXX	$XXX	NJ	11/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007.

																	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								Loan Review Complete
18451731	XXX	$XXX	CA	11/XX/2007	Primary	Purchase	No	No	No	05/22/2019	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
18451730	XXX	$XXX	NJ	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $448,011.25 is underdisclosed from calculated Finance Charge of $450,056.76 in the amount of $2,045.51.
																	EXCEPTION INFO: Under disclosure of $2,270.51 is due to Lender utilizing an index of 4.880%%, per the Approval, however, the lowest index in the look back is 4.90%. There is an over disclosure of fees at $225.00 resulting in an overall under disclosure of $2045.51.								Loan Review Complete
18451729	XXX	$XXX	NJ	11/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $695,517.32 is underdisclosed from calculated Finance Charge of $696,184.96 in the amount of $667.64.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.88% per the approval, however the lowest index value available in the lookback period is 4.9%.								Loan Review Complete
18451728	XXX	$XXX	CA	11/XX/2007	Primary	Purchase	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
18451727	XXX	$XXX	CA	11/XX/2007	Investment	Refinance Cash-out - Other			No	No	05/22/2019	1			1										Loan Review Complete
18451726	XXX	$XXX	MA	12/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
18451725	XXX	$XXX	CA	11/XX/2007	Investment	Refinance Cash-out - Other			No	No	05/22/2019	1			1										Loan Review Complete
18451724	XXX	$XXX	CA	10/XX/2007	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451723	XXX	$XXX	MN	10/XX/2007	Investment	Refinance Cash-out - Debt Consolidation	No	No	05/22/2019	3	3	[3] State Compliance - (State HPML Provision) Minnesota Subprime Loan (Impermissible Prepayment Penalty): Minnesota Subprime Loan: Mortgage loan contains an impermissible prepayment penalty.

[3] State Compliance - (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold): Minnesota Subprime Loan: APR on subject loan of 7.77271% or Final Disclosure APR of 0.00000% is in excess of allowable threshold of USTreasury 4.7200% + 3%, or 7.72000%. Non-Compliant Subprime Loan.	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Negative Amortization Feature): Minnesota Residential Mortgage Originator and Servicer Licensing Act:  Mortgage loan contains an impermissible negative amortization feature.

																	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.								Loan Review Complete
18451722	XXX	$XXX	NJ	10/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.

																	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								Loan Review Complete
18451721	XXX	$XXX	FL	11/XX/2007	Second Home	Refinance Cash-out - Other	No	No	05/22/2019	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
18451720	XXX	$XXX	FL	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $261,487.79 is underdisclosed from calculated Finance Charge of $265,000.27 in the amount of $3,512.48.
																	EXCEPTION INFO: Unable to determine fee under disclosure due to missing itemization of amount financed. In addition, the underdisclosure is also due to the lender using an index value of 4.85%, however the lowest index value available in the lookback period is 4.90%								Loan Review Complete
18451719	XXX	$XXX	TX	10/XX/2007	Primary	Purchase	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $174,866.28 is underdisclosed from calculated Finance Charge of $175,239.49 in the amount of $373.21.
																	EXCEPTION INFO: Approval reflects Index value of 4.88%. Closest in the look back period is 4.90%.								Loan Review Complete
18451718	XXX	$XXX	NJ	10/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $384,351.89 is underdisclosed from calculated Finance Charge of $388,259.73 in the amount of $3,907.84.
																	EXCEPTION INFO: Commitment letter indicates the Index used was 4.85%. The lowest Index available within the look-back period is 4.90%.								Loan Review Complete
18451717	XXX	$XXX	CA	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $839,522.46 is underdisclosed from calculated Finance Charge of $841,931.29 in the amount of $2,408.83.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.85% per the Loan Approval, however the lowest index value available in the look back period is 4.90%.								Loan Review Complete
18451716	XXX	$XXX	CA	10/XX/2007	Investment	Refinance Cash-out - Debt Consolidation	No	No	05/22/2019	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
18451715	XXX	$XXX	TX	10/XX/2007	Primary	Purchase	Yes	No	05/22/2019	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
18451714	XXX	$XXX	CA	12/XX/2007	Primary	Purchase	No	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
18451713	XXX	$XXX	FL	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	05/22/2019	1			1										Loan Review Complete
18451712	XXX	$XXX	CA	9/XX/2007	Investment	Refinance Cash-out - Other			No	No	05/22/2019	1			1										Loan Review Complete
18451711	XXX	$XXX	NJ	10/XX/2007	Primary	Purchase	No	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $927,809.65 is underdisclosed from calculated Finance Charge of $928,288.99 in the amount of $479.34.
																	EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $8940.88 and final HUD reflects $9,493.88.								Loan Review Complete
18451710	XXX	$XXX	CA	10/XX/2007	Investment	Refinance Cash-out - Other			No	No	05/22/2019	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
18451709	XXX	$XXX	WA	9/XX/2007	Investment	Refinance Cash-out - Other			No	No	05/22/2019	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
18451708	XXX	$XXX	FL	9/XX/2007	Investment	Refinance Cash-out - Other			No	No	05/22/2019	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
18451707	XXX	$XXX	NJ	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey.
																	EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - max prepayment charge for NJ ARM loan is 0% - note states 2%, 2%, 2%. Lender is XXX, FSB.								Loan Review Complete
18451706	XXX	$XXX	CA	9/XX/2007	Investment	Refinance Cash-out - Debt Consolidation	No	No	05/22/2019	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
18451705	XXX	$XXX	IL	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible on a loan with an interest rate greater than 8%.
EXCEPTION INFO: PPP expired. Lender is XXX, FSB, A Federal Savings Bank.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
18451704	XXX	$XXX	NJ	10/XX/2007	Primary	Purchase	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $610,183.91 is underdisclosed from calculated Finance Charge of $615,474.39 in the amount of $5,290.48.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.85% per the approval, however the lowest index value available in the lookback period is 4.88%.								Loan Review Complete
18451703	XXX	$XXX	CA	9/XX/2007	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
18451702	XXX	$XXX	FL	9/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
18451701	XXX	$XXX	CA	9/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
18451700	XXX	$XXX	NJ	8/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.								Loan Review Complete
18451699	XXX	$XXX	FL	9/XX/2007	Second Home	Purchase	No	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $235,427.53 is underdisclosed from calculated Finance Charge of $235,893.21 in the amount of $465.68.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 5.324% per the Commitment and Approval, however the lowest index value available in the lookback period is 5.3333%.								Loan Review Complete
18451698	XXX	$XXX	AZ	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
18451697	XXX	$XXX	FL	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
18451696	XXX	$XXX	NJ	9/XX/2007	Investment	Refinance Cash-out - Other	No	Yes	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
																	EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - max prepayment charge for NJ ARM is 0% - note states 2%, 2%, 2%. Lender is XXX, FSB.								Loan Review Complete
18451695	XXX	$XXX	NJ	10/XX/2007	Primary	Purchase	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.

																	[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey.								Loan Review Complete
18451694	XXX	$XXX	NJ	9/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
18451693	XXX	$XXX	NJ	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes	05/22/2019	1			1										Loan Review Complete
18451692	XXX	$XXX	CA	9/XX/2007	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
18451691	XXX	$XXX	CA	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
18451690	XXX	$XXX	VA	8/XX/2007	Primary	Purchase	No	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
18451689	XXX	$XXX	PA	9/XX/2007	Investment	Refinance Rate/Term	No	No	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
																	EXCEPTION INFO: 10 day grace period less than 15 day minimum per state (PA).								Loan Review Complete
18451688	XXX	$XXX	CA	8/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
18451687	XXX	$XXX	FL	8/XX/2007	Primary	Purchase	No	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.

																	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver								Loan Review Complete
18451686	XXX	$XXX	CA	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
18451685	XXX	$XXX	CA	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
18451684	XXX	$XXX	IL	8/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible on a loan with an interest rate greater than 8%.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
18451683	XXX	$XXX	NJ	8/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - Prepayment in full of a mortgage loan may be made at any time without penalty - note states 2% of the amount of prepayment that exceeds $5000 in a calendar month.  Lender is XXX.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.96100% is underdisclosed from calculated APR of 8.33570% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $521,884.53 is underdisclosed from calculated Finance Charge of $570,009.65 in the amount of $48,125.12.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.9% per the approval, however the lowest index value available in the lookback period is 5.32417%.								Loan Review Complete
18451682	XXX	$XXX	CA	8/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
18451681	XXX	$XXX	CA	7/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
18451680	XXX	$XXX	NJ	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.

																	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								Loan Review Complete
18451679	XXX	$XXX	CA	8/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver								Loan Review Complete
18451678	XXX	$XXX	CA	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
18451677	XXX	$XXX	CA	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $990,765.42 is underdisclosed from calculated Finance Charge of $991,140.46 in the amount of $375.04.
																	EXCEPTION INFO: Itemization of amount financed reflects an amount of $6416.72, however hud fees reflect an amount of $6752.04								Loan Review Complete
18451676	XXX	$XXX	OK	9/XX/2007	Primary	Purchase			No	No	05/22/2019	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
18451675	XXX	$XXX	VA	8/XX/2007	Investment	Refinance Cash-out - Other	No	No	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.

[2] State Compliance - Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state.
																	EXCEPTION INFO: Late charge not allowed per state (VA) - max late charge for VA is 5% - note states 6%								Loan Review Complete
18451674	XXX	$XXX	CA	7/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
18451673	XXX	$XXX	AZ	8/XX/2007	Investment	Refinance Cash-out - Other			No	No	05/22/2019	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
18451672	XXX	$XXX	NJ	9/XX/2007	Investment	Refinance Cash-out - Other	No	Yes	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - Prepayment in full of a mortgage loan may be made at any time without penalty - note states 2% of the amount of prepayment that exceeds $5000 in a calendar month.  Lender is XXX.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
																	EXCEPTION INFO: 6% late charge exceeds 5% maximum per state (NJ)								Loan Review Complete
18451671	XXX	$XXX	FL	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451670	XXX	$XXX	WA	9/XX/2007	Investment	Refinance Cash-out - Debt Consolidation			No	No	05/22/2019	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
18451669	XXX	$XXX	CA	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	05/22/2019	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
18451668	XXX	$XXX	NJ	7/XX/2007	Investment	Refinance Cash-out - Other	No	Yes	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
																	EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - max prepayment charge for NJ ARM is 0% - note states 2%, 2%, 2%. Lender is XXX, FSB.								Loan Review Complete
18451667	XXX	$XXX	NJ	8/XX/2007	Primary	Refinance Cash-out - Other			Yes	Yes	05/22/2019	2			2		[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey.								Loan Review Complete
18451666	XXX	$XXX	NV	7/XX/2007	Primary	Refinance Cash-out - Other			Yes	No	05/22/2019	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
18451665	XXX	$XXX	CA	7/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
18451664	XXX	$XXX	UT	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
18451663	XXX	$XXX	FL	7/XX/2007	Investment	Purchase	No	No	05/22/2019	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
18451662	XXX	$XXX	CA	7/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
18451661	XXX	$XXX	MA	6/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Massachusetts Prepayment Penalty: Massachusetts Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 3 months interest.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state of MA – Max Prepayment penalty is 3 months interest in the state of MA - note states 2%, 2%, 2%. Lender is XXX, FSB, a Federal Savings Bank.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								Loan Review Complete
18451660	XXX	$XXX	CA	7/XX/2007	Investment	Purchase			No	No	05/22/2019	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
18451659	XXX	$XXX	NY	6/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds 2% maximum per state NY

[2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Loan with an interest rate greater than 6% contains a prepayment penalty greater than 12 months.
EXCEPTION INFO: If the rate of interest on a mortgage loan exceeds 6% , the unpaid balance of the loan may be prepaid at any time, in whole or in part. In such loans, no prepayment penalty may be imposed on or after one year from the date the loan is made.

																	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								Loan Review Complete
18451658	XXX	$XXX	NY	6/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds 2% maximum per state NY

[2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Loan with an interest rate greater than 6% contains a prepayment penalty greater than 12 months.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

																	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver								Loan Review Complete
18451657	XXX	$XXX	NJ	6/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
																	EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - max prepayment charge for NJ ARM loan is 0% - note states 2%, 2%, 2%. Lender is XXX, FSB. .								Loan Review Complete
18451656	XXX	$XXX	NJ	8/XX/2007	Primary	Purchase	No	Yes	05/22/2019	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired.  Prepayment charge not allowed per state NJ - max prepayment charge for NJ ARM loan is 0% - note states 2%, 2%, 2%.  Lender is XXX, FSB.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.86300% is underdisclosed from calculated APR of 8.25620% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.940% per the approval, however the lowest index value available in the lookback period is 5.32417%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,087,687.53 is underdisclosed from calculated Finance Charge of $1,133,401.23 in the amount of $45,713.70.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.940% per the (approval), however the lowest index value available in the lookback period is 5.32417%.								Loan Review Complete
18451655	XXX	$XXX	CA	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
18451654	XXX	$XXX	GA	6/XX/2007	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $358,660.79 is underdisclosed from calculated Finance Charge of $359,646.62 in the amount of $985.83.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 5.324% per the approval, however the lowest index value available in the lookback period is 5.3375%.								Loan Review Complete
18451653	XXX	$XXX	NJ	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
18451652	XXX	$XXX	CA	6/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $350,454.67 is underdisclosed from calculated Finance Charge of $351,175.00 in the amount of $720.33.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 5.324% per the loan approval, however the lowest index value available in the lookback period is 5.337%.								Loan Review Complete
18451651	XXX	$XXX	CA	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $188,615.81 is underdisclosed from calculated Finance Charge of $188,760.24 in the amount of $144.43.
																	EXCEPTION INFO: Under disclosure is due to lender utilizing an index of 5.324%, per the Approval, however, the lowest index in the look back is 5.33750%.								Loan Review Complete
18451650	XXX	$XXX	CA	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
18451649	XXX	$XXX	CA	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver								Loan Review Complete
18451648	XXX	$XXX	CA	6/XX/2007	Investment	Refinance Cash-out - Other			No	No	05/22/2019	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
18451647	XXX	$XXX	NJ	6/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - max prepayment charge for NJ ARM loan is 0% - note states 2%,2%,2%. Lender is XXX.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Closing / Title - (Doc Error) Security Instrument Error: Notary Date was not provided
																	EXCEPTION INFO: Notary date incorrectly dated 06/XX/2001.								Loan Review Complete
18451646	XXX	$XXX	CA	6/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
18451645	XXX	$XXX	NJ	6/XX/2007	Primary	Purchase	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

																	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $649,072.39 is underdisclosed from calculated Finance Charge of $649,434.38 in the amount of $361.99.								Loan Review Complete
18451644	XXX	$XXX	CA	7/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver								Loan Review Complete
18451643	XXX	$XXX	FL	5/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
18451642	XXX	$XXX	WA	6/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $803,347.53 is underdisclosed from calculated Finance Charge of $803,988.49 in the amount of $640.96.
																	EXCEPTION INFO: Under disclosure due to the Lender utilizing an index value of 5.324% published on 05/XX/2007 per the approval however, the lowest index value available in the look-back period is 5.33750%.								Loan Review Complete
18451641	XXX	$XXX	WA	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	05/22/2019	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
18451640	XXX	$XXX	NJ	5/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451639	XXX	$XXX	FL	5/XX/2007	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
18451638	XXX	$XXX	MD	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 2 months interest calculated on 2/3 of the original balance.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
18451637	XXX	$XXX	FL	5/XX/2007	Primary	Refinance Cash-out - Other			Yes	No	05/22/2019	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
18451636	XXX	$XXX	CA	5/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
18451635	XXX	$XXX	CA	5/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $415,910.90 is underdisclosed from calculated Finance Charge of $416,441.82 in the amount of $530.92.
																	EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 4.920% per the approval, however the lowest index value available in the lookback period is 4.940%.								Loan Review Complete
18451634	XXX	$XXX	VA	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $349,412.33 is underdisclosed from calculated Finance Charge of $349,624.42 in the amount of $212.09.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.92% per the loan approval, however the lowest index value available in the look back period is
																	4.94%.								Loan Review Complete
18451633	XXX	$XXX	NJ	5/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.

																	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements								Loan Review Complete
18451632	XXX	$XXX	CA	4/XX/2007	Investment	Refinance Cash-out - Other			No	No	05/22/2019	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.								Loan Review Complete
18451631	XXX	$XXX	AZ	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver								Loan Review Complete
18451630	XXX	$XXX	FL	5/XX/2007	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $352,257.88 is underdisclosed from calculated Finance Charge of $352,485.55 in the amount of $227.67.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.920% per the approval, however the lowest index value available in the lookback period is 4.940%.								Loan Review Complete
18451629	XXX	$XXX	NJ	5/XX/2007	Primary	Purchase	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
																	EXCEPTION INFO: PPP Expired. No prepayment penalty permitted in state of NJ								Loan Review Complete
18451628	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
18451627	XXX	$XXX	NJ	4/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $862,223.19 is underdisclosed from calculated Finance Charge of $863,868.93 in the amount of $1,645.74.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.750% per the approval, however the lowest index value available in the lookback period is 4.790%.								Loan Review Complete
18451626	XXX	$XXX	CA	5/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
18451625	XXX	$XXX	NJ	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - max prepayment charge for NJ ARM loan is 0% - note states 2%. Lender is XXX, FSB.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,445,768.18 is underdisclosed from calculated Finance Charge of $1,448,957.94 in the amount of $3,189.76.
EXCEPTION INFO: Under disclosure is due to Lender utilizing an Index of 4.750%, per the Approval, however, the lowest Index in the look back is 4.790%.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451624	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $349,929.29 is underdisclosed from calculated Finance Charge of $351,580.08 in the amount of $1,650.79.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.75% per the loan approval, however the lowest index value available in the lookback period is 4.79%.								Loan Review Complete
18451623	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $341,416.63 is underdisclosed from calculated Finance Charge of $343,237.60 in the amount of $1,820.97.
EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 4.750% per the (Approval) however, the lowest index value available in the look-back period is 4.790%.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.								Loan Review Complete
18451622	XXX	$XXX	FL	5/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $610,434.46 is underdisclosed from calculated Finance Charge of $610,877.29 in the amount of $442.83.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.92% per the Approval, however the lowest index value available in the lookback period is 4.94%.								Loan Review Complete
18451621	XXX	$XXX	FL	4/XX/2007	Investment	Refinance Cash-out - Other			No	No	05/22/2019	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
18451620	XXX	$XXX	NY	4/XX/2007	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: NY allows for a 2% late charge. The note calls for a 5% late charge.

[2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Loan with an interest rate greater than 6% contains a prepayment penalty greater than 12 months.
EXCEPTION INFO: Prepayment penalty has expired. Note prepayment penalty is 2% of the prepaid amount that exceeds $5000, during the first three years.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $837,228.06 is underdisclosed from calculated Finance Charge of $837,449.29 in the amount of $221.23.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 5.266% per the Loan Commitment and Approval, however the lowest index value available in the lookback period is 5.30083%.								Loan Review Complete
18451619	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $3,030,289.70 is underdisclosed from calculated Finance Charge of $3,046,584.57 in the amount of $16,294.87.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.750% per the Loan Commitment and Approval, however the lowest index value available in the look back period is 4.790%.								Loan Review Complete
18451618	XXX	$XXX	TX	3/XX/2007	Primary	Refinance Rate/Term			Yes	No	05/22/2019	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
18451617	XXX	$XXX	NJ	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $642,796.22 is underdisclosed from calculated Finance Charge of $647,775.28 in the amount of $4,979.06.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.73% per the approval, however, the lowest index value available in the lookback period is 4.77%.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451616	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $447,996.54 is underdisclosed from calculated Finance Charge of $454,630.91 in the amount of $6,634.37.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.73% per the Approval, however the lowest index value available in the lookback period is 4.79%.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451615	XXX	$XXX	FL	3/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.								Loan Review Complete
18451614	XXX	$XXX	CA	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,049,177.07 is underdisclosed from calculated Finance Charge of $1,051,280.96 in the amount of $2,103.89.
EXCEPTION INFO: Under disclosure is due to the lender’s TIL reflecting that the neg am terms recast to the fully amortized payment after 92 months, however based on the note terms and index value the actual recast occurs after 91 months.

[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451613	XXX	$XXX	VA	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $586,029.73 is underdisclosed from calculated Finance Charge of $587,490.01 in the amount of $1,460.28.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.730% per the Approval, however the lowest index value available in the look back period is 4.770%.								Loan Review Complete
18451612	XXX	$XXX	CA	3/XX/2007	Investment	Purchase	No	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)

[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.52604% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $11,024.44 on a Original Loan Amount of $199,500.00 vs. an allowable total of $9,975.00 and $1000.00 (2007) (an overage of $1,049.44 or .52604%).

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
18451611	XXX	$XXX	CO	3/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $264,758.80 is underdisclosed from calculated Finance Charge of $265,076.42 in the amount of $317.62.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 5.21% per the approval, however the lowest index value available in the lookback period is 5.26%.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451610	XXX	$XXX	UT	3/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
18451609	XXX	$XXX	NJ	3/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $771,034.31 is underdisclosed from calculated Finance Charge of $772,457.24 in the amount of $1,422.93.
																	EXCEPTION INFO: Under disclosure is due to the lender’s TIL reflecting that the neg am terms recast to the fully amortized payment after 85 months, however based on the note terms and index value the actual recast occurs after 84 months.								Loan Review Complete
18451608	XXX	$XXX	NJ	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $360,232.01 is underdisclosed from calculated Finance Charge of $362,351.76 in the amount of $2,119.75.
																	EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 4.690% per the approval, however the lowest index value available in the look-back period is 4.75000%.								Loan Review Complete
18451607	XXX	$XXX	FL	2/XX/2007	Primary	Purchase	No	No	05/22/2019	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $218,242.97 is underdisclosed from calculated Finance Charge of $219,233.61 in the amount of $990.64.
																	EXCEPTION INFO: Under disclosure is due to lender utilizing an index of 4.690%, per the approval, however, the lowest index in the look back is 4.750%.								Loan Review Complete
18451606	XXX	$XXX	NJ	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $700,124.51 is underdisclosed from calculated Finance Charge of $704,094.34 in the amount of $3,969.83.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.69% per the Approval, however the lowest index value available in the look back period is 4.75%.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451605	XXX	$XXX	NJ	5/XX/2007	Primary	Purchase	Yes	Yes	05/22/2019	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: Prepayment penalty not permitted.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $202,589.81 is underdisclosed from calculated Finance Charge of $202,928.19 in the amount of $338.38.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.75% per the approval, however the lowest index value available in the lookback period is 4.76%.								Loan Review Complete
18451604	XXX	$XXX	CA	2/XX/2007	Primary	Purchase	No	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,709,552.46 is underdisclosed from calculated Finance Charge of $1,734,812.57 in the amount of $25,260.11.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.690% per the Loan Commitment and Approval, however the lowest index value available in the lookback period is 4.75%.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
18451603	XXX	$XXX	CA	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $2,457,935.43 is underdisclosed from calculated Finance Charge of $2,478,886.85 in the amount of $20,951.42.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.69% per the approval, however the lowest index value in the lookback period is 4.75%.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451602	XXX	$XXX	NJ	2/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $263,511.04 is underdisclosed from calculated Finance Charge of $265,468.64 in the amount of $1,957.60.
																	EXCEPTION INFO: The approval indicates Lender used Index of 4.69%. The closest Index available in our look back period is 4.75%.								Loan Review Complete
18451601	XXX	$XXX	NJ	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $434,118.55 is underdisclosed from calculated Finance Charge of $441,000.58 in the amount of $6,882.03.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 5.153% per the approval, however the lowest index value available in the lookback period is 5.21667%.								Loan Review Complete
18451600	XXX	$XXX	FL	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $272,320.57 is underdisclosed from calculated Finance Charge of $275,952.88 in the amount of $3,632.31.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 5.153% per the Approval, however the lowest index value available in the lookback period is 5.21667%.								Loan Review Complete
18451599	XXX	$XXX	CA	3/XX/2007	Primary	Purchase	No	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $2,509,076.16 is underdisclosed from calculated Finance Charge of $2,516,345.15 in the amount of $7,268.99.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.73% per the Approval, however the lowest index value available in the lookback period is 4.77%.								Loan Review Complete
18451598	XXX	$XXX	CA	6/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	No	05/22/2019	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $2,669,173.72 is underdisclosed from calculated Finance Charge of $2,670,095.53 in the amount of $921.81.
																	EXCEPTION INFO: Unable to determine under disclosure due to itemization of amount financed not itemizing the prepaid finance charges.Appears to be fee related.								Loan Review Complete
18451597	XXX	$XXX	NJ	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - Prepayment in full of a mortgage loan may be made at any time without penalty - note states 2% of the amount of prepayment that exceeds $5000 in a calendar month.  Lender is XXX.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,053,583.41 is underdisclosed from calculated Finance Charge of $1,070,587.44 in the amount of $17,004.03.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.69% per the loan approval, however the lowest index value available in the lookback period is 4.75%.								Loan Review Complete
18451596	XXX	$XXX	WA	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
18451595	XXX	$XXX	CA	1/XX/2007	Investment	Refinance Cash-out - Debt Consolidation			No	No	05/22/2019	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
18451594	XXX	$XXX	MA	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

[2] State Compliance - Massachusetts Prepayment Penalty: Massachusetts Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 3 months interest.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $749,336.32 is underdisclosed from calculated Finance Charge of $752,308.39 in the amount of $2,972.07.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.650% per the approval, however the lowest index value available in the lookback period is 4.73%, in addition the Final TIL Finance Charge is under-disclosed due to incorrect payment stream between Final TIL and actual TIL calculation.	[1] State Compliance - (State High Cost Provision) Massachusetts High-Cost Loan (Ability to Repay not Verified): Massachusetts High-Cost Loan: Borrower’s ability to repay not verified with reliable documentation.
REVIEWER - CLEARED COMMENT (2019/XX/04): Agree - Recent guidance from OC allows for the state preemption when lender is FSB and there is a presence in state found in file, further review of the file indicates there is a presence in the state, PPP does not exceed 2% and the calculated APR of 7.84561% does not exceed the max threshold of Conventional mortgage rate (5.87%) + 2% (7.87%).  PPP should be excluded from P&Fs.

[1] State Compliance - (State High Cost Disclosure) Massachusetts High-Cost Loan (Aggregate Amount Disclosure Not Provided): Massachusetts High-Cost Loan: Aggregate Amount Disclosure not provided to borrower.
REVIEWER - CLEARED COMMENT (2019/XX/04): Agree - Recent guidance from OC allows for the state preemption when lender is FSB and there is a presence in state found in file, further review of the file indicates there is a presence in the state, PPP does not exceed 2% and the calculated APR of 7.84561% does not exceed the max threshold of Conventional mortgage rate (5.87%) + 2% (7.87%).  PPP should be excluded from P&Fs.

[1] State Compliance - (State High Cost Disclosure) Massachusetts High-Cost Loan (APR Disclosure Not Provided): Massachusetts High-Cost Loan: APR Disclosure not provided to borrower.
REVIEWER - CLEARED COMMENT (2019/XX/04): Agree - Recent guidance from OC allows for the state preemption when lender is FSB and there is a presence in state found in file, further review of the file indicates there is a presence in the state, PPP does not exceed 2% and the calculated APR of 7.84561% does not exceed the max threshold of Conventional mortgage rate (5.87%) + 2% (7.87%).  PPP should be excluded from P&Fs.

[1] State Compliance - (State High Cost Disclosure) Massachusetts High-Cost Loan (Notice to Assignee Not Provided): Massachusetts High-Cost Loan: Creditor did not provide required Notice to Assignee to purchaser or assignee of high-cost loan.
REVIEWER - CLEARED COMMENT (2019/XX/04): Agree - Recent guidance from OC allows for the state preemption when lender is FSB and there is a presence in state found in file, further review of the file indicates there is a presence in the state, PPP does not exceed 2% and the calculated APR of 7.84561% does not exceed the max threshold of Conventional mortgage rate (5.87%) + 2% (7.87%).  PPP should be excluded from P&Fs.

[1] State Compliance - (State High Cost Disclosure) Massachusetts High-Cost Loan (Consumer Caution Notice Not Provided): Massachusetts High-Cost Loan:  Consumer Caution Notice not provided to borrower.
REVIEWER - CLEARED COMMENT (2019/XX/04): Agree - Recent guidance from OC allows for the state preemption when lender is FSB and there is a presence in state found in file, further review of the file indicates there is a presence in the state, PPP does not exceed 2% and the calculated APR of 7.84561% does not exceed the max threshold of Conventional mortgage rate (5.87%) + 2% (7.87%).  PPP should be excluded from P&Fs.

[1] Anti-Predatory Violation - (State High Cost Disclosure) Massachusetts High-Cost Loan (High Cost Disclosure Not Provided): Massachusetts High-Cost Loan: HOEPA disclosure was not provided to the Borrower.
REVIEWER - CLEARED COMMENT (2019/XX/04): Agree - Recent guidance from OC allows for the state preemption when lender is FSB and there is a presence in state found in file, further review of the file indicates there is a presence in the state, PPP does not exceed 2% and the calculated APR of 7.84561% does not exceed the max threshold of Conventional mortgage rate (5.87%) + 2% (7.87%).  PPP should be excluded from P&Fs.

[1] State Compliance - (State High Cost Provision) Massachusetts High-Cost Loan (Negative Amortization Feature): Massachusetts High-Cost Loan:  Mortgage loan contains an impermissible negative amortization feature.
REVIEWER - CLEARED COMMENT (2019/XX/04): Agree - Recent guidance from OC allows for the state preemption when lender is FSB and there is a presence in state found in file, further review of the file indicates there is a presence in the state, PPP does not exceed 2% and the calculated APR of 7.84561% does not exceed the max threshold of Conventional mortgage rate (5.87%) + 2% (7.87%).  PPP should be excluded from P&Fs.

[1] State Compliance - (State High Cost Provision) Massachusetts High-Cost Loan (Impermissible Prepayment Penalty): Massachusetts High-Cost Loan: Mortgage loan contains an impermissible prepayment penalty.
REVIEWER - CLEARED COMMENT (2019/XX/04): Agree - Recent guidance from OC allows for the state preemption when lender is FSB and there is a presence in state found in file, further review of the file indicates there is a presence in the state, PPP does not exceed 2% and the calculated APR of 7.84561% does not exceed the max threshold of Conventional mortgage rate (5.87%) + 2% (7.87%).  PPP should be excluded from P&Fs.

[1] State Compliance - (State High Cost Disclosure) Massachusetts High-Cost Loan (Shop Around Notice Not on Loan Application): Massachusetts High-Cost Loan: Loan application does not contain required "Shop Around" statement above signature line.
REVIEWER - CLEARED COMMENT (2019/XX/04): Agree - Recent guidance from OC allows for the state preemption when lender is FSB and there is a presence in state found in file, further review of the file indicates there is a presence in the state, PPP does not exceed 2% and the calculated APR of 7.84561% does not exceed the max threshold of Conventional mortgage rate (5.87%) + 2% (7.87%).  PPP should be excluded from P&Fs.

[1] State Compliance - (State High Cost Disclosure) Massachusetts High-Cost Loan (High Cost Total Cost Disclosure Not Provided): Massachusetts High-Cost Loan: Total Cost to Borrower Disclosure not provided to borrower.
REVIEWER - CLEARED COMMENT (2019/XX/04): Agree - Recent guidance from OC allows for the state preemption when lender is FSB and there is a presence in state found in file, further review of the file indicates there is a presence in the state, PPP does not exceed 2% and the calculated APR of 7.84561% does not exceed the max threshold of Conventional mortgage rate (5.87%) + 2% (7.87%).  PPP should be excluded from P&Fs.

[1] State Compliance - (State High Cost) Massachusetts High-Cost Loan (Points and Fees): Massachusetts Predatory Home Loan Practices Act and Regulations: Points and Fees on subject loan of 6.47372% is in excess of the allowable maximum of the greater of 5.00000% of the Total Loan Amount and $547.00 (2007). Points and Fees total $23,305.38 on a Total Loan Amount of $360,000.00 vs. an allowable total of $18,000.00 and $547.00 (2007) (an overage of $5,305.38 or 1.47372%).  Non-Compliant High Cost Loan.
SELLER - GENERAL COMMENT (2019/XX/04): Disagree with investor.  Loan passes Massachusetts State High Cost points and fees test and is not a Massachusetts High-Cost mortgage loan.  Calculated points and fees total is $16,155 (4.4875%).This is not a testing defect so no corrective action is required.
BUYER - GENERAL COMMENT (2019/XX/04): Agree - Sent to AMC as the PPP meets State requirements to be excluded from fee testing threshold. Fully indexed rate per AMC's Asset Summary is 7.73% which is easily under the published annual yield on the H15 + 2% and the PPP charged was not more than 2% of the of the amount prepaid per Note in file.
																		REVIEWER - CLEARED COMMENT (2019/XX/04): Agree - Recent guidance from OC allows for the state preemption when lender is FSB and there is a presence in state found in file, further review of the file indicates there is a presence in the state, PPP does not exceed 2% and the calculated APR of 7.84561% does not exceed the max threshold of Conventional mortgage rate (5.87%) + 2% (7.87%). PPP should be excluded from P&Fs.							Loan Review Complete
18451593	XXX	$XXX	FL	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $308,537.42 is underdisclosed from calculated Finance Charge of $310,611.24 in the amount of $2,073.82.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.69% per the approval, however the lowest index value available in the lookback period is 4.75%.								Loan Review Complete
18451592	XXX	$XXX	RI	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	3	3	[3] State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not in File - Unable to Determined if Bona Fide): Rhode Island Home Loan: No documentation in loan file to confirm third party fees listed on the HUD-1.
BUYER - GENERAL COMMENT (2019/XX/23): There is a Fee Details document in file that reflects the title company's fees - signed by an agent fo the title company. Not sure what other fee/ doc you need to not have this exception.
REVIEWER - GENERAL COMMENT (2019/XX/23): The actual invoice(s) or "substantially similar documentation" for all fees paid to third parties is required to clear this exception. Is the "Fee Details" document you're referring to the World Savings worksheet labeled "Closing Agent's Statement of Third Party Closing Fees Piad by Borrower"? If so, this appears to break down the fees paid but does not confirm the actual amount charged by the third party for the service so it does not appear that this document would clear the exception.	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $374,782.18 is underdisclosed from calculated Finance Charge of $376,150.43 in the amount of $1,368.25.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.690% per the Approval, however the lowest index value available in the lookback period is 4.730%.								Loan Review Complete
18451591	XXX	$XXX	NJ	2/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $325,849.13 is underdisclosed from calculated Finance Charge of $334,235.33 in the amount of $8,386.20.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.65% per the loan approval document, however the lowest index value available in the lookback period is 4.75%								Loan Review Complete
18451590	XXX	$XXX	CA	3/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $817,016.23 is underdisclosed from calculated Finance Charge of $829,396.42 in the amount of $12,380.19.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 5.153% per the loan approval, however the lowest index value available in the look-back period is 5.26583%.								Loan Review Complete
18451589	XXX	$XXX	NY	2/XX/2007	Primary	Purchase	No	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds 2% maximum per state(NY).

[2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Loan with an interest rate greater than 6% contains a prepayment penalty greater than 12 months.
EXCEPTION INFO: PPP expired. 36 month PPP exceeds 12 month max per state(NY). Lender is XXX, FSB, A Federal Savings Bank.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $3,316,960.40 is underdisclosed from calculated Finance Charge of $3,362,060.09 in the amount of $45,099.69.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 5.153% per the approval, however the lowest index value available in the lookback period is 5.21667%.								Loan Review Complete
18451588	XXX	$XXX	CA	1/XX/2007	Investment	Refinance Cash-out - Debt Consolidation	No	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
18451587	XXX	$XXX	CA	1/XX/2007	Investment	Refinance Cash-out - Other			No	No	05/22/2019	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
18451586	XXX	$XXX	CA	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $2,266,646.95 is underdisclosed from calculated Finance Charge of $2,279,417.23 in the amount of $12,770.28.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.650% per the Loan Commitment and Approval, however the lowest index value available in the look back period is 4.730%.								Loan Review Complete
18451585	XXX	$XXX	CA	2/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $616,259.18 is underdisclosed from calculated Finance Charge of $624,828.06 in the amount of $8,568.88.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 5.081% per the approval, however the lowest index value available in the lookback period is 5.216%.								Loan Review Complete
18451584	XXX	$XXX	CA	1/XX/2007	Investment	Refinance Cash-out - Other			No	No	05/22/2019	1			1										Loan Review Complete
18451583	XXX	$XXX	FL	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $193,261.37 is underdisclosed from calculated Finance Charge of $195,788.88 in the amount of $2,527.51.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 5.081% per the loan approval, however the lowest index value available in the look-back period is 5.15333%.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.								Loan Review Complete
18451582	XXX	$XXX	CA	1/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $865,028.94 is underdisclosed from calculated Finance Charge of $872,060.71 in the amount of $7,031.77.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.6% per the approval, however the lowest index value available in the lookback period is 4.69%.								Loan Review Complete
18451581	XXX	$XXX	CA	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver								Loan Review Complete
18451580	XXX	$XXX	NJ	1/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $655,526.16 is underdisclosed from calculated Finance Charge of $660,046.35 in the amount of $4,520.19.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 5.081% per the approval, however the lowest index value available in the lookback period is 5.15333%.								Loan Review Complete
18451579	XXX	$XXX	NJ	1/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $518,548.86 is underdisclosed from calculated Finance Charge of $520,994.39 in the amount of $2,445.53.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 5.081% per the approval, however the lowest index value available in the lookback period is 5.153%.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451578	XXX	$XXX	CA	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $953,875.43 is underdisclosed from calculated Finance Charge of $975,262.90 in the amount of $21,387.47.
																	EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 4.600% per the (Approval) however, the lowest index value available in the look-back period is 4.690%.								Loan Review Complete
18451577	XXX	$XXX	VA	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
18451576	XXX	$XXX	CA	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	05/22/2019	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
18451575	XXX	$XXX	NY	1/XX/2007	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds 2% maximum per state(NY).

[2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Loan with an interest rate greater than 6% contains a prepayment penalty greater than 12 months.
EXCEPTION INFO: PPP expired. PPP for 36 months exceeds 12 month max per state(NY). Lender is XXX, FSB, A Federal Savings Bank.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $638,823.92 is underdisclosed from calculated Finance Charge of $641,708.09 in the amount of $2,884.17.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 5.081 percent per the approval, however, the lowest index value available during the lookback period is 5.15333 percent.								Loan Review Complete
18451574	XXX	$XXX	CA	1/XX/2007	Investment	Refinance Cash-out - Other			No	No	05/22/2019	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
18451573	XXX	$XXX	NJ	12/XX/2006	Primary	Refinance Rate/Term	Yes	Yes	05/22/2019	2	2	[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired.  No prepayment penalty permitted in state of NJ

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $821,742.88 is underdisclosed from calculated Finance Charge of $830,383.88 in the amount of $8,641.00.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.997% per the Loan Approval, however the lowest index value available in the look back period is 5.08083%.								Loan Review Complete
18451572	XXX	$XXX	NJ	1/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $335,911.53 is underdisclosed from calculated Finance Charge of $340,091.72 in the amount of $4,180.19.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.997$ per the loan approval, however the lowest index value available in the lookback period is 5.15333%.								Loan Review Complete
18451571	XXX	$XXX	NJ	12/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $939,467.61 is underdisclosed from calculated Finance Charge of $950,217.83 in the amount of $10,750.22.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.997% per the approval, however the lowest index value available in the lookback period is 5.08083%.								Loan Review Complete
18451570	XXX	$XXX	MD	12/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Loan contains an impermissible prepayment penalty of greater than 2 months interest calculated on 2/3 of the original balance.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state of MD – Prepayment penalties cannot be greater than 2 months interest on 2/3 of original balance in the state of MD - note states 2%, 2%, 2%. Lender is XXX, FSB, a Federal Savings Bank.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $584,655.09 is underdisclosed from calculated Finance Charge of $590,320.73 in the amount of $5,665.64.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.997% per the loan approval, however the lowest index value available in the look-back period is 5.08083%.								Loan Review Complete
18451569	XXX	$XXX	CA	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,242,927.27 is underdisclosed from calculated Finance Charge of $1,252,062.96 in the amount of $9,135.69.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.997% per the Loan Approval, however the lowest index value available in the look back period is 5.08%. The itemization of amount financed reflects an under disclosure of $259.64 but was not itemized.								Loan Review Complete
18451568	XXX	$XXX	CA	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $718,361.07 is underdisclosed from calculated Finance Charge of $733,687.10 in the amount of $15,326.03.
EXCEPTION INFO: Closing instructions indicate the Index used was 4.997%. The closest Index available in our look-back period is 5.08083%.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
18451567	XXX	$XXX	MD	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 2 months interest calculated on 2/3 of the original balance.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (MD) - max prepayment charge for MD ARM/Fixed loan is 0% - note states 2%/2%/2% Lender is XXX, FSB.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $506,837.89 is underdisclosed from calculated Finance Charge of $515,254.16 in the amount of $8,416.27.
EXCEPTION INFO: Under disclosure is due to lender utilizing an index of 4.997, per the Approval, however, the lowest in index in the look back is 5.08083%.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451566	XXX	$XXX	NJ	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
																	EXCEPTION INFO: PPP Expired. Prepayment penalty not allowed per state (NJ). No prepayment penalty allowed-Note states 2%, 2%, 2%. Lender is XXX.								Loan Review Complete
18451565	XXX	$XXX	MD	12/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $535,635.15 is underdisclosed from calculated Finance Charge of $537,786.03 in the amount of $2,150.88.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.60% per the approval, however the lowest index value available in the lookback period is 4.65%, in addition the Final TIL Finance Charge is under-disclosed due to incorrect payment stream between Final TIL and actual TIL calculation.								Loan Review Complete
18451564	XXX	$XXX	FL	12/XX/2006	Investment	Purchase			No	No	05/22/2019	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.								Loan Review Complete
18451563	XXX	$XXX	CA	12/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
18451562	XXX	$XXX	NJ	12/XX/2006	Investment	Refinance Rate/Term			No	Yes	05/22/2019	2			2		[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey.								Loan Review Complete
18451561	XXX	$XXX	MA	12/XX/2006	Primary	Refinance Rate/Term	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Massachusetts Prepayment Penalty: Massachusetts Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 3 months interest.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $652,828.59 is underdisclosed from calculated Finance Charge of $664,190.33 in the amount of $11,361.74.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.997% per the Approval, however the lowest index value available in the look back period is 5.08083%.								Loan Review Complete
18451560	XXX	$XXX	CA	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $267,184.81 is underdisclosed from calculated Finance Charge of $269,329.01 in the amount of $2,144.20.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.997% per the loan approval, however the lowest index value available in the lookback period is 4.997%.								Loan Review Complete
18451559	XXX	$XXX	NJ	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.

																	[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey.								Loan Review Complete
18451558	XXX	$XXX	NJ	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired.  No prepayment penalty permitted in state of NJ

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $875,909.05 is underdisclosed from calculated Finance Charge of $894,371.89 in the amount of $18,462.84.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.997% per the Loan Approval, however the lowest index value available in the look back period is 5.08083%.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451557	XXX	$XXX	CA	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
18451556	XXX	$XXX	NJ	11/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $207,244.95 is underdisclosed from calculated Finance Charge of $211,438.08 in the amount of $4,193.13.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.897% per the loan approval, however the lowest index value available in the lookback period is 4.99667%.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451555	XXX	$XXX	NJ	12/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - max prepayment charge for NJ ARM is 0% - note states 2%,2%,2%. Lender is XXX.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $711,112.85 is underdisclosed from calculated Finance Charge of $727,415.42 in the amount of $16,302.57.
EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 4.997% per the (Approval) however, the lowest index value available in the look-back period is 5.08083%.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	[1] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
																		REVIEWER - CLEARED COMMENT (2019/XX/29): Final HUD provided, exception cleared.							Loan Review Complete
18451554	XXX	$XXX	CA	11/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $2,387,920.94 is underdisclosed from calculated Finance Charge of $2,426,018.17 in the amount of $38,097.23.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.49% per the approval, however the lowest index value available in the lookback period is 4.65%. Also prepaid interest fee of $6096.50 on HUD is not disclosed on itemization of amount financed.								Loan Review Complete
18451553	XXX	$XXX	MD	11/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 2 months interest calculated on 2/3 of the original balance.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (MD) - max prepayment charge for MD ARM is 2 months interest calculated on 2/3 of the original balance - note states 2%, 2%, 2%. Lender is XXX, FSB.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $374,432.58 is underdisclosed from calculated Finance Charge of $380,742.51 in the amount of $6,309.93.
																	EXCEPTION INFO: Index is a little off. Per approval, it is 4.897, but system populated 4.9967.								Loan Review Complete
18451552	XXX	$XXX	FL	12/XX/2006	Primary	Purchase	No	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
18451551	XXX	$XXX	CA	11/XX/2006	Investment	Refinance Cash-out - Other			No	No	05/22/2019	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
18451550	XXX	$XXX	NJ	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.

																	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								Loan Review Complete
18451549	XXX	$XXX	AZ	11/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $258,796.07 is underdisclosed from calculated Finance Charge of $265,101.65 in the amount of $6,305.58.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing and index value of 4.897% per the approval, however the minimum index value per the lookback is 4.99667%.								Loan Review Complete
18451548	XXX	$XXX	CA	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $2,366,868.58 is underdisclosed from calculated Finance Charge of $2,398,121.45 in the amount of $31,252.87.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.49% per the Approval, however the lowest index value available in the lookback period is 4.6%.								Loan Review Complete
18451547	XXX	$XXX	FL	12/XX/2006	Primary	Purchase	No	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $330,659.53 is underdisclosed from calculated Finance Charge of $334,087.57 in the amount of $3,428.04.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.897% per the Loan Commitment and Approval, however the lowest index value available in the look back period is 4.99667%.								Loan Review Complete
18451546	XXX	$XXX	CA	11/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $683,884.47 is underdisclosed from calculated Finance Charge of $690,944.28 in the amount of $7,059.81.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.897% per the loan approval, however the lowest index value available in the lookback period is 4.996%.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 05/XX/2019.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451545	XXX	$XXX	CA	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $563,556.82 is underdisclosed from calculated Finance Charge of $579,156.19 in the amount of $15,599.37.
EXCEPTION INFO: Closing instructions indicate the Index used was 4.49%. The closest Index available in our look-back period is 4.6%.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
18451544	XXX	$XXX	CA	11/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $641,630.64 is underdisclosed from calculated Finance Charge of $645,165.10 in the amount of $3,534.46.
																	EXCEPTION INFO: Under disclosure of $2,827.71 is due to lender utilizing an index of 4.897%, per the Approval, however, the lowest index in the look back is 4.99667%. $706.75 is fee related, however, unable to determine cause due to TIL Itemization not breaking down fees.								Loan Review Complete
18451543	XXX	$XXX	NV	12/XX/2006	Investment	Refinance Rate/Term	No	No	05/22/2019	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.								Loan Review Complete
18451542	XXX	$XXX	FL	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $695,354.75 is underdisclosed from calculated Finance Charge of $712,025.52 in the amount of $16,670.77.
																	EXCEPTION INFO: The approval indicates Lender used Index of 4.897%. The closest Index available in our look back period is 4.996%.								Loan Review Complete
18451541	XXX	$XXX	NJ	11/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $203,333.89 is underdisclosed from calculated Finance Charge of $207,707.39 in the amount of $4,373.50.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.897% per the approval, however the lowest index value available in the lookback period is 4.99667%.								Loan Review Complete
18451540	XXX	$XXX	AZ	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $262,888.59 is underdisclosed from calculated Finance Charge of $265,826.00 in the amount of $2,937.41.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.40% per the Loan Approval, however the lowest index value available in the look back period is 4.60%.								Loan Review Complete
18451539	XXX	$XXX	FL	11/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $261,433.37 is underdisclosed from calculated Finance Charge of $262,838.69 in the amount of $1,405.32.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.897% per the approval, however the lowest index value available in the lookback period is 4.99667%.								Loan Review Complete
18451538	XXX	$XXX	CA	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451537	XXX	$XXX	CA	10/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
18451536	XXX	$XXX	NJ	11/XX/2006	Primary	Refinance Cash-out - Other			Yes	Yes	05/22/2019	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.								Loan Review Complete
18451535	XXX	$XXX	CA	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $651,583.43 is underdisclosed from calculated Finance Charge of $667,465.61 in the amount of $15,882.18.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.897% per the loan approval, however the lowest index value available in the lookback period is 4.99%.								Loan Review Complete
18451534	XXX	$XXX	FL	11/XX/2006	Second Home	Purchase	No	No	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $719,616.18 is underdisclosed from calculated Finance Charge of $742,213.11 in the amount of $22,596.93.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.34 percent per the approval, however, the lowest index value available during the lookback period is 4.60 percent.								Loan Review Complete
18451533	XXX	$XXX	CA	10/XX/2006	Primary	Refinance Cash-out - Other			Yes	No	05/22/2019	1			1										Loan Review Complete
18451532	XXX	$XXX	VA	11/XX/2006	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.								Loan Review Complete
18451531	XXX	$XXX	CA	10/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.20100% is underdisclosed from calculated APR of 7.45711% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $2,273,060.21 is underdisclosed from calculated Finance Charge of $2,376,523.58 in the amount of $103,463.37.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.34% per the approval, however the lowest index value available in the lookback period is 4.6%.								Loan Review Complete
18451530	XXX	$XXX	CA	10/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.93300% is underdisclosed from calculated APR of 8.19241% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,065,602.53 is underdisclosed from calculated Finance Charge of $1,099,603.28 in the amount of $34,000.75.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.34% per the approval, however the lowest index value available in the lookback period is 4.6%.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451529	XXX	$XXX	CA	10/XX/2006	Primary	Refinance Cash-out - Home Improvement			Yes	No	05/22/2019	1			1										Loan Review Complete
18451528	XXX	$XXX	CA	10/XX/2006	Investment	Refinance Rate/Term			No	No	05/22/2019	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.								Loan Review Complete
18451527	XXX	$XXX	FL	10/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451526	XXX	$XXX	CA	11/XX/2006	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver								Loan Review Complete
18451525	XXX	$XXX	NJ	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $450,861.93 is underdisclosed from calculated Finance Charge of $462,824.12 in the amount of $11,962.19.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.774% per the Approval, however the lowest index value available in the look back period is 4.89667%.								Loan Review Complete
18451524	XXX	$XXX	CA	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	05/22/2019	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
18451523	XXX	$XXX	CA	10/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,076,772.88 is underdisclosed from calculated Finance Charge of $1,097,243.54 in the amount of $20,470.66.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.34% per the approval, however the lowest index value available in the lookback period is 4.49%.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
18451522	XXX	$XXX	CA	10/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.93100% is underdisclosed from calculated APR of 8.18523% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $365,103.85 is underdisclosed from calculated Finance Charge of $374,052.28 in the amount of $8,948.43.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.34% per the approval, however the lowest index value available in the lookback period is 4.6%.								Loan Review Complete
18451521	XXX	$XXX	CA	10/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $983,672.67 is underdisclosed from calculated Finance Charge of $1,002,391.17 in the amount of $18,718.50.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.34% per the approval, however the lowest index value available in the lookback period is 4.49%.								Loan Review Complete
18451520	XXX	$XXX	CA	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
18451519	XXX	$XXX	CA	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $758,129.77 is underdisclosed from calculated Finance Charge of $808,015.13 in the amount of $49,885.36.
																	EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 4.340% per the (Approval) however, the lowest index value available in the look-back period is 4.600%.								Loan Review Complete
18451518	XXX	$XXX	CA	10/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	No	05/22/2019	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $340,333.58 is underdisclosed from calculated Finance Charge of $348,795.97 in the amount of $8,462.39.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.774% per the loan approval, however the lowest index value available in the look-back period is 4.89667%.								Loan Review Complete
18451517	XXX	$XXX	MD	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 2 months interest calculated on 2/3 of the original balance.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (MD) - max prepayment charge for MD ARM/Fixed loan is 0% - note states 2%/2%/2%. Lender is XXX, FSB.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $171,473.41 is underdisclosed from calculated Finance Charge of $174,111.74 in the amount of $2,638.33.
																	EXCEPTION INFO: Under disclosure is due to lender utilizing an index of 4.340%, per the Approval, however, the lowest index in the look back is 4.60%.								Loan Review Complete
18451516	XXX	$XXX	CA	10/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.81200% is underdisclosed from calculated APR of 8.06709% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $738,759.33 is underdisclosed from calculated Finance Charge of $762,679.45 in the amount of $23,920.12.
																	EXCEPTION INFO: The underdisclosure is due to the lender utilizing an index value of 4.340% per the Index Value Documentation, however, the lowest incex value available in the lookback period is 4.600%								Loan Review Complete
18451515	XXX	$XXX	CA	10/XX/2006	Investment	Refinance Cash-out - Other	No	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.								Loan Review Complete
18451514	XXX	$XXX	VA	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $756,860.67 is underdisclosed from calculated Finance Charge of $780,086.11 in the amount of $23,225.44.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.34% per the loan approval, however the lowest index value available in the lookback period is 4.60%								Loan Review Complete
18451513	XXX	$XXX	CA	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $675,676.36 is underdisclosed from calculated Finance Charge of $695,106.84 in the amount of $19,430.48.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.774% per the approval, however the lowest index value available in the lookback period is 4.896%.								Loan Review Complete
18451512	XXX	$XXX	CA	10/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
18451511	XXX	$XXX	CA	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	05/22/2019	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
REVIEWER - GENERAL COMMENT (2019/XX/29): HUD received is the same doc from the original image file. This HUD is dated 06/XX/2006 while the note is dated 09/XX/2006, and the HUD on line 1302 reflects "Funds Held due to verbal to release date 11/XX/06" for approximately $4600. This HUD is considered estimated due to the dating and hold back issues. No changes made.	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $768,516.79 is underdisclosed from calculated Finance Charge of $778,221.62 in the amount of $9,704.83.
																	EXCEPTION INFO: The approval indicates Lender used Index of 4.34%. The closest Index available in our look back period is 4.49%.								Loan Review Complete
18451510	XXX	$XXX	FL	10/XX/2006	Second Home	Refinance Cash-out - Debt Consolidation	No	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $397,743.83 is underdisclosed from calculated Finance Charge of $402,819.37 in the amount of $5,075.54.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.34% per the loan approval, however the lowest index value available in the lookback period is 4.49%.								Loan Review Complete
18451509	XXX	$XXX	NJ	10/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $394,062.62 is underdisclosed from calculated Finance Charge of $404,239.27 in the amount of $10,176.65.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.774% per the Loan Approval, however the lowest index value available in the look back period is 4.89667%.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451508	XXX	$XXX	WA	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.62300% is underdisclosed from calculated APR of 7.95810% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $502,402.74 is underdisclosed from calculated Finance Charge of $525,485.47 in the amount of $23,082.73.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.11% per the loan approval, however the lowest index value available in the lookback period is 4.49%.								Loan Review Complete
18451507	XXX	$XXX	CA	10/XX/2006	Investment	Refinance Cash-out - Debt Consolidation			No	No	05/22/2019	2			2		[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)								Loan Review Complete
18451506	XXX	$XXX	CA	10/XX/2006	Investment	Refinance Cash-out - Other			No	No	05/22/2019	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.								Loan Review Complete
18451505	XXX	$XXX	CA	11/XX/2006	Investment	Refinance Cash-out - Other	No	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.								Loan Review Complete
18451504	XXX	$XXX	CA	10/XX/2006	Investment	Refinance Rate/Term			No	No	05/22/2019	1			1										Loan Review Complete
18451503	XXX	$XXX	NJ	10/XX/2006	Primary	Refinance Rate/Term	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.								Loan Review Complete
18451502	XXX	$XXX	NJ	9/XX/2006	Investment	Refinance Cash-out - Debt Consolidation			No	Yes	05/22/2019	2			2		[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey.								Loan Review Complete
18451501	XXX	$XXX	NJ	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.61500% is underdisclosed from calculated APR of 7.98735% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.11% per the Approval, however the lowest index value available in the look back period is 4.49%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $777,355.33 is underdisclosed from calculated Finance Charge of $811,519.81 in the amount of $34,164.48.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.11% per the Approval, however the lowest index value available in the look back period is 4.49%.								Loan Review Complete
18451500	XXX	$XXX	FL	9/XX/2006	Second Home	Purchase	No	No	05/22/2019	2	2	[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 7.73300% is underdisclosed from calculated APR of 8.07810% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.11% per the approval, however the lowest index value available in the lookback period is 4.49%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $553,767.66 is underdisclosed from calculated Finance Charge of $579,718.23 in the amount of $25,950.57.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.11% per the approval, however the lowest index value available in the lookback period is 4.49%.								Loan Review Complete
18451499	XXX	$XXX	OR	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	05/22/2019	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.40300% is underdisclosed from calculated APR of 7.88757% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $347,772.12 is underdisclosed from calculated Finance Charge of $378,210.51 in the amount of $30,438.39.
																	EXCEPTION INFO: The approval indicates Lender used Index of 4.11%. The closest Index available in our look back period is 4.60%.								Loan Review Complete
18451498	XXX	$XXX	WA	10/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.73900% is underdisclosed from calculated APR of 8.16071% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.110% per the loan approval, however the lowest index value available in the lookback period is 4.49%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $406,887.46 is underdisclosed from calculated Finance Charge of $425,586.11 in the amount of $18,698.65.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.110% per the loan approval, however the lowest index value available in the lookback period is 4.49%.								Loan Review Complete
18451497	XXX	$XXX	CA	9/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $648,906.59 is underdisclosed from calculated Finance Charge of $655,916.88 in the amount of $7,010.29.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.640% per the Loan Commitment and Approval, however the lowest index value available in the look back period is 4.77417%.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451496	XXX	$XXX	FL	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $132,240.97 is underdisclosed from calculated Finance Charge of $133,806.08 in the amount of $1,565.11.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.49% per the approval, however the lowest index value available during the lookback period is 4.65%.								Loan Review Complete
18451495	XXX	$XXX	NJ	9/XX/2006	Primary	Purchase	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.76200% is underdisclosed from calculated APR of 8.10400% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $447,072.86 is underdisclosed from calculated Finance Charge of $454,735.03 in the amount of $7,662.17.
																	EXCEPTION INFO: Under disclosure due to the lender utilizing an index value of 4.11% per the approval document, however the lowest index value available in the lookback period is 4.49%								Loan Review Complete
18451494	XXX	$XXX	CA	9/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.54300% is underdisclosed from calculated APR of 7.89517% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $943,107.55 is underdisclosed from calculated Finance Charge of $983,607.27 in the amount of $40,499.72.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.11% per the Loan Approval, however the lowest index value available in the look back period is 4.49%.								Loan Review Complete
18451493	XXX	$XXX	WA	9/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.81700% is underdisclosed from calculated APR of 8.20995% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $342,966.12 is underdisclosed from calculated Finance Charge of $359,295.33 in the amount of $16,329.21.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.11% per the approval, however the lowest index value available in the lookback period is 4.49%.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.								Loan Review Complete
18451492	XXX	$XXX	NJ	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.69000% is underdisclosed from calculated APR of 8.03590% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,205,993.11 is underdisclosed from calculated Finance Charge of $1,227,261.81 in the amount of $21,268.70.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.11% per the approval, however the lowest index value available in the lookback period is 4.49%.								Loan Review Complete
18451491	XXX	$XXX	CA	9/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $867,793.23 is underdisclosed from calculated Finance Charge of $920,389.07 in the amount of $52,595.84.
																	EXCEPTION INFO: Commitment and Approval indicates the Index used was 4.11%. The lowest Index available within the look-back period is 4.49%.								Loan Review Complete
18451490	XXX	$XXX	NJ	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.56800% is underdisclosed from calculated APR of 7.93409% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $530,046.00 is underdisclosed from calculated Finance Charge of $582,157.09 in the amount of $52,111.09.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.110% per the Approval, however the lowest index value available in the look back period is 4.490%.								Loan Review Complete
18451489	XXX	$XXX	CA	9/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $488,037.17 is underdisclosed from calculated Finance Charge of $500,869.39 in the amount of $12,832.22.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.11% per the approval, however the lowest index value available in the lookback period is 4.34%.								Loan Review Complete
18451488	XXX	$XXX	CA	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $473,047.66 is underdisclosed from calculated Finance Charge of $492,896.86 in the amount of $19,849.20.
																	EXCEPTION INFO: Unable to determine fee portion of under disclosure due to - TIL Itemization does not itemize prepaid finance charges. Payment stream portion is due to the lender utilizing an index value of 4.11% per the loan approval, however the lowest index value available in the look-back period is 4.34%.								Loan Review Complete
18451487	XXX	$XXX	CA	9/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,134,814.39 is underdisclosed from calculated Finance Charge of $1,203,292.28 in the amount of $68,477.89.
																	EXCEPTION INFO: It appears a lower Index was used at origination than the 4.34% Index available within the look-back period. It is noted that the TIL Itemization finance charge total $2088.54 is a positive variance from the $1949.54 actual.								Loan Review Complete
18451486	XXX	$XXX	CA	9/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.55200% is underdisclosed from calculated APR of 7.86830% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $609,770.75 is underdisclosed from calculated Finance Charge of $659,940.19 in the amount of $50,169.44.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.110% per the approval, however the lowest index value available in the lookback period is 4.490%, in addition the Final TIL Finance Charge is under-disclosed due to incorrect payment stream between Final TIL and actual TIL calculation								Loan Review Complete
18451485	XXX	$XXX	TX	8/XX/2006	Investment	Refinance Cash-out - Other			No	No	05/22/2019	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.								Loan Review Complete
18451484	XXX	$XXX	IL	8/XX/2006	Investment	Refinance Cash-out - Debt Consolidation	No	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)

[2] State Compliance - Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 6% charge exceeds 5% maximum per IL law

[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible on a loan with an interest rate greater than 8%.
EXCEPTION INFO: PPP expired.  Prepayment penalty charge not allowed per the state of IL.  Max prepayment charge for IL is 3% in the first year, 2% in the second year and 1% in the third year.  Subject loan has 2-2-2% prepayment penalty.  Lender is XXX, FSB, a Federal Savings Bank.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.								Loan Review Complete
18451483	XXX	$XXX	CA	9/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.96600% is underdisclosed from calculated APR of 7.35598% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 3.940% per the (Approval) however, the lowest index value available in the look-back period is 4.340%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $208,991.39 is underdisclosed from calculated Finance Charge of $231,340.41 in the amount of $22,349.02.
																	EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 3.940% per the (Approval) however, the lowest index value available in the look-back period is 4.340%.								Loan Review Complete
18451482	XXX	$XXX	CA	9/XX/2006	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.85200% is underdisclosed from calculated APR of 7.39239% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.94% per the approval, however the lowest index value available in the lookback period is 4.49%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $871,774.14 is underdisclosed from calculated Finance Charge of $985,242.87 in the amount of $113,468.73.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.94% per the approval, however the lowest index value available in the lookback period is 4.49%.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
18451481	XXX	$XXX	NJ	8/XX/2006	Primary	Refinance Rate/Term	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.49000% is underdisclosed from calculated APR of 7.84590% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $429,892.71 is underdisclosed from calculated Finance Charge of $468,081.73 in the amount of $38,189.02.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.940% per the Approval, however the lowest index value available in the look back period is 4.340%.								Loan Review Complete
18451480	XXX	$XXX	CA	9/XX/2006	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.82200% is underdisclosed from calculated APR of 7.32120% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $796,834.00 is underdisclosed from calculated Finance Charge of $901,198.32 in the amount of $104,364.32.
																	EXCEPTION INFO: It appears a lower Index was used at origination than the 4.490% Index available within the look-back period. It is noted the TIL Itemization finance charge total of $3879.78 is a positive variance from $3384.46 actual.								Loan Review Complete
18451479	XXX	$XXX	VA	8/XX/2006	Investment	Refinance Cash-out - Other			No	No	05/22/2019	2			2		[2] State Compliance - Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state.								Loan Review Complete
18451478	XXX	$XXX	CA	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.98200% is underdisclosed from calculated APR of 7.32350% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $842,453.95 is underdisclosed from calculated Finance Charge of $916,400.51 in the amount of $73,946.56.
EXCEPTION INFO: Commitment and Approval indicates the Index used was 4.11%. The lowest Index available within the look-back period is 4.49%.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451477	XXX	$XXX	TX	8/XX/2006	Primary	Purchase	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.63800% is underdisclosed from calculated APR of 8.05143% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $253,113.52 is underdisclosed from calculated Finance Charge of $263,441.59 in the amount of $10,328.07.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.94% per the Loan Approval, however the lowest index value available in the look back period is 4.34%.  There is an under disclosure of $125 but fees were not itemized.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
18451476	XXX	$XXX	CA	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.34600% is underdisclosed from calculated APR of 7.74180% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $2,673,029.43 is underdisclosed from calculated Finance Charge of $2,956,531.97 in the amount of $283,502.54.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.94% per the approval, however the lowest index value available in the lookback period is 4.34%.								Loan Review Complete
18451475	XXX	$XXX	VA	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.54800% is underdisclosed from calculated APR of 7.92549% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.94% per the approval, however the lowest index value available in the lookback period is 4.34%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $379,582.44 is underdisclosed from calculated Finance Charge of $394,416.44 in the amount of $14,834.00.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.94% per the approval, however the lowest index value available in the lookback period is 4.34%.								Loan Review Complete
18451474	XXX	$XXX	CA	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.33900% is underdisclosed from calculated APR of 7.72335% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $621,554.62 is underdisclosed from calculated Finance Charge of $652,383.71 in the amount of $30,829.09.
																	EXCEPTION INFO: Commitment letter indicates the Index used was 3.94%. The lowest Index available within the look-back period is 4.34%.								Loan Review Complete
18451473	XXX	$XXX	CA	9/XX/2006	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 6.86500% is underdisclosed from calculated APR of 7.26022% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.94% per the loan approval, however the lowest index value available in the look-back period is 4.34%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $642,966.72 is underdisclosed from calculated Finance Charge of $711,583.83 in the amount of $68,617.11.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.94% per the loan approval, however the lowest index value available in the look-back period is 4.34%.								Loan Review Complete
18451472	XXX	$XXX	MD	8/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Loan contains an impermissible prepayment penalty of greater than 2 months interest calculated on 2/3 of the original balance.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (MD)-max prepayment charge is 2 months advance interest-note states 2%, 2%, 2%. Lender is XXX

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.35800% is underdisclosed from calculated APR of 7.74794% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $956,900.54 is underdisclosed from calculated Finance Charge of $993,234.89 in the amount of $36,334.35.
																	EXCEPTION INFO: The approval indicates Lender used Index of 3.94%. The closest Index available in our look back period is 4.34%.								Loan Review Complete
18451471	XXX	$XXX	CA	8/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,397,333.15 is underdisclosed from calculated Finance Charge of $1,398,245.80 in the amount of $912.65.
																	EXCEPTION INFO: Unable to determine under disclosure due to itemization of amount financed not itemizing the prepaid finance charges. Appears to be fee related								Loan Review Complete
18451470	XXX	$XXX	FL	10/XX/2006	Primary	Purchase	No	No	05/22/2019	2	2	[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 7.44500% is underdisclosed from calculated APR of 7.98580% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $245,359.48 is underdisclosed from calculated Finance Charge of $260,111.30 in the amount of $14,751.82.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.94% per the approval, however the lowest index value available in the lookback period is 4.49%.								Loan Review Complete
18451469	XXX	$XXX	CA	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	05/22/2019	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
REVIEWER - GENERAL COMMENT (2019/XX/29): HUD received is the same unsigned/unstamped copy from the original image file, no changes made.	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.80100% is underdisclosed from calculated APR of 7.19417% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,259,764.14 is underdisclosed from calculated Finance Charge of $1,395,886.71 in the amount of $136,122.57.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.94% per the approval however the lowest index value available in the lookback period is 4.34%.								Loan Review Complete
18451468	XXX	$XXX	AZ	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.49300% is underdisclosed from calculated APR of 7.89161% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.94% per the loan approval, however the lowest index value available in the look-back period is 4.34%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $342,270.69 is underdisclosed from calculated Finance Charge of $355,216.35 in the amount of $12,945.66.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.94% per the loan approval, however the lowest index value available in the look-back period is 4.34%.								Loan Review Complete
18451467	XXX	$XXX	NJ	8/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.84700% is underdisclosed from calculated APR of 7.21480% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $281,690.38 is underdisclosed from calculated Finance Charge of $307,808.50 in the amount of $26,118.12.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.94% per the loan approval, however the lowest index value available in the lookback period is 4.34%.								Loan Review Complete
18451466	XXX	$XXX	CA	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.91800% is underdisclosed from calculated APR of 7.31069% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.94% per the approval, however the lowest index value available in the lookback period is 4.34%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,197,074.14 is underdisclosed from calculated Finance Charge of $1,324,533.37 in the amount of $127,459.23.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.94% per the approval, however the lowest index value available in the lookback period is 4.34%.								Loan Review Complete
18451465	XXX	$XXX	NJ	8/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $237,908.27 is underdisclosed from calculated Finance Charge of $246,988.28 in the amount of $9,080.01.
																	EXCEPTION INFO: Under disclosure due to the Lender utilizing an index value of 3.940% per the approval; however, the lowest index value available in the look-back period is 4.11%.								Loan Review Complete
18451464	XXX	$XXX	NJ	8/XX/2006	Investment	Refinance Cash-out - Other	No	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.

																	[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey.								Loan Review Complete
18451463	XXX	$XXX	NJ	8/XX/2006	Investment	Refinance Cash-out - Other	No	Yes	05/22/2019	2	2	[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey.
																	EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - max prepayment charge for NJ ARM is 0% - note states 2%, 2%, 2%. Lender is XXX, FSB.								Loan Review Complete
18451462	XXX	$XXX	MD	8/XX/2006	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Loan contains an impermissible prepayment penalty of greater than 2 months interest calculated on 2/3 of the original balance.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (MD) - max prepayment charge for MD is 2 months interest on 2/3 of the OPB - note states 2% on prepaid amount over $5,000. Lender is XXX.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.83400% is underdisclosed from calculated APR of 7.21858% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $364,368.60 is underdisclosed from calculated Finance Charge of $403,533.71 in the amount of $39,165.11.
EXCEPTION INFO: Commitment and Approval indicates the Index used was 3.94%. The lowest Index available within the look-back period is 4.34%.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451461	XXX	$XXX	CA	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.81600% is underdisclosed from calculated APR of 7.17290% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $627,487.08 is underdisclosed from calculated Finance Charge of $685,811.82 in the amount of $58,324.74.
																	EXCEPTION INFO: Index is 3.94 per approval, not 4.34 as the system populated.								Loan Review Complete
18451460	XXX	$XXX	CA	9/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.89900% is underdisclosed from calculated APR of 7.28863% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $280,795.99 is underdisclosed from calculated Finance Charge of $310,812.43 in the amount of $30,016.44.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.94% per the approval, however the lowest index value available in the lookback period is 4.34%.								Loan Review Complete
18451459	XXX	$XXX	TX	8/XX/2006	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.82500% is underdisclosed from calculated APR of 7.33857% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $87,267.36 is underdisclosed from calculated Finance Charge of $100,188.00 in the amount of $12,920.64.
EXCEPTION INFO: nder disclosure is due to the lender utilizing an index value of 3.790% per the approval, however the lowest index value available in the lookback period is 4.340%.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451458	XXX	$XXX	NJ	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.42500% is underdisclosed from calculated APR of 7.72615% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.79% per the loan approval document, however the lowest index value available in the look-back period is 4.11%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $558,608.93 is underdisclosed from calculated Finance Charge of $604,232.81 in the amount of $45,623.88.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.79% per the loan approval document, however the lowest index value available in the look-back period is 4.11%.								Loan Review Complete
18451457	XXX	$XXX	NJ	8/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - max prepayment charge for NJloan is 0% - note states 2%, 2%, 2%. Lender is XXX, FSB.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.20800% is underdisclosed from calculated APR of 7.70170% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $953,369.10 is underdisclosed from calculated Finance Charge of $1,074,859.74 in the amount of $121,490.64.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.79% per the approval, however the lowest index value available in the lookback period is 4.34%.								Loan Review Complete
18451456	XXX	$XXX	FL	8/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.46600% is underdisclosed from calculated APR of 7.77318% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $326,366.77 is underdisclosed from calculated Finance Charge of $353,090.13 in the amount of $26,723.36.
																	EXCEPTION INFO: The approval indicates Lender used Index of 3.79%. The closest Index available in our look back period is 4.11%.								Loan Review Complete
18451455	XXX	$XXX	AZ	7/XX/2006	Primary	Purchase	No	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.39100% is underdisclosed from calculated APR of 7.69670% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $205,836.51 is underdisclosed from calculated Finance Charge of $221,032.86 in the amount of $15,196.35.
																	EXCEPTION INFO: Unable to determine fee under disclosure due to missing itemization of amount financed. Commitment and Approval indicates the Index used was 3.79%. The lowest Index available within the look-back period is 4.11%.								Loan Review Complete
18451454	XXX	$XXX	VA	7/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.39800% is underdisclosed from calculated APR of 7.71616% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $386,308.91 is underdisclosed from calculated Finance Charge of $402,416.98 in the amount of $16,108.07.
																	EXCEPTION INFO: The approval indicates Lender used Index of 3.79%. The closest Index available in our look back period is 4.11%.								Loan Review Complete
18451453	XXX	$XXX	NJ	7/XX/2006	Primary	Refinance Rate/Term	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.51300% is underdisclosed from calculated APR of 7.79520% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to lender utilizing an index value of 3.79% per the approval, however the lowest index value available in the lookback period is 4.11%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $285,751.65 is underdisclosed from calculated Finance Charge of $306,291.99 in the amount of $20,540.34.
																	EXCEPTION INFO: Under disclosure is due to lender utilizing an index value of 3.79% per the approval, however the lowest index value available in the lookback period is 4.11%.								Loan Review Complete
18451452	XXX	$XXX	ID	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.

[2] State Compliance - Idaho Prepayment Penalty: Idaho Prepayment Penalty:  Loan contains a prepayment penalty which was not disclosed separately in writing to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.29200% is underdisclosed from calculated APR of 7.82617% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $292,326.40 is underdisclosed from calculated Finance Charge of $328,960.75 in the amount of $36,634.35.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.79% per the approval, however the lowest index value available in the lookback period is 4.34%.								Loan Review Complete
18451451	XXX	$XXX	NJ	7/XX/2006	Primary	Refinance Rate/Term	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - max prepayment charge for NJ ARM is 0% - note states 2%,2%,2%. Lender is XXX.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.27200% is underdisclosed from calculated APR of 7.55610% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 3.790% per the (Approval) however, the lowest index value available in the look-back period is 4.110%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $540,073.13 is underdisclosed from calculated Finance Charge of $579,077.47 in the amount of $39,004.34.
																	EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 3.790% per the (Approval) however, the lowest index value available in the look-back period is 4.110%.								Loan Review Complete
18451450	XXX	$XXX	CA	8/XX/2006	Investment	Refinance Rate/Term	No	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.								Loan Review Complete
18451449	XXX	$XXX	CA	8/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.45800% is underdisclosed from calculated APR of 7.99499% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $310,772.03 is underdisclosed from calculated Finance Charge of $331,818.31 in the amount of $21,046.28.
																	EXCEPTION INFO: The approval indicates Lender used Index of 3.79%. The closest Index available in our look back period is 4.34%.								Loan Review Complete
18451448	XXX	$XXX	CA	7/XX/2006	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.66100% is underdisclosed from calculated APR of 6.94890% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $895,637.22 is underdisclosed from calculated Finance Charge of $963,447.37 in the amount of $67,810.15.
																	EXCEPTION INFO: Commitment letter indicates the Index used was 3.79%. The lowest Index available within the look-back period is 4.11%.								Loan Review Complete
18451447	XXX	$XXX	FL	8/XX/2006	Second Home	Refinance Cash-out - Other	No	No	05/22/2019	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.44200% is underdisclosed from calculated APR of 7.75141% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $257,052.97 is underdisclosed from calculated Finance Charge of $278,284.79 in the amount of $21,231.82.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.79% per the approval, however the lowest index value available in the lookback period is 4.11%.								Loan Review Complete
18451446	XXX	$XXX	CA	7/XX/2006	Primary	Purchase	No	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.16600% is underdisclosed from calculated APR of 7.51177% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,061,679.98 is underdisclosed from calculated Finance Charge of $1,146,088.34 in the amount of $84,408.36.
																	EXCEPTION INFO: The approval indicates Lender used Index of 3.79%. The closest Index available in our look back period is 4.11%.								Loan Review Complete
18451445	XXX	$XXX	NJ	7/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.24600% is underdisclosed from calculated APR of 7.55629% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.79% per the loan approval document, however the lowest index value available in the look-back period is 4.11%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $312,932.14 is underdisclosed from calculated Finance Charge of $326,027.22 in the amount of $13,095.08.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.79% per the loan approval document, however the lowest index value available in the look-back period is 4.11%.								Loan Review Complete
18451444	XXX	$XXX	NJ	7/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $433,756.29 is underdisclosed from calculated Finance Charge of $447,373.08 in the amount of $13,616.79.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.790% per the Approval, however the lowest index value available in the look back period is 3.940%.								Loan Review Complete
18451443	XXX	$XXX	CA	7/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.22000% is underdisclosed from calculated APR of 7.52730% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $517,430.96 is underdisclosed from calculated Finance Charge of $538,762.74 in the amount of $21,331.78.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.79% per the approval, however the lowest index value available in the lookback period is 4.11%.								Loan Review Complete
18451442	XXX	$XXX	NJ	7/XX/2006	Investment	Refinance Rate/Term			No	Yes	05/22/2019	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.								Loan Review Complete
18451441	XXX	$XXX	CA	7/XX/2006	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $2,064,282.19 is underdisclosed from calculated Finance Charge of $2,142,905.83 in the amount of $78,623.64.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.79% per the approval, however the lowest index value available in the lookback period is 3.94%.								Loan Review Complete
18451440	XXX	$XXX	IL	7/XX/2006	Primary	Purchase	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible on a loan with an interest rate greater than 8%.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $332,087.55 is underdisclosed from calculated Finance Charge of $344,939.14 in the amount of $12,851.59.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.790% per the (approval), however the lowest index value available in the lookback period is 3.94%.								Loan Review Complete
18451439	XXX	$XXX	FL	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $405,986.44 is underdisclosed from calculated Finance Charge of $421,350.15 in the amount of $15,363.71.
																	EXCEPTION INFO: Commitment and Approval indicates the Index used was 1.79%. The lowest Index available within the look-back period is 1.94%.								Loan Review Complete
18451438	XXX	$XXX	CA	7/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.07600% is underdisclosed from calculated APR of 7.51269% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $712,488.28 is underdisclosed from calculated Finance Charge of $798,038.36 in the amount of $85,550.08.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.66% per the approval, however the lowest index value available in the lookback period is 4.11%.								Loan Review Complete
18451437	XXX	$XXX	CA	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.05300% is underdisclosed from calculated APR of 7.72714% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $299,361.96 is underdisclosed from calculated Finance Charge of $355,275.05 in the amount of $55,913.09.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.66% per the approval, however the lowest index value available in the lookback period is 4.34%.								Loan Review Complete
18451436	XXX	$XXX	NJ	7/XX/2006	Primary	Purchase	Yes	Yes	05/22/2019	3	3	[3] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - max prepayment charge for NJ ARM is 0% - note states 2%,2%,2%. Lender is XXX.	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.58000% is underdisclosed from calculated APR of 6.98040% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $245,849.17 is underdisclosed from calculated Finance Charge of $272,591.68 in the amount of $26,742.51.
																	EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 3.660% per the (Approval) however, the lowest index value available in the look-back period is 4.110%.								Loan Review Complete
18451435	XXX	$XXX	CA	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.26600% is underdisclosed from calculated APR of 7.54447% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $392,535.04 is underdisclosed from calculated Finance Charge of $421,124.13 in the amount of $28,589.09.
																	EXCEPTION INFO: Under disclosure is due to lender utilizing an index val. of 3.66% and the lowest index val. avail. in the lookback is 3..94%								Loan Review Complete
18451434	XXX	$XXX	CA	7/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.13300% is underdisclosed from calculated APR of 7.38530% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 3.660% per the (Approval) however, the lowest index value available in the look-back period is 3.940%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,039,621.50 is underdisclosed from calculated Finance Charge of $1,105,927.20 in the amount of $66,305.70.
EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 3.660% per the (Approval) however, the lowest index value available in the look-back period is 3.940%.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451433	XXX	$XXX	CA	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.25800% is underdisclosed from calculated APR of 7.53425% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 3.660% per the (Approval) however, the lowest index value available in the look-back period is 3.940%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $796,139.29 is underdisclosed from calculated Finance Charge of $854,006.12 in the amount of $57,866.83.
																	EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 3.660% per the (Approval) however, the lowest index value available in the look-back period is 3.940%.								Loan Review Complete
18451432	XXX	$XXX	FL	8/XX/2006	Investment	Refinance Cash-out - Other	No	No	05/22/2019	2	2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.								Loan Review Complete
18451431	XXX	$XXX	TX	7/XX/2006	Primary	Purchase	Yes	No	05/22/2019	2	2	[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 6.57700% is underdisclosed from calculated APR of 7.22334% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.660% per the approval, however the lowest index value available in the lookback period is 4.34%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $196,708.78 is underdisclosed from calculated Finance Charge of $234,333.96 in the amount of $37,625.18.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.660% per the approval, however the lowest index value available in the lookback period is 4.34%.								Loan Review Complete
18451430	XXX	$XXX	CA	7/XX/2006	Primary	Purchase	Yes	No	05/22/2019	2	2	[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 6.65000% is underdisclosed from calculated APR of 7.04860% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 3.660% per the (Approval) however, the lowest index value available in the look-back period is 4.110%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $306,178.19 is underdisclosed from calculated Finance Charge of $339,805.63 in the amount of $33,627.44.
EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 3.660% per the (Approval) however, the lowest index value available in the look-back period is 4.110%.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
18451429	XXX	$XXX	TX	7/XX/2006	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.36000% is underdisclosed from calculated APR of 7.78413% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 3.660% per the (Approval) however, the lowest index value available in the look-back period is 4.110%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $156,002.11 is underdisclosed from calculated Finance Charge of $174,213.38 in the amount of $18,211.27.
EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 3.660% per the (Approval) however, the lowest index value available in the look-back period is 4.110%.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451428	XXX	$XXX	NJ	6/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.73000% is overdisclosed from calculated APR of 7.41280% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to lender utilizing an index value of 3.66% per the approval, however the lowest index value available in the lookback period is 3.94%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $166,897.31 is underdisclosed from calculated Finance Charge of $177,374.57 in the amount of $10,477.26.
																	EXCEPTION INFO: Under disclosure is due to lender utilizing an index value of 3.66% per the approval, however the lowest index value available in the lookback period is 3.94%.								Loan Review Complete
18451427	XXX	$XXX	NY	6/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 5%

[2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Loan with an interest rate greater than 6% contains a prepayment penalty greater than 12 months.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NY) - max prepayment charge for NY is 12 months - note states 36 months. Lender is XXX.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.51500% is underdisclosed from calculated APR of 7.76650% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 3.660% per the (Approval) however, the lowest index value available in the look-back period is 3.940%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $364,722.83 is underdisclosed from calculated Finance Charge of $387,292.37 in the amount of $22,569.54.
																	EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 3.660% per the (Approval) however, the lowest index value available in the look-back period is 3.940%.								Loan Review Complete
18451426	XXX	$XXX	NJ	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - Prepayment in full of a mortgage loan may be made at any time without penalty - note states 2% of the amount of prepayment that exceeds $5000 in a calendar month.  Lender is XXX.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.76000% is underdisclosed from calculated APR of 7.20090% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $330,262.99 is underdisclosed from calculated Finance Charge of $365,485.50 in the amount of $35,222.51.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.66% per the loan approval, however the lowest index value available in the lookback period is 4.11%.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451425	XXX	$XXX	SC	7/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

[2] State Compliance - South Carolina Home Loan (Impermissible Prepayment Penalty): South Carolina Home Loan: Prepayment penalty prohibited on loan amount less than 150,000.00.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (SC) - max prepayment charge for SC ARM loan is 0% - note states 2%,2%,2%. Lender is XXX.

[2] State Compliance - South Carolina Prepayment Penalty: South Carolina Prepayment Penalty:  Prepayment penalty not permissible on a loan in the amount less than $150,000.00.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (SC) - max prepayment charge for SC ARM loan is 0% - note states 2%,2%,2%. Lender is XXX.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.68300% is underdisclosed from calculated APR of 7.11120% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 3.660% per the (Approval) however, the lowest index value available in the look-back period is 4.110%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $111,351.94 is underdisclosed from calculated Finance Charge of $123,673.19 in the amount of $12,321.25.
																	EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 3.660% per the (Approval) however, the lowest index value available in the look-back period is 4.110%.								Loan Review Complete
18451424	XXX	$XXX	FL	6/XX/2006	Primary	Purchase	No	No	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.28300% is underdisclosed from calculated APR of 7.58609% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 3.660% per the (Approval) however, the lowest index value available in the look-back period is 3.940%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $299,805.95 is underdisclosed from calculated Finance Charge of $322,065.98 in the amount of $22,260.03.
																	EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 3.660% per the (Approval) however, the lowest index value available in the look-back period is 3.940%.								Loan Review Complete
18451423	XXX	$XXX	NJ	6/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - max prepayment charge for NJ ARM is 0% - note states 2%, 2%, 2%. Lender is XXX, FSB.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $575,613.27 is underdisclosed from calculated Finance Charge of $610,752.63 in the amount of $35,139.36.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.66% per the Approval, however the lowest index value available in the lookback period is 3.94%.								Loan Review Complete
18451422	XXX	$XXX	CA	6/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.30900% is underdisclosed from calculated APR of 7.63256% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 3.660% per the (Approval) however, the lowest index value available in the look-back period is 3.940%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $185,155.66 is underdisclosed from calculated Finance Charge of $199,093.68 in the amount of $13,938.02.
																	EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 3.660% per the (Approval) however, the lowest index value available in the look-back period is 3.940%.								Loan Review Complete
18451421	XXX	$XXX	CA	7/XX/2006	Primary	Purchase	No	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.21100% is underdisclosed from calculated APR of 7.65308% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 3.660% per the (Approval) however, the lowest index value available in the look-back period is 4.110%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $2,053,051.44 is underdisclosed from calculated Finance Charge of $2,299,800.98 in the amount of $246,749.54.
																	EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 3.660% per the (Approval) however, the lowest index value available in the look-back period is 4.110%.								Loan Review Complete
18451420	XXX	$XXX	CA	6/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	No	05/22/2019	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $812,136.07 is underdisclosed from calculated Finance Charge of $847,635.87 in the amount of $35,499.80.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.158% per the apprioval), however the lowest index value available in the lookback period is 4.31833%.								Loan Review Complete
18451419	XXX	$XXX	FL	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $148,993.23 is underdisclosed from calculated Finance Charge of $158,234.85 in the amount of $9,241.62.
EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 3.660% per the (Approval) however, the lowest index value available in the look-back period is 3.940%.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451418	XXX	$XXX	CA	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.25100% is underdisclosed from calculated APR of 7.69487% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 3.660% per the (Approval) however, the lowest index value available in the look-back period is 4.110%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $415,563.68 is underdisclosed from calculated Finance Charge of $457,691.04 in the amount of $42,127.36.
																	EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 3.660% per the (Approval) however, the lowest index value available in the look-back period is 4.110%.								Loan Review Complete
18451417	XXX	$XXX	MD	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Loan contains an impermissible prepayment penalty of greater than 2 months interest calculated on 2/3 of the original balance.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $639,355.73 is underdisclosed from calculated Finance Charge of $660,457.15 in the amount of $21,101.42.
																	EXCEPTION INFO: Under disclosure is due to lender utilizing an index of 3.660%, per the Approval, however, the lowest index in the look back is 3.790%.								Loan Review Complete
18451416	XXX	$XXX	AZ	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $336,284.58 is underdisclosed from calculated Finance Charge of $347,247.96 in the amount of $10,963.38.
																	EXCEPTION INFO: Under disclosure is due to lender utilizing an index of 3.660%, per the Approval, however, the lowest index in the look back is 3.790%								Loan Review Complete
18451415	XXX	$XXX	VA	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $152,763.39 is underdisclosed from calculated Finance Charge of $163,547.35 in the amount of $10,783.96.
																	EXCEPTION INFO: Under disclosure due to the Lender utilizing an index value of 3.660%, per the approval, however, the lowest index value available in the look-back period is 3.9400%.								Loan Review Complete
18451414	XXX	$XXX	ID	6/XX/2006	Second Home	Refinance Cash-out - Other	No	No	05/22/2019	2	2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home)

[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.

[2] State Compliance - Idaho Prepayment Penalty: Idado Prepayment Penalty:  Loan contains a prepayment penalty which was not disclosed separately in writing to borrower within three (3) days of application.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.57600% is underdisclosed from calculated APR of 6.83130% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $198,072.96 is underdisclosed from calculated Finance Charge of $212,922.55 in the amount of $14,849.59.
																	EXCEPTION INFO: Under disclosure is due to lender utilizing an index of 3.660%, per the Approval, however, the lowest index in the look back is 3.940%.								Loan Review Complete
18451413	XXX	$XXX	NJ	7/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: Prepayment penalty not permitted.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $316,294.58 is underdisclosed from calculated Finance Charge of $337,282.44 in the amount of $20,987.86.
EXCEPTION INFO: Payment stream under disclosure due to the lender utilizing an index value of 3.66 per the loan approval document, however the lowest index value available in the lookback period is 3.94%.  Unable to determine fee portion of the under disclosure due to missing itemization of amount financed.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451412	XXX	$XXX	CA	6/XX/2006	Investment	Refinance Cash-out - Debt Consolidation			No	No	05/22/2019	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.								Loan Review Complete
18451411	XXX	$XXX	MD	6/XX/2006	Investment	Refinance Cash-out - Other			No	No	05/22/2019	2			2		[2] State Compliance - Maryland Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. EXCEPTION INFO: 6% late charge exceeds 5% maximum, per state (MD.)								Loan Review Complete
18451410	XXX	$XXX	NJ	9/XX/2006	Primary	Purchase	No	Yes	05/22/2019	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - Prepayment in full of a mortgage loan may be made at any time without penalty - note states 2% of the amount of prepayment that exceeds $5000 in a calendar month.  Lender is XXX.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.98900% is underdisclosed from calculated APR of 7.90605% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $711,170.00 is underdisclosed from calculated Finance Charge of $899,603.11 in the amount of $188,433.11.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.56% per the loan approval, however the lowest index value available in the lookback period is 4.49%.								Loan Review Complete
18451409	XXX	$XXX	NJ	5/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - max prepayment charge for NJ ARM is 0% - note states 2%,2%,2%. Lender is XXX.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $451,954.45 is underdisclosed from calculated Finance Charge of $477,510.80 in the amount of $25,556.35.
EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 3.560% per the (Approval) however, the lowest index value available in the look-back period is 3.790%.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451408	XXX	$XXX	VA	5/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $401,491.14 is underdisclosed from calculated Finance Charge of $423,239.62 in the amount of $21,748.48.
EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 3.560% per the (Approval) however, the lowest index value available in the look-back period is 3.790%.	[1] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
																		REVIEWER - CLEARED COMMENT (2019/XX/29): Final HUD provided, exception cleared.							Loan Review Complete
18451407	XXX	$XXX	NJ	6/XX/2006	Investment	Refinance Rate/Term	No	Yes	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
																	EXCEPTION INFO: PPP Expired. Prepayment penalty not allowed per state (NJ). No prepayment penalty allowed-Note states 2%, 2%, 2%. Lender is XXX.								Loan Review Complete
18451406	XXX	$XXX	NY	5/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge not allowed per state (NY.) Max late charge for NY is 2%. Note states 5%.

[2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Loan with an interest rate greater than 6% contains a prepayment penalty greater than 12 months.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NY) - max prepayment charge for NY ARM/Fixed loan is 0% - note states 2%./2%/2% Lender is XXX, FSB, a Federal Savings Bank, ISAOA.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $678,335.40 is underdisclosed from calculated Finance Charge of $700,737.89 in the amount of $22,402.49.
																	EXCEPTION INFO: Under disclosure is due to lender utilizing an index of 3.660%, per the Approval, however, the lowest index in the look back is 3.790%.								Loan Review Complete
18451405	XXX	$XXX	CA	6/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $903,641.49 is underdisclosed from calculated Finance Charge of $960,897.01 in the amount of $57,255.52.
																	EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 3.560% per the (Approval) however, the lowest index value available in the look-back period is 3.790%.								Loan Review Complete
18451404	XXX	$XXX	NJ	6/XX/2006	Primary	Refinance Rate/Term	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.16300% is underdisclosed from calculated APR of 7.52572% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.56 percent per the approval, however, the lowest index value available in the lookback period is 3.94 percent.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $215,906.47 is underdisclosed from calculated Finance Charge of $235,855.06 in the amount of $19,948.59.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.56% per the approval, however, the lowest index value available in the lookback period is 3.94%.								Loan Review Complete
18451403	XXX	$XXX	WI	5/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $155,588.53 is underdisclosed from calculated Finance Charge of $164,029.13 in the amount of $8,440.60.
EXCEPTION INFO: Under disclosure is due to the lender utilizing and index value of 3.56 percent per the approval, however, the lowest index value available during the lookback period is 3.79 percent.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
18451402	XXX	$XXX	CA	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $527,721.74 is underdisclosed from calculated Finance Charge of $561,432.31 in the amount of $33,710.57.
																	EXCEPTION INFO: Under disclosure of $31,932.77 is due to lender utilizing an index of 3.560%, per the Approval, however, the lowest index in the look back is 3.790%. The remaining $1,777.80 is fee related, however unable to determine cause due to TIL Itemization not breaking down fees.								Loan Review Complete
18451401	XXX	$XXX	CA	5/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $409,410.54 is underdisclosed from calculated Finance Charge of $419,198.67 in the amount of $9,788.13.
EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 3.560% per the (Approval) however, the lowest index value available in the look-back period is 3.660%.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
18451400	XXX	$XXX	CA	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $631,727.04 is underdisclosed from calculated Finance Charge of $647,761.32 in the amount of $16,034.28.
																	EXCEPTION INFO: Under disclosure due to the Lender utilizing an index value of 3.4605% published on 03/XX/2006 per the approval however, the lowest index value available in the look-back period is 3.6600%.								Loan Review Complete
18451399	XXX	$XXX	CA	5/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $291,261.30 is underdisclosed from calculated Finance Charge of $303,806.93 in the amount of $12,545.63.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.46% per the approval, however the lowest index value available in the lookback period is 3.66%.								Loan Review Complete
18451398	XXX	$XXX	NJ	5/XX/2006	Primary	Refinance Rate/Term	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state of NJ – No prepayment penalties are permissible in the state of NJ - note states 2%, 2%, 2%. Lender is XXX, FSB, a Federal Savings Bank.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.36000% is underdisclosed from calculated APR of 6.69760% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of  3.46% per the loan approval document, however the lowest index value available in the look-back period is 3.79%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $293,039.78 is underdisclosed from calculated Finance Charge of $309,500.57 in the amount of $16,460.79.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of  3.46% per the loan approval document, however the lowest index value available in the look-back period is 3.79%.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451397	XXX	$XXX	NJ	5/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $417,014.87 is underdisclosed from calculated Finance Charge of $439,152.51 in the amount of $22,137.64.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.460% per the Loan Commitment and Approval, however the lowest index value available in the look back period is 3.660%.								Loan Review Complete
18451396	XXX	$XXX	WI	4/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $253,498.32 is underdisclosed from calculated Finance Charge of $260,424.74 in the amount of $6,926.42.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.46% per the approval, however the lowest index value available in the lookback period is 3.56%.

																	[2] State Compliance - Wisconsin Prepayment Penalty ARM: Wisconsin Prepayment Penalty: Adjustable rate loan containing prepayment penalty did not provide disclosure stating that there are also loans available without prepayment penalties.								Loan Review Complete
18451395	XXX	$XXX	FL	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $415,029.59 is underdisclosed from calculated Finance Charge of $437,055.88 in the amount of $22,026.29.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.46% per the loan approval, however the lowest index value available in the lookback period is 3.66%								Loan Review Complete
18451394	XXX	$XXX	FL	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.22700% is underdisclosed from calculated APR of 7.51308% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 3.460% per the (Approval) however, the lowest index value available in the look-back period is 3.790%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $132,917.31 is underdisclosed from calculated Finance Charge of $144,053.09 in the amount of $11,135.78.
																	EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 3.460% per the (Approval) however, the lowest index value available in the look-back period is 3.790%.								Loan Review Complete
18451393	XXX	$XXX	DE	5/XX/2006	Primary	Purchase	No	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $410,167.55 is underdisclosed from calculated Finance Charge of $422,084.17 in the amount of $11,916.62.
																	EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 3.660% per the (Approval) however, the lowest index value available in the look-back period is 3.790%.								Loan Review Complete
18451392	XXX	$XXX	TX	4/XX/2006	Investment	Refinance Cash-out - Other			No	No	05/22/2019	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.								Loan Review Complete
18451391	XXX	$XXX	NJ	5/XX/2006	Primary	Purchase	No	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - max prepayment charge for NJ ARM is 0% - note states 2%,2%,2%. Lender is XXX.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,031,851.44 is underdisclosed from calculated Finance Charge of $1,079,761.12 in the amount of $47,909.68.
																	EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 3.460% per the (Approval) however, the lowest index value available in the look-back period is 3.66%.								Loan Review Complete
18451390	XXX	$XXX	CA	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,151,684.82 is underdisclosed from calculated Finance Charge of $1,189,435.90 in the amount of $37,751.08.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.600% per the approval, however the lowest index value available in the lookback period is 3.79%.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451389	XXX	$XXX	MO	4/XX/2006	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $164,757.83 is underdisclosed from calculated Finance Charge of $168,335.87 in the amount of $3,578.04.
																	EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 3.460% per the (Approval) however, the lowest index value available in the look-back period is 3.560%.								Loan Review Complete
18451388	XXX	$XXX	TX	3/XX/2006	Primary	Purchase	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $88,648.18 is underdisclosed from calculated Finance Charge of $92,478.24 in the amount of $3,830.06.
																	EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 3.360% per the (Approval) however, the lowest index value available in the look-back period is 3.560%.								Loan Review Complete
18451387	XXX	$XXX	NJ	3/XX/2006	Primary	Refinance Rate/Term	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $164,618.46 is underdisclosed from calculated Finance Charge of $173,272.69 in the amount of $8,654.23.
EXCEPTION INFO: The approval indicates Lender used Index of 3.36%. The closest Index available in our look back period is 3.56%.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451386	XXX	$XXX	TX	3/XX/2006	Second Home	Purchase	No	No	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $102,857.47 is underdisclosed from calculated Finance Charge of $105,038.29 in the amount of $2,180.82.
																	EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 3.460% per the (Approval) however, the lowest index value available in the look-back period is 3.560%.								Loan Review Complete
18451385	XXX	$XXX	CA	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 6.68200% is underdisclosed from calculated APR of 6.97131% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.360% per the Loan Commitment and Approval, however the lowest index value available in the look back period is 3.660%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $454,212.43 is underdisclosed from calculated Finance Charge of $487,196.19 in the amount of $32,983.76.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.360% per the Loan Commitment and Approval, however the lowest index value available in the look back period is 3.660%.								Loan Review Complete
18451384	XXX	$XXX	CA	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $459,416.99 is underdisclosed from calculated Finance Charge of $471,105.99 in the amount of $11,689.00.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.36% per the approval, however the lowest index value available in the lookback period is 3.46%.								Loan Review Complete
18451383	XXX	$XXX	FL	4/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.51000% is underdisclosed from calculated APR of 6.86691% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $166,713.81 is underdisclosed from calculated Finance Charge of $177,132.24 in the amount of $10,418.43.
EXCEPTION INFO: The TIL payment streams disclosed do not match the actual terms of the note. The TIL reflects 359 payments at the initial P&I payment of $822.55. however the note terms reflect the payment adjusts every 12 months.

[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
18451382	XXX	$XXX	AZ	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $174,673.35 is underdisclosed from calculated Finance Charge of $183,586.70 in the amount of $8,913.35.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.36% per the loan approval document, however the lowest index value available in the look-back period is 3.56%.								Loan Review Complete
18451381	XXX	$XXX	NJ	4/XX/2006	Primary	Purchase	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $192,728.99 is underdisclosed from calculated Finance Charge of $196,205.81 in the amount of $3,476.82.
																	EXCEPTION INFO: Under disclosure is due to lender utilizing an index value of 3.36% per the approval, however the lowest index value available in the lookback period is 3.66%.								Loan Review Complete
18451380	XXX	$XXX	VA	3/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $560,859.44 is underdisclosed from calculated Finance Charge of $589,411.07 in the amount of $28,551.63.
																	EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 3.240% per the (Approval) however, the lowest index value available in the look-back period is 3.460%.								Loan Review Complete
18451379	XXX	$XXX	FL	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $195,775.67 is underdisclosed from calculated Finance Charge of $205,438.33 in the amount of $9,662.66.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.24% per loan approval document, however the lowest index value available in the lookback period is 3.46%								Loan Review Complete
18451378	XXX	$XXX	CA	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $588,377.93 is underdisclosed from calculated Finance Charge of $619,039.51 in the amount of $30,661.58.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.24% per the loan approval, however the lowest index value available in the lookback period is 3.46%.								Loan Review Complete
18451377	XXX	$XXX	NJ	2/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired.  Prepayment penalty not permissible in state of NJ

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $751,123.34 is underdisclosed from calculated Finance Charge of $779,133.72 in the amount of $28,010.38.
																	EXCEPTION INFO: Lenders approval indicate the Index used was 3.24%. The lowest Index available within the look-back period is 3.46%.								Loan Review Complete
18451376	XXX	$XXX	FL	2/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $400,260.86 is underdisclosed from calculated Finance Charge of $421,506.26 in the amount of $21,245.40.
																	EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 3.240% per the (Approval) however, the lowest index value available in the look-back period is 3.460%.								Loan Review Complete
18451375	XXX	$XXX	CA	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $263,553.17 is underdisclosed from calculated Finance Charge of $271,622.76 in the amount of $8,069.59.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.24% per the approval, however the lowest index value available in the lookback period is 3.36%.								Loan Review Complete
18451374	XXX	$XXX	CA	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $266,366.17 is underdisclosed from calculated Finance Charge of $273,404.03 in the amount of $7,037.86.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.24% per the approval, however the lowest index value available in the lookback period is 3.36%.								Loan Review Complete
18451373	XXX	$XXX	FL	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $180,861.02 is underdisclosed from calculated Finance Charge of $191,265.37 in the amount of $10,404.35.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.24% per the approval, however the lowest index value available in the lookback period is 3.46%.								Loan Review Complete
18451372	XXX	$XXX	NJ	4/XX/2006	Primary	Purchase	No	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - max prepayment charge for NJ ARM loan is 0% - note states 2%, 2%, 2%. Lender is XXX, FSB.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $969,543.95 is underdisclosed from calculated Finance Charge of $1,020,254.97 in the amount of $50,711.02.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.460% per the Approval , however the lowest index value available in the lookback period is 3.660%.								Loan Review Complete
18451371	XXX	$XXX	CA	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $458,427.96 is underdisclosed from calculated Finance Charge of $472,661.28 in the amount of $14,233.32.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.24% per the approval, however the lowest index value available in the lookback period is 3.36%.								Loan Review Complete
18451370	XXX	$XXX	FL	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $284,861.81 is underdisclosed from calculated Finance Charge of $301,578.37 in the amount of $16,716.56.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.14% per the approval, however the lowest index value available in the lookback period is 3.36%.								Loan Review Complete
18451369	XXX	$XXX	NJ	1/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state of NJ - max prepayment charge for NJ loan is 0% - note states 2%, 2%, 2%. Lender is XXX, FSB, a Federal Savings Bank.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $475,632.78 is underdisclosed from calculated Finance Charge of $500,627.63 in the amount of $24,994.85.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.14% per the loan approval, however the lowest index value available in the lookback period is 3.36%								Loan Review Complete
18451368	XXX	$XXX	NJ	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - max prepayment charge for NJ ARM is 0% - note states 2%,2%,2%. Lender is XXX.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $691,400.62 is underdisclosed from calculated Finance Charge of $732,750.74 in the amount of $41,350.12.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.140% per the (Approval), however the lowest index value available in the lookback period is 3.360%.								Loan Review Complete
18451367	XXX	$XXX	CA	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $536,347.43 is underdisclosed from calculated Finance Charge of $568,581.30 in the amount of $32,233.87.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.14% per the approval, however the lowest index value available in the lookback period is 3.36%.								Loan Review Complete
18451366	XXX	$XXX	NJ	1/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $488,914.49 is underdisclosed from calculated Finance Charge of $514,783.10 in the amount of $25,868.61.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.140% per the approval, however the lowest index value available in the lookback period is 3.360%, in addition the Final TIL Finance Charge is under-disclosed due to incorrect payment stream between Final TIL and actual TIL calculation.								Loan Review Complete
18451365	XXX	$XXX	NJ	1/XX/2006	Primary	Purchase	Yes	Yes	05/22/2019	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019/XX/29): Final HUD provided, exception cleared.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019/XX/29): Final HUD provided, exception cleared.

[1] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
																		REVIEWER - CLEARED COMMENT (2019/XX/29): PPP is excludable in NJ as presence of entity located in loan file.							Loan Review Complete
18451364	XXX	$XXX	NJ	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $286,513.77 is underdisclosed from calculated Finance Charge of $292,955.07 in the amount of $6,441.30.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.14% per the approval, however the lowest index value available in the lookback period is 3.24%.								Loan Review Complete
18451363	XXX	$XXX	CA	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $523,520.70 is underdisclosed from calculated Finance Charge of $543,419.81 in the amount of $19,899.11.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.060% per the loan approval, however the lowest index value available in the lookback period is 3.24%.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451362	XXX	$XXX	NJ	1/XX/2006	Investment	Refinance Cash-out - Other	No	Yes	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
																	EXCEPTION INFO: PPP Expired. No prepayment penalties permitted in state of NJ								Loan Review Complete
18451361	XXX	$XXX	NJ	1/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state of NJ - max prepayment charge for NJ loan is 0% - note states 2%, 2%, 2%. Lender is XXX, FSB, a Federal Savings Bank.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.50200% is underdisclosed from calculated APR of 6.76740% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.06% per the loan approval document, however the lowest index value available in the look-back period is 3.36%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $381,517.78 is underdisclosed from calculated Finance Charge of $409,617.87 in the amount of $28,100.09.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.06% per the loan approval document, however the lowest index value available in the look-back period is 3.36%.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451360	XXX	$XXX	CA	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $516,849.36 is underdisclosed from calculated Finance Charge of $541,336.99 in the amount of $24,487.63.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.060% per the Approval Doc ID# 15, however the lowest index value available in the lookback period is 3.240%.								Loan Review Complete
18451359	XXX	$XXX	TX	12/XX/2005	Investment	Refinance Cash-out - Other	No	No	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	[1] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
REVIEWER - CLEARED COMMENT (2019/XX/04): Per client, re-tested as investment property.

[1] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
REVIEWER - CLEARED COMMENT (2019/XX/04): Per client, re-tested as investment property.

[1] Federal Compliance - Disparity in Occupancy - High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Investment)
EXCEPTION INFO: The loan approval and page 1 of the 1003 indicate the loan is an investment, but the declarations section of the final 1003 states the borrower intends to occupy the subject property as their primary residence. Appraisal shows tenant occupied and there is a lease agreement in the file. Loan passes high cost testing as a primary residence, but would fail various TX 50(a)(6) tests if tested as a primary residence.
BUYER - GENERAL COMMENT (2019/XX/23): Please run as primary residence as most conservative approach.
REVIEWER - CLEARED COMMENT (2019/XX/23): Treating as primary residence per client request.
REVIEWER - RE-OPEN COMMENT (2019/XX/04): Per client, re-tested as investment property.
REVIEWER - CLEARED COMMENT (2019/XX/04): Per client, re-tested as investment property.

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005
REVIEWER - CLEARED COMMENT (2019/XX/04): Per client, re-tested as investment property.

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.
REVIEWER - CLEARED COMMENT (2019/XX/04): Per client, re-tested as investment property.

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Security instrument does not disclose that the loan is a TX Home Equity/50(a)(6) Loan.
REVIEWER - CLEARED COMMENT (2019/XX/04): Per client, re-tested as investment property.

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
REVIEWER - CLEARED COMMENT (2019/XX/04): Per client, re-tested as investment property.

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
REVIEWER - CLEARED COMMENT (2019/XX/04): Per client, re-tested as investment property.

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
REVIEWER - CLEARED COMMENT (2019/XX/04): Per client, re-tested as investment property.

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6):  Fannie Mae forms not used for closing of home equity loan.
REVIEWER - CLEARED COMMENT (2019/XX/04): Per client, re-tested as investment property.

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
REVIEWER - CLEARED COMMENT (2019/XX/04): Per client, re-tested as investment property.

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Negative Amortization Feature): Texas Constitution Section 50(a)(6): Mortgage loan contains impermissible negative amortization feature.
REVIEWER - CLEARED COMMENT (2019/XX/04): Per client, re-tested as investment property.

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 8.64722% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $3,510.77 on an Original Principal Loan Amount of $40,600.00 vs. an allowable total of $1,218.00 (an overage of $2,292.77 or 5.64722%.)
REVIEWER - CLEARED COMMENT (2019/XX/04): Per client, re-tested as investment property.

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Impermissible Prepayment Penalty): Texas Constitution Section 50(a)(6): Mortgage loan contains an impermissible prepayment penalty.
REVIEWER - CLEARED COMMENT (2019/XX/04): Per client, re-tested as investment property.

[1] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.07800% is underdisclosed from calculated APR of 7.35483% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.06% per the loan approval, however the lowest index value available in the lookback period is 3.24%.
REVIEWER - CLEARED COMMENT (2019/XX/04): Per client, re-tested as investment property.

[1] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $61,024.53 is underdisclosed from calculated Finance Charge of $64,135.67 in the amount of $3,111.14.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.06% per the loan approval, however the lowest index value available in the lookback period is 3.24%.
REVIEWER - CLEARED COMMENT (2019/XX/04): Per client, re-tested as investment property.

[1] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		REVIEWER - CLEARED COMMENT (2019/XX/04): Per client, re-tested as investment property.							Loan Review Complete
18451358	XXX	$XXX	NJ	12/XX/2005	Primary	Purchase	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $367,719.14 is underdisclosed from calculated Finance Charge of $385,626.86 in the amount of $17,907.72.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.06% per the Loan Approval, however the lowest index value available in the look back period is 3.24%.								Loan Review Complete
18451357	XXX	$XXX	NJ	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.65300% is underdisclosed from calculated APR of 6.92080% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $590,488.47 is underdisclosed from calculated Finance Charge of $632,952.90 in the amount of $42,464.43.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.06 percent per the approval, however, the lowest index value available in the lookback period is 3.36 percent.								Loan Review Complete
18451356	XXX	$XXX	FL	12/XX/2005	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $338,248.33 is underdisclosed from calculated Finance Charge of $353,138.90 in the amount of $14,890.57.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.06% per the approval, however the lowest index value available in the lookback period is 3.24%.								Loan Review Complete
18451355	XXX	$XXX	TX	1/XX/2006	Primary	Purchase	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $84,200.00 is underdisclosed from calculated Finance Charge of $86,157.89 in the amount of $1,957.89.
																	EXCEPTION INFO: Under disclosure of $2,215.73 is due to lender utilizing an index of 3.140%, per the Approval, however, the lowest index in the look back is 3.240%. There is a fee over disclosure of $257.84 resulting in a total under disclosure of $1957.89.								Loan Review Complete
18451354	XXX	$XXX	FL	1/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $311,085.88 is underdisclosed from calculated Finance Charge of $324,125.19 in the amount of $13,039.31.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.060% per the Underwriting Commitment, however the lowest index value available in the look back period is 3.24%.								Loan Review Complete
18451353	XXX	$XXX	NJ	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $386,444.18 is underdisclosed from calculated Finance Charge of $405,130.24 in the amount of $18,686.06.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.06% per the approval, however the lowest index value available in the lookback period is 3.24%.								Loan Review Complete
18451352	XXX	$XXX	CA	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $410,495.74 is underdisclosed from calculated Finance Charge of $431,888.33 in the amount of $21,392.59.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.140% per the Approval, however, the lowest index value available in the look back period is 3.360%.								Loan Review Complete
18451351	XXX	$XXX	FL	1/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	No	05/22/2019	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $149,194.84 is underdisclosed from calculated Finance Charge of $155,639.90 in the amount of $6,445.06.
																	EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 3.060% per the (Approval) however, the lowest index value available in the look-back period is 3.240%.								Loan Review Complete
18451350	XXX	$XXX	NJ	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $532,453.74 is underdisclosed from calculated Finance Charge of $558,610.74 in the amount of $26,157.00.
																	EXCEPTION INFO: The approval indicates Lender used Index of 3.06%. The closest Index available in our look back period is 3.24%.								Loan Review Complete
18451349	XXX	$XXX	NJ	1/XX/2006	Second Home	Refinance Cash-out - Other	No	Yes	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $208,237.88 is underdisclosed from calculated Finance Charge of $216,919.62 in the amount of $8,681.74.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.06% per the approval, however the lowest index value available in the lookback period is 3.24%.								Loan Review Complete
18451348	XXX	$XXX	FL	12/XX/2005	Primary	Purchase	No	No	05/22/2019	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $239,151.59 is underdisclosed from calculated Finance Charge of $249,048.61 in the amount of $9,897.02.
																	EXCEPTION INFO: Under disclosure of $10,200.02 is due to lender utilizing an index of 3.060%, per the Approval, however, the lowest index in the look back is 3.240%. There is a fee over disclosure of $303.00 resulting in a total under disclosure of $9897.02.								Loan Review Complete
18451347	XXX	$XXX	MD	12/XX/2005	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 2 months interest calculated on 2/3 of the original balance.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (MD) - max prepayment charge for MD ARM loan is two months’ advance interest on the aggregate amount of all prepayments made in any 12-month period, in excess of 1/3 the amount of the original loan. - note states 2% if prepayment in aggregate exceeds $5,000 in any calendar month. Lender is XXX.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $259,335.08 is underdisclosed from calculated Finance Charge of $269,778.96 in the amount of $10,443.88.
																	EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 3.060% per the (Approval) however, the lowest index value available in the look-back period is 3.240%.								Loan Review Complete
18451346	XXX	$XXX	FL	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.86700% is underdisclosed from calculated APR of 6.12945% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $274,358.87 is underdisclosed from calculated Finance Charge of $295,167.97 in the amount of $20,809.10.
EXCEPTION INFO: Under disclosure of $20,912.64 is due to lender utilizing an index of 2.970%, per the approval, however, the lowest index in the look back is 3.240%. There is an over disclosure of fees of $103.54 resulting in a total under disclosure of $20809.10.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
18451345	XXX	$XXX	AZ	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $183,317.37 is underdisclosed from calculated Finance Charge of $190,947.92 in the amount of $7,630.55.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.97% per the approval, however the lowest index value available in the lookback period is 3.14%.								Loan Review Complete
18451344	XXX	$XXX	NJ	11/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $166,516.23 is underdisclosed from calculated Finance Charge of $173,997.36 in the amount of $7,481.13.
EXCEPTION INFO: The approval indicates Lender used Index of 2.97%. The closest Index available in our look back period is 3.14%.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451343	XXX	$XXX	NJ	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $303,919.46 is underdisclosed from calculated Finance Charge of $310,945.75 in the amount of $7,026.29.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.14% per the approval, however the lowest index value available in the lookback period is 3.24%.								Loan Review Complete
18451342	XXX	$XXX	NJ	12/XX/2005	Primary	Purchase	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $248,517.23 is underdisclosed from calculated Finance Charge of $258,463.96 in the amount of $9,946.73.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.97% per the approval, however the lowest index value available in the lookback period is 3.14%.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
18451341	XXX	$XXX	FL	11/XX/2005	Primary	Purchase	No	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $332,061.04 is underdisclosed from calculated Finance Charge of $345,363.23 in the amount of $13,302.19.
																	EXCEPTION INFO: Under disclosure is due to lender utilizing an index of 2.970%, per the loan approval, however, the lowest index in the look back is 3.140%. There is an over disclosure of fees of $254.83 resulting in a total under disclosure of $13302.19.								Loan Review Complete
18451340	XXX	$XXX	CA	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $338,743.74 is underdisclosed from calculated Finance Charge of $353,989.85 in the amount of $15,246.11.
																	EXCEPTION INFO: Under disclosure of $15,826.59 is due to the lender utilizing an index value of 3% per the Approval Document, however, the lowest index value available in the look back period is 3.17417%. There is a fee over disclosure of $580.48 resulting in a total under disclosure of $15246.11								Loan Review Complete
18451339	XXX	$XXX	FL	1/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $178,242.04 is underdisclosed from calculated Finance Charge of $182,560.43 in the amount of $4,318.39.
																	EXCEPTION INFO: It appears lender used a lower index at origination that the 3.24% available in the lookback. It is noted that the $3823.64 lump sum finance charge is a positive variance from $3371.98 actual.								Loan Review Complete
18451338	XXX	$XXX	FL	11/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $141,508.77 is underdisclosed from calculated Finance Charge of $144,078.28 in the amount of $2,569.51.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.97% per the approval, however the lowest index value available in the lookback period is 3.060%.								Loan Review Complete
18451337	XXX	$XXX	FL	10/XX/2005	Second Home	Purchase	No	No	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $78,006.93 is underdisclosed from calculated Finance Charge of $80,851.34 in the amount of $2,844.41.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of2.89% per the approval, however the lowest index value available in the lookback period is 3.06%.								Loan Review Complete
18451336	XXX	$XXX	NJ	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $442,287.41 is underdisclosed from calculated Finance Charge of $468,720.32 in the amount of $26,432.91.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.89% per the approval, however the lowest index value available in the lookback period is 3.14%.								Loan Review Complete
18451335	XXX	$XXX	CA	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $683,254.99 is underdisclosed from calculated Finance Charge of $715,681.77 in the amount of $32,426.78.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizingan index value of 2.89% per the approval, however the lowest index value available in the lookback period is 3.06%.								Loan Review Complete
18451334	XXX	$XXX	NJ	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $290,103.22 is underdisclosed from calculated Finance Charge of $302,202.20 in the amount of $12,098.98.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.890% per the Loan Commitment and Approval, however the lowest index value available in the look back period is 3.060%.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451333	XXX	$XXX	CA	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $292,652.99 is underdisclosed from calculated Finance Charge of $306,112.20 in the amount of $13,459.21.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.89% per the approval, however the lowest index value available in the lookback period is 3.06%.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005.								Loan Review Complete
18451332	XXX	$XXX	NJ	11/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $213,217.83 is underdisclosed from calculated Finance Charge of $226,270.13 in the amount of $13,052.30.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.89% per the approval, however the lowest index value available in the lookback period is 3.14%.								Loan Review Complete
18451331	XXX	$XXX	FL	1/XX/2006	Second Home	Purchase	No	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $214,130.88 is underdisclosed from calculated Finance Charge of $223,396.54 in the amount of $9,265.66.
																	EXCEPTION INFO: TIL Itemization finance charge total $5243.29 (not itemized) is a $225 underdisclosure from actual of $5468.29. The balance of the underdisclosure appears to be related to a lower index being used at origination than the 3.24% available in the lookback.								Loan Review Complete
18451330	XXX	$XXX	FL	10/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $252,726.48 is underdisclosed from calculated Finance Charge of $264,281.72 in the amount of $11,555.24.
																	EXCEPTION INFO: Under disclosure of $11,698.74 is due to the Lender utilizing an index value of 2.890 % published on 09/XX/05 per the approval however, the lowest index value available in the look-back period is 3.06000%. There is an over disclosure of fees at $143.50 resulting in a total under disclosure of $11,555.24.								Loan Review Complete
18451329	XXX	$XXX	NJ	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $259,829.48 is underdisclosed from calculated Finance Charge of $267,782.65 in the amount of $7,953.17.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.890% per the Approval, however the lowest index value available in the look-back period is 3.0600%.								Loan Review Complete
18451328	XXX	$XXX	CA	10/XX/2005	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $491,983.93 is underdisclosed from calculated Finance Charge of $512,132.31 in the amount of $20,148.38.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.89% per the approval, however the lowest index value available in the lookback period is 3.06%.								Loan Review Complete
18451327	XXX	$XXX	CA	10/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $450,121.25 is underdisclosed from calculated Finance Charge of $459,834.11 in the amount of $9,712.86.
EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 2.890% per the (Approval) however, the lowest index value available in the look-back period is 2.9700%.

[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451326	XXX	$XXX	AZ	10/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $434,442.27 is underdisclosed from calculated Finance Charge of $454,126.35 in the amount of $19,684.08.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.83% per the approval, however the lowest index value available in the lookback period is 3.0%.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005.								Loan Review Complete
18451325	XXX	$XXX	PA	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $120,286.37 is underdisclosed from calculated Finance Charge of $125,617.58 in the amount of $5,331.21.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.89% per the loan approval, however the lowest index value available in the lookback period is 3.06%.								Loan Review Complete
18451324	XXX	$XXX	CA	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	05/22/2019	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $461,386.68 is underdisclosed from calculated Finance Charge of $471,371.58 in the amount of $9,984.90.
																	EXCEPTION INFO: Under disclosure of $10,010.70 is due to lender utilizing an index of 2.890%, per the Approval, however, the lowest index in the look back is 2.970%. There is an over disclosure of fees at $25.80, resulting in a total under disclosure of $9984.90.								Loan Review Complete
18451323	XXX	$XXX	AZ	10/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $159,884.25 is underdisclosed from calculated Finance Charge of $164,382.98 in the amount of $4,498.73.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.78% per the Approval, however the lowest index value available in the lookback period is 2.89%.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005.

[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
18451322	XXX	$XXX	TX	9/XX/2005	Primary	Purchase	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $107,114.31 is underdisclosed from calculated Finance Charge of $110,285.99 in the amount of $3,171.68.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.78% per the approval, however the lowest index value available in the lookback period is 2.89%.								Loan Review Complete
18451321	XXX	$XXX	CA	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $394,560.73 is underdisclosed from calculated Finance Charge of $402,348.80 in the amount of $7,788.07.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.89% per the loan approval, however the lowest index value available in the lookback period is 2.97%.								Loan Review Complete
18451320	XXX	$XXX	FL	8/XX/2005	Investment	Refinance Cash-out - Other			No	No	05/22/2019	1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
18451319	XXX	$XXX	CA	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $377,693.94 is underdisclosed from calculated Finance Charge of $392,813.89 in the amount of $15,119.95.
																	EXCEPTION INFO: Under disclosure of $15,382.60 is due to lender utilizing an index of 2.492%, per the Approval, however, the lowest index in the look back is 2.65833%. There is an over disclosure of fees of $262.65 resulting in a total under disclosure of $15,119.95.								Loan Review Complete
18451318	XXX	$XXX	TX	8/XX/2005	Investment	Refinance Cash-out - Other			No	No	05/22/2019	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.								Loan Review Complete
18451317	XXX	$XXX	CO	8/XX/2005	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.71000% is underdisclosed from calculated APR of 5.99340% outside of 0.125% tolerance.
EXCEPTION INFO: Unable to determine fee portion of under disclosure due to missing itemization of amount financed. Payment stream portion is due to the lender utilizing an index value of 2.61 per the Approval, however the lowest index value available in the lookback period is 2.89%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $265,230.17 is underdisclosed from calculated Finance Charge of $285,078.03 in the amount of $19,847.86.
																	EXCEPTION INFO: Unable to determine fee portion of under disclosure due to missing itemization of amount financed. Payment stream portion is due to the lender utilizing an index value of 2.61 per the Approval, however the lowest index value available in the lookback period is 2.89%.								Loan Review Complete
18451316	XXX	$XXX	AZ	7/XX/2005	Second Home	Purchase	No	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $303,492.33 is underdisclosed from calculated Finance Charge of $318,934.00 in the amount of $15,441.67.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.52% per the loan approval, however the lowest index value available in the lookback period is 2.70%.								Loan Review Complete
18451315	XXX	$XXX	CA	6/XX/2005	Investment	Refinance Cash-out - Debt Consolidation			No	No	05/22/2019	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.								Loan Review Complete
18451314	XXX	$XXX	CA	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.02800% is underdisclosed from calculated APR of 6.34461% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.163% per the loan approval, however the lowest index value available in the lookback period is 2.49%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $350,689.49 is underdisclosed from calculated Finance Charge of $382,884.03 in the amount of $32,194.54.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.163% per the loan approval, however the lowest index value available in the lookback period is 2.49%.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451313	XXX	$XXX	FL	6/XX/2005	Second Home	Purchase	No	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $530,707.09 is underdisclosed from calculated Finance Charge of $555,796.93 in the amount of $25,089.84.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2..163% per the loan approval, however the lowest index value available in the look-back period is 2.33167%.								Loan Review Complete
18451312	XXX	$XXX	CA	5/XX/2005	Investment	Refinance Cash-out - Other			No	No	05/22/2019	1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
18451311	XXX	$XXX	CA	4/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $557,833.76 is underdisclosed from calculated Finance Charge of $596,429.13 in the amount of $38,595.37.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.28% per the loan approval, however the lowest index value available in the lookback period is 2.52%								Loan Review Complete
18451310	XXX	$XXX	CA	4/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $340,321.20 is underdisclosed from calculated Finance Charge of $364,198.00 in the amount of $23,876.80.
																	EXCEPTION INFO: The approval indicates Lender used Index of 2.28%. The closest Index available in our look back period is 2.52%.								Loan Review Complete
18451309	XXX	$XXX	CA	4/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $284,198.00 is underdisclosed from calculated Finance Charge of $303,391.30 in the amount of $19,193.30.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.28% per the loan approval, however the lowest index value available in the look-back period is 2.52%.								Loan Review Complete
18451308	XXX	$XXX	CA	4/XX/2005	Primary	Refinance Cash-out - Home Improvement	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $464,135.98 is underdisclosed from calculated Finance Charge of $496,087.31 in the amount of $31,951.33.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.836% per the approval, however the lowest index value available in the lookback period is 2.52%.								Loan Review Complete
18451307	XXX	$XXX	CA	4/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $394,589.97 is underdisclosed from calculated Finance Charge of $423,503.26 in the amount of $28,913.29.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.28% per the approval, however, the lowest index value available in the lookback period is 2.52%.								Loan Review Complete
18451306	XXX	$XXX	CA	4/XX/2005	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $323,527.56 is underdisclosed from calculated Finance Charge of $338,829.29 in the amount of $15,301.73.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.836% per the approval, however the lowest index value available in the lookback period is 1.99583%.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451305	XXX	$XXX	CA	3/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $187,708.99 is underdisclosed from calculated Finance Charge of $198,640.54 in the amount of $10,931.55.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.19% per the loan approval, however the lowest index value available in the lookback period is 2.39%.								Loan Review Complete
18451304	XXX	$XXX	CA	2/XX/2005	Investment	Refinance Cash-out - Debt Consolidation			No	No	05/22/2019	2			2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004.								Loan Review Complete
18451303	XXX	$XXX	CA	2/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $235,490.07 is underdisclosed from calculated Finance Charge of $242,433.17 in the amount of $6,943.10.
																	EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 2.080% per the (Approval) however, the lowest index value available in the look-back period is 2.190%.								Loan Review Complete
18451302	XXX	$XXX	TX	3/XX/2005	Investment	Refinance Cash-out - Other			No	No	05/22/2019	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.								Loan Review Complete
18451301	XXX	$XXX	CA	1/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $216,064.81 is underdisclosed from calculated Finance Charge of $222,455.15 in the amount of $6,390.34.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.451% per the Loan Approval, however the lowest index value available in the look back period is 1.56333%.								Loan Review Complete
18451300	XXX	$XXX	CA	12/XX/2004	Primary	Purchase	No	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $500,104.88 is underdisclosed from calculated Finance Charge of $512,460.55 in the amount of $12,355.67.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.35% per the approval, however the lowest index value available in the lookback period is 1.45%.								Loan Review Complete
18451299	XXX	$XXX	TX	12/XX/2004	Investment	Refinance Cash-out - Other			No	No	05/22/2019	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.								Loan Review Complete
18451298	XXX	$XXX	CA	2/XX/2005	Primary	Purchase	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $119,960.86 is underdisclosed from calculated Finance Charge of $126,162.19 in the amount of $6,201.33.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.08% per the loan approval, however the lowest index value available in the look-back period is 2.28%.								Loan Review Complete
18451297	XXX	$XXX	NJ	9/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $402,088.72 is underdisclosed from calculated Finance Charge of $423,719.76 in the amount of $21,631.04.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.78% on the approval and the lowest index val avail. in the lookback is 2.97%.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
18451296	XXX	$XXX	NJ	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $232,586.38 is underdisclosed from calculated Finance Charge of $242,048.14 in the amount of $9,461.76.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.89% per the approval, however the lowest index value available in the lookback period is 3.06%.								Loan Review Complete
18451295	XXX	$XXX	NJ	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.22600% is underdisclosed from calculated APR of 6.64840% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $261,595.00 is underdisclosed from calculated Finance Charge of $292,185.36 in the amount of $30,590.36.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.780% per the approval, however the lowest index value available in the lookback period is 3.240%, in addition the Final TIL Finance Charge is under-disclosed due to incorrect payment stream between Final TIL and actual TIL calculation.								Loan Review Complete
18451294	XXX	$XXX	NJ	9/XX/2005	Primary	Purchase	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $359,848.38 is underdisclosed from calculated Finance Charge of $376,632.07 in the amount of $16,783.69.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.780% per the approval, however the lowest index value available in the lookback period is 2.97%, in addition the Final TIL Finance Charge is under-disclosed due to incorrect payment stream between Final TIL and actual TIL calculation.								Loan Review Complete
18451293	XXX	$XXX	IL	8/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible on a loan with an interest rate greater than 8%.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (IL) - max prepayment charge for IL ARM is 0% for interest greater than 8% -note states max life rate is 11.95%.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $193,374.68 is underdisclosed from calculated Finance Charge of $197,817.28 in the amount of $4,442.60.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.78% per the Approval, however the lowest index value available in the lookback period is 2.89%.								Loan Review Complete
18451292	XXX	$XXX	DC	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - District of Columbia Prepayment Penalty: District of Columbia Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 2 months interest calculated on 2/3 of the original balance.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $262,280.36 is underdisclosed from calculated Finance Charge of $274,315.85 in the amount of $12,035.49.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.78% per the approval, however the lowest index value available in the lookback period is 2.97%.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451291	XXX	$XXX	NJ	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $198,875.27 is underdisclosed from calculated Finance Charge of $207,768.88 in the amount of $8,893.61.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.70% per the approval, however the lowest index value available in the lookback period is 2.89%, in addition the Final TIL Finance Charge is under-disclosed due to incorrect payment stream between Final TIL and actual TIL calculation.								Loan Review Complete
18451290	XXX	$XXX	NJ	9/XX/2005	Investment	Refinance Cash-out - Other	No	Yes	05/22/2019	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.

																	[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey.								Loan Review Complete
18451289	XXX	$XXX	NJ	8/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $182,732.85 is underdisclosed from calculated Finance Charge of $187,873.45 in the amount of $5,140.60.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.780% per the approval, however the lowest index value available in the lookback period is 2.89%, in addition the Final TIL Finance Charge is under-disclosed due to incorrect payment stream between Final TIL and actual TIL calculation.								Loan Review Complete
18451288	XXX	$XXX	NJ	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ)  - note states 2%, 2%, 2%. Lender is XXX, FSB.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $196,432.14 is underdisclosed from calculated Finance Charge of $205,863.42 in the amount of $9,431.28.
EXCEPTION INFO: Under disclosure is due to Lender utilizing an Index of 2.780%, per the Approval, however, the lowest index in the look back is 2.970%.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451287	XXX	$XXX	NJ	9/XX/2005	Primary	Refinance Rate/Term	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ.) Note states 2%, 2%, 2%. Lender is XXX, FSB.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $252,996.91 is underdisclosed from calculated Finance Charge of $265,063.85 in the amount of $12,066.94.
																	EXCEPTION INFO: Under disclosure of -$11,887.04 is due to Lender utilizing an index of 2.78%, per the Approval, however, the lowest index in the look back is 2.970%. The remaining $180 is fee related, however, unable to determine cause due to the TIL Itemization not breaking down fees.								Loan Review Complete
18451286	XXX	$XXX	FL	9/XX/2005	Second Home	Refinance Rate/Term	No	No	05/22/2019	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.30500% is underdisclosed from calculated APR of 6.56000% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $145,601.22 is underdisclosed from calculated Finance Charge of $155,465.82 in the amount of $9,864.60.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.70% per the Loan Approval, however the lowest index value available in the look back period is 2,97%. Lender did not itemize prepaid finance charges								Loan Review Complete
18451285	XXX	$XXX	MD	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 2 months interest calculated on 2/3 of the original balance.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $293,899.35 is underdisclosed from calculated Finance Charge of $306,208.45 in the amount of $12,309.10.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.61% per the loan approval, however the lowest index value available in the look-back period is 2.78%.								Loan Review Complete
18451284	XXX	$XXX	FL	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $288,616.92 is underdisclosed from calculated Finance Charge of $299,467.43 in the amount of $10,850.51.
																	EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 2.610% per the approval. The lowest index value available in the look-back period is 2.78000%.								Loan Review Complete
18451283	XXX	$XXX	SC	9/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $266,107.49 is underdisclosed from calculated Finance Charge of $274,440.22 in the amount of $8,332.73.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.78% per the approval, however the lowest index value available in the look-back period is 2.89%.								Loan Review Complete
18451282	XXX	$XXX	VA	8/XX/2005	Investment	Refinance UTD	No	No	No	05/22/2019	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.

[2] State Compliance - Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state.
																	EXCEPTION INFO: 6% late charge exceeds 5% maximum per state(VA).								Loan Review Complete
18451281	XXX	$XXX	NJ	9/XX/2005	Primary	Purchase	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.								Loan Review Complete
18451280	XXX	$XXX	WI	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $243,072.44 is underdisclosed from calculated Finance Charge of $254,866.48 in the amount of $11,794.04.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.61% per the Loan Approval, however the lowest index value available in the look back period is 2.78%.

[2] State Compliance - Wisconsin Prepayment Penalty ARM: Wisconsin Prepayment Penalty:  Prepayment penalty not permissible on a first lien adjustable rate loan.
																	EXCEPTION INFO: PPP Expired. Prepayment penalty not permitted on ARM loans in WI								Loan Review Complete
18451279	XXX	$XXX	NJ	7/XX/2005	Primary	Refinance Rate/Term	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $229,781.46 is underdisclosed from calculated Finance Charge of $244,834.50 in the amount of $15,053.04.
																	EXCEPTION INFO: Under disclosure is due to lender utilizing an index of 2.52%, per the Approval, however, the lowest index in the look back is 2.780%.								Loan Review Complete
18451278	XXX	$XXX	CA	6/XX/2005	Primary	Refinance Cash-out - Home Improvement	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $418,169.79 is underdisclosed from calculated Finance Charge of $439,435.51 in the amount of $21,265.72.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.52% per the loan approval, however the lowest index value available in the lookback period is 2.70%								Loan Review Complete
18451277	XXX	$XXX	TX	5/XX/2005	Investment	Refinance Rate/Term			No	No	05/22/2019	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.								Loan Review Complete
18451276	XXX	$XXX	MA	6/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

[2] State Compliance - Massachusetts Prepayment Penalty: Massachusetts Prepayment Penalty:  Prepayment penalty not permissible on a partial prepayment.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (MA) - max prepayment charge for MA ARM is  the lesser of
3 months’ interest or the balance of the first year’s interest.  - note states 2%,2%,2%. Lender is XXX.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $133,038.67 is underdisclosed from calculated Finance Charge of $139,588.67 in the amount of $6,550.00.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.520% per the (Approval), however the lowest index value available in the lookback period is 2.700%.								Loan Review Complete
18451275	XXX	$XXX	RI	6/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $368,342.76 is underdisclosed from calculated Finance Charge of $387,813.25 in the amount of $19,470.49.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.520% per the approval, however the lowest index value available in the lookback period is 2.7%.								Loan Review Complete
18451274	XXX	$XXX	CA	6/XX/2005	Primary	Purchase	No	No	No	05/22/2019	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $563,271.09 is underdisclosed from calculated Finance Charge of $591,353.78 in the amount of $28,082.69.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.16% per the approval, however the lowest index value available in the lookback period is 2.33%.								Loan Review Complete
18451273	XXX	$XXX	DE	8/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $345,888.71 is underdisclosed from calculated Finance Charge of $362,910.39 in the amount of $17,021.68.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.61% per the approval, however the lowest index value available in the lookback period is 2.78%.								Loan Review Complete
18451272	XXX	$XXX	NV	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $219,877.09 is underdisclosed from calculated Finance Charge of $230,100.06 in the amount of $10,222.97.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.61% per the approval, however the lowest index value available in the lookback period is 2.78%.								Loan Review Complete
18451271	XXX	$XXX	NH	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.

[2] State Compliance - New Hampshire Prepayment Penalty First Lien: New Hampshire Prepayment Penalty:  Prepayment penalty terms on a first lien loan not printed in bold on the Note or Note Addendum.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $255,367.97 is underdisclosed from calculated Finance Charge of $270,013.54 in the amount of $14,645.57.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.39% per the approval, however the lowest index value available in the lookback period is 2.61%.								Loan Review Complete
18451270	XXX	$XXX	CA	5/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $252,796.85 is underdisclosed from calculated Finance Charge of $270,018.02 in the amount of $17,221.17.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.280% per the Approval , however the lowest index value available in the look-back period is 2.520%.								Loan Review Complete
18451269	XXX	$XXX	OK	5/XX/2005	Primary	Purchase	No	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.88000% is underdisclosed from calculated APR of 6.18439% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $129,960.64 is underdisclosed from calculated Finance Charge of $142,369.55 in the amount of $12,408.91.
																	EXCEPTION INFO: Under disclosure is due to lender utilizing an index of 2.28% on the approval and the lowest index val available in the lookback period is 2.52%								Loan Review Complete
18451268	XXX	$XXX	VA	7/XX/2005	Primary	Purchase	No	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $615,188.43 is underdisclosed from calculated Finance Charge of $641,645.05 in the amount of $26,456.62.
EXCEPTION INFO: Under disclosure of $26,827.56 is due to the lender utilizing an index value of 2.332 percent, per the approval, however, the lowest index value available in the look back period is 2.49167 percent.

																	[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.								Loan Review Complete
18451267	XXX	$XXX	NJ	6/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $446,433.18 is underdisclosed from calculated Finance Charge of $474,282.73 in the amount of $27,849.55.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.39% per the loan approval document, however, the lowest index value available in the lookback period is 2.61%.								Loan Review Complete
18451266	XXX	$XXX	PA	7/XX/2005	Investment	Refinance Cash-out - Other	No	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.

																	[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.								Loan Review Complete
18451265	XXX	$XXX	TX	4/XX/2005	Investment	Refinance Cash-out - Other			No	No	05/22/2019	1			1										Loan Review Complete
18451264	XXX	$XXX	NJ	4/XX/2005	Investment	Refinance Cash-out - Other	No	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - max prepayment charge for NJ ARM is 0% - note states 2%,2%,2%. Lender is XXX.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
																	EXCEPTION INFO: Late charge not allowed per state (NJ) - max late charge for NJ is 5% - note states 6%								Loan Review Complete
18451263	XXX	$XXX	NJ	6/XX/2005	Primary	Purchase	No	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.76600% is underdisclosed from calculated APR of 6.28430% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $386,971.58 is underdisclosed from calculated Finance Charge of $458,434.12 in the amount of $71,462.54.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.836% per the approval, however the lowest index value available in the lookback period is 2.61%.								Loan Review Complete
18451262	XXX	$XXX	NJ	5/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $256,245.75 is underdisclosed from calculated Finance Charge of $273,977.75 in the amount of $17,732.00.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.280% per the approval, however the lowest index value available in the lookback period is 2.520%, in addition the Final TIL Finance Charge is under-disclosed due to incorrect payment stream between Final TIL and actual TIL calculation.								Loan Review Complete
18451261	XXX	$XXX	MO	8/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $152,402.36 is underdisclosed from calculated Finance Charge of $160,577.80 in the amount of $8,175.44.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.70% per the approval, however the lowest index value available in the lookback period is 2.89%.								Loan Review Complete
18451260	XXX	$XXX	NJ	4/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ.) Note states 2%, 2%, 2%. Lender is XXX, FSB.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $412,913.04 is underdisclosed from calculated Finance Charge of $441,590.85 in the amount of $28,677.81.
																	EXCEPTION INFO: Under disclosure of $28,427.81 is due to lender utilizing an index of 2.28%, per the approval, however, the lowest index available in the look back is 2.52%. The remaining $250.00 is fee related, however, unable tp determine cause due ti TIL Itemization not breaking down fees.								Loan Review Complete
18451259	XXX	$XXX	NJ	7/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $283,337.50 is underdisclosed from calculated Finance Charge of $295,148.90 in the amount of $11,811.40.
																	EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 2.610% published 06/XX/2005 per the approval however, the lowest index value available in the look-back period is 2.78%.								Loan Review Complete
18451258	XXX	$XXX	IL	4/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible on a loan with an interest rate greater than 8%.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (IL) - max prepayment charge for IL ARM loan is APR >8% - note states life rate max 11.95%. Lender is XXX.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $508,351.42 is underdisclosed from calculated Finance Charge of $544,467.60 in the amount of $36,116.18.
																	EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 2.280% per the (Approval) however, the lowest index value available in the look-back period is 2.520%.								Loan Review Complete
18451257	XXX	$XXX	IL	3/XX/2005	Primary	Refinance Rate/Term	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible on a loan with an interest rate greater than 8%.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $167,488.38 is underdisclosed from calculated Finance Charge of $173,427.24 in the amount of $5,938.86.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.693% per the approval, however the lowest index value available in the lookback period is 1.835%.								Loan Review Complete
18451256	XXX	$XXX	IL	6/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible on a loan with an interest rate greater than 8%.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $294,338.91 is underdisclosed from calculated Finance Charge of $310,733.17 in the amount of $16,394.26.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.390% per the approval, however the lowest index value available in the lookback period is 2.61%.								Loan Review Complete
18451255	XXX	$XXX	NJ	3/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $229,184.82 is underdisclosed from calculated Finance Charge of $245,192.70 in the amount of $16,007.88.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.563% per (Approval), however the lowest index value available in the lookback period is 1.83583%.								Loan Review Complete
18451254	XXX	$XXX	NJ	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $344,570.81 is underdisclosed from calculated Finance Charge of $360,659.79 in the amount of $16,088.98.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.700% per the approval, however the lowest index value available in the lookback period is 2.8900%.								Loan Review Complete
18451253	XXX	$XXX	NJ	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $342,629.19 is underdisclosed from calculated Finance Charge of $359,082.61 in the amount of $16,453.42.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.61% per the approval, however the lowest index value available in the lookback period is 2.78%.								Loan Review Complete
18451252	XXX	$XXX	NJ	5/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - max prepayment charge for NJ ARM is 0% - note states 2%,2%,2%. Lender is XXX.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $532,986.24 is underdisclosed from calculated Finance Charge of $569,266.14 in the amount of $36,279.90.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.28% per the approval, however the lowest index value available in the lookback period is 2.52%.								Loan Review Complete
18451251	XXX	$XXX	MA	5/XX/2005	Primary	Purchase	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Massachusetts Prepayment Penalty: Massachusetts Prepayment Penalty:  Prepayment penalty not permissible on a partial prepayment.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.51800% is underdisclosed from calculated APR of 5.82000% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $354,186.38 is underdisclosed from calculated Finance Charge of $384,699.03 in the amount of $30,512.65.
																	EXCEPTION INFO: Unable to determine fee portion of under disclosure due to missing itemization of amount financed. Payment stream portion is due to the lender utilizing an index value of 1.836% per the Approval, however the lowest index value available in the lookback period is 2.16333%.								Loan Review Complete
18451250	XXX	$XXX	CA	7/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $167,321.74 is underdisclosed from calculated Finance Charge of $171,108.52 in the amount of $3,786.78.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.61% per the approval, however the lowest index value available in the lookback period is 2.70%.								Loan Review Complete
18451249	XXX	$XXX	FL	4/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $401,968.17 is underdisclosed from calculated Finance Charge of $425,297.18 in the amount of $23,329.01.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.19% per the approval, however the lowest index value available in the lookback period is 2.39%.								Loan Review Complete
18451248	XXX	$XXX	FL	3/XX/2005	Investment	Purchase			No	No	05/22/2019	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005.								Loan Review Complete
18451247	XXX	$XXX	CA	1/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $211,677.35 is underdisclosed from calculated Finance Charge of $218,274.95 in the amount of $6,597.60.
																	EXCEPTION INFO: Under disclosure of $6,678.90 is due to the Lender utilizing an index value of 1.451%, per the Approval, however, the lowest index value available in the look-back period is 1.56333%. There is an over disclosure of fees of $81.30 resulting in an overall under disclosure of $6597.60.								Loan Review Complete
18451246	XXX	$XXX	IL	1/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible on a loan with an interest rate greater than 8%.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $174,195.35 is underdisclosed from calculated Finance Charge of $181,338.70 in the amount of $7,143.35.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.02% per the approval, however the lowest index value available in the lookback period is 2.19%.								Loan Review Complete
18451245	XXX	$XXX	MD	2/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 2 months interest calculated on 2/3 of the original balance.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (MD) - max prepayment charge for ARM loan is 0% - note states 2%. Lender is XXX, FSB, a Federal Savings Bank, Its Successors and/or Assignees

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $235,989.06 is underdisclosed from calculated Finance Charge of $247,106.18 in the amount of $11,117.12.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.02% per the approval, however the lowest index value available in the lookback period is 2.8%.								Loan Review Complete
18451244	XXX	$XXX	NJ	4/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $216,956.26 is underdisclosed from calculated Finance Charge of $222,668.71 in the amount of $5,712.45.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.39% per the loan approval, however the lowest index value available in the lookback period is 2.28%.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
18451243	XXX	$XXX	OR	2/XX/2005	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004.

[2] State Compliance - Oregon Prepayment Penalty Loan Agreement: Oregon Prepayment Penalty: Loan agreement does not contain required prepayment penalty language specified in the statute.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
18451242	XXX	$XXX	NJ	1/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451241	XXX	$XXX	MN	12/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state of MN – A prepayment penalty may not exceed 60 days interest in the state of MN - note states 2%, 2%, 2%. Lender is XXX, FSB, a Federal Savings Bank.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $183,767.23 is underdisclosed from calculated Finance Charge of $187,581.83 in the amount of $3,814.60.
EXCEPTION INFO: Under disclosure is due to the lender utilizing and index value of 1.355% per the loan approval, however the lowest index value available in the lookback period is 1.45083%

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451240	XXX	$XXX	FL	12/XX/2004	Primary	Purchase	No	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $198,563.54 is underdisclosed from calculated Finance Charge of $203,559.36 in the amount of $4,995.82.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.35% per the approval, however the lowest index value available in the lookback period is 1.45%.								Loan Review Complete
18451239	XXX	$XXX	NJ	3/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - Prepayment in full of a mortgage loan may be made at any time without penalty - note states 2% of the amount of prepayment that exceeds $5000 in a calendar month.  Lender is XXX.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $490,470.71 is underdisclosed from calculated Finance Charge of $501,039.81 in the amount of $10,569.10.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.19% per the loan approval, however the lowest index value available in the lookback period is 2.19%.								Loan Review Complete
18451238	XXX	$XXX	NJ	12/XX/2004	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $247,447.12 is underdisclosed from calculated Finance Charge of $253,052.67 in the amount of $5,605.55.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.355% per the approval, however the lowest index value available in the lookback period is 1.45083%.								Loan Review Complete
18451237	XXX	$XXX	NJ	11/XX/2004	Primary	Refinance Rate/Term	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $125,474.48 is underdisclosed from calculated Finance Charge of $127,248.87 in the amount of $1,774.39.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.94% per the loan approval document, however the lowest index value available in the look-back period is 2.00%.								Loan Review Complete
18451236	XXX	$XXX	CA	10/XX/2004	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $336,524.95 is underdisclosed from calculated Finance Charge of $342,793.80 in the amount of $6,268.85.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.212% per the approval, however the lowest index value available in the lookback period is 1.27667%.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451235	XXX	$XXX	CA	6/XX/2005	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $478,237.99 is underdisclosed from calculated Finance Charge of $500,187.38 in the amount of $21,949.39.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.163% per the approval. However the lowest index value per the lookback period is 2.33167%.								Loan Review Complete
18451234	XXX	$XXX	IL	11/XX/2004	Primary	Refinance Rate/Term	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible on a loan with an interest rate greater than 8%.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (IL) -  Prepayment not allowed on a loan with an interest rate greater than 8%. - note states maximum interest rate 11.95%.  Lender is XXX.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $107,531.29 is underdisclosed from calculated Finance Charge of $109,647.06 in the amount of $2,115.77.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.277% per the Approval, however the lowest index value available in the lookback period is 1.355%.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
18451233	XXX	$XXX	MA	9/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.

[2] State Compliance - Massachusetts Prepayment Penalty: Massachusetts Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 3 months interest.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $193,621.19 is underdisclosed from calculated Finance Charge of $197,213.21 in the amount of $3,592.02.
																	EXCEPTION INFO: Unable to determine fee portion of under disclosure due to missing itemization of amount financed. Payment stream portion is due to the lender utilizing an index value of 1.91% per the Approval, however the lowest index value available in the lookback period is 1.97%.								Loan Review Complete
18451232	XXX	$XXX	CA	12/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $410,717.91 is underdisclosed from calculated Finance Charge of $421,693.11 in the amount of $10,975.20.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.355% per the Approval, however the lowest index value available in the lookback period is 1.45083%.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2004, prior to three (3) business days from transaction date of 12/XX/2004.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451231	XXX	$XXX	NJ	10/XX/2004	Primary	Refinance Rate/Term	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $109,794.96 is underdisclosed from calculated Finance Charge of $111,589.97 in the amount of $1,795.01.
EXCEPTION INFO: Under disclosure is pay stream and fee related. Under disclosure of $57.13 is fee related, however, unable to determine cause as the TIL Itemization does not break down fees. The remaining under disclosure of $1,737.88 is due to the Lender utilizing an Index of 1.940%, per the Approval, however, the lowest index in the look back is 2.00%.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451230	XXX	$XXX	NJ	10/XX/2004	Primary	Purchase	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $274,121.07 is underdisclosed from calculated Finance Charge of $283,224.93 in the amount of $9,103.86.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.162% per the Approval Document, however the lowest index value available in the lookback period is 1.27667%.								Loan Review Complete
18451229	XXX	$XXX	TN	9/XX/2004	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004.

[2] State Compliance - Tennessee Prepayment Penalty RML: Tennessee Prepayment Penalty:  Prepayment penalty not permissible on a residential mortgage loan subject to the Industrial Loan and Thrift Companies Act.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state of TN – No prepayment penalties are permissible in the state of TN that are subject to the Industrial Loan and Thrift Companies Act. - note states 2%, 2%, 2%. Lender is XXX, FSB, a Federal Savings Bank.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $105,426.47 is underdisclosed from calculated Finance Charge of $106,633.51 in the amount of $1,207.04.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.162% per the loan approval document, however the lowest index value available in the look-back period is 1.21167%.								Loan Review Complete
18451228	XXX	$XXX	CA	10/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	05/22/2019	1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
18451227	XXX	$XXX	IL	5/XX/2005	Primary	Refinance Rate/Term	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible on a loan with an interest rate greater than 8%.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (IL) - max prepayment charge for ARM loan is 0% - note states 2%. Lender is XXX, FSB, a Federal Savings Bank, Its Successors and/or Assignees

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $428,717.51 is underdisclosed from calculated Finance Charge of $448,688.75 in the amount of $19,971.24.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.91% per the approval, however the lowest index value available in the lookback period is 2.16%.								Loan Review Complete
18451226	XXX	$XXX	NV	9/XX/2004	Second Home	Purchase			No	No	05/22/2019	1			1										Loan Review Complete
18451225	XXX	$XXX	CT	1/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty:  Prepayment penalty not permissible by state law under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.
EXCEPTION INFO: PPP Expired.  Prepayment penalty not permitted on CT alternative loans.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $173,401.69 is underdisclosed from calculated Finance Charge of $182,799.47 in the amount of $9,397.78.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.355% per the Loan Approval, however the lowest index value available in the look back period is 1.5633%.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451224	XXX	$XXX	CA	1/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	No	05/22/2019	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
REVIEWER - GENERAL COMMENT (2019/XX/29): Received the same unsigned/unstamped HUDs from the original image file, no changes made.	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $141,008.24 is underdisclosed from calculated Finance Charge of $144,900.75 in the amount of $3,892.51.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.451% per the approval, however the lowest index value available in the lookback period is 1.563%.								Loan Review Complete
18451223	XXX	$XXX	NJ	10/XX/2004	Primary	Purchase	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $222,602.67 is underdisclosed from calculated Finance Charge of $225,343.94 in the amount of $2,741.27.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.940% per the Loan Commitment and Approval, however the lowest index value available in the look back period is 2.000%.								Loan Review Complete
18451222	XXX	$XXX	CA	9/XX/2004	Primary	Purchase	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $164,262.75 is underdisclosed from calculated Finance Charge of $165,902.77 in the amount of $1,640.02.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.94% per the approval, however the lowest index value available in the lookback period is 1.97%.								Loan Review Complete
18451221	XXX	$XXX	CA	7/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	05/22/2019	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $154,912.30 is underdisclosed from calculated Finance Charge of $156,635.57 in the amount of $1,723.27.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.083% per the approval, however the lowest index value available in the lookback period is 1.11833%.

[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451220	XXX	$XXX	FL	10/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $71,740.07 is underdisclosed from calculated Finance Charge of $72,543.12 in the amount of $803.05.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.94% per the loan approval, however the lowest index value available in the lookback period is 2.00%. .								Loan Review Complete
18451219	XXX	$XXX	VA	8/XX/2004	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $205,052.29 is underdisclosed from calculated Finance Charge of $208,249.80 in the amount of $3,197.51.
EXCEPTION INFO: Unable to determine fee under disclosure due to missing itemization of amount financed. Commitment and Approval indicates the Index used was 1.88%. The lowest Index available within the look-back period is 1.94%.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451218	XXX	$XXX	CA	8/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $416,319.05 is underdisclosed from calculated Finance Charge of $416,676.82 in the amount of $357.77.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
18451217	XXX	$XXX	MI	9/XX/2004	Primary	Purchase	No	No	05/22/2019	2	2	[2] State Compliance - Michigan Prepayment Penalty: Michigan Prepayment Penalty: First lien loan contains an impermissible prepayment penalty of greater than 1% of the prepaid balance.
EXCEPTION INFO: PPP Expired.  Prepayment charge not allowed per state MI - max prepayment charge for ARM loan is 1% - note states 2%.  Lender is XXX, FSB.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $121,719.12 is underdisclosed from calculated Finance Charge of $123,618.70 in the amount of $1,899.58.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.162% per the approval, however the lowest index value available in the lookback period 1.21167%.								Loan Review Complete
18451216	XXX	$XXX	NJ	11/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $366,258.44 is underdisclosed from calculated Finance Charge of $374,659.80 in the amount of $8,401.36.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.277% per the approval, however the lowest index value available in the lookback period is 1.355%.								Loan Review Complete
18451215	XXX	$XXX	NJ	7/XX/2004	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - max prepayment charge for NJ ARM is 0% - note states 2%,2%,2%. Lender is XXX.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $425,966.82 is underdisclosed from calculated Finance Charge of $432,577.95 in the amount of $6,611.13.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.850% per the (Approval), however the lowest index value available in the lookback period is 1.910%.								Loan Review Complete
18451214	XXX	$XXX	NJ	7/XX/2004	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $112,264.18 is underdisclosed from calculated Finance Charge of $113,532.24 in the amount of $1,268.06.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.083% per the Approval, however the lowest index value available in the lookback period is 1.11833%.								Loan Review Complete
18451213	XXX	$XXX	TX	9/XX/2004	Second Home	Refinance Cash-out - Other	No	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $85,497.28 is underdisclosed from calculated Finance Charge of $86,565.14 in the amount of $1,067.86.
																	EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 1.880% per the (Approval) however, the lowest index value available in the look-back period is 1.940%.								Loan Review Complete
18451212	XXX	$XXX	NJ	1/XX/2005	Primary	Purchase	No	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment penalty not allowed per state (NJ). No prepayment penalty allowed-Note states 2%, 2%, 2%. Lender is XXX.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $422,978.74 is underdisclosed from calculated Finance Charge of $447,081.41 in the amount of $24,102.67.
																	EXCEPTION INFO: The approval indicates Lender used Index of 1.35%. The closest Index available in our look back period is 1.56%.								Loan Review Complete
18451211	XXX	$XXX	NE	8/XX/2004	Investment	Refinance Cash-out - Debt Consolidation			No	No	05/22/2019	1			1										Loan Review Complete
18451210	XXX	$XXX	CA	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.62300% is underdisclosed from calculated APR of 5.93184% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $242,966.18 is underdisclosed from calculated Finance Charge of $266,440.53 in the amount of $23,474.35.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.836% per the appraisal, however the lowest index value available in the lookback period is 2.16333%.								Loan Review Complete
18451209	XXX	$XXX	TX	6/XX/2004	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451208	XXX	$XXX	CA	1/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.

[2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $200,388.57 is underdisclosed from calculated Finance Charge of $206,701.00 in the amount of $6,312.43.
																	EXCEPTION INFO: Commitment and Approval indicates the Index used was 1.451%. The lowest Index available within the look-back period is 1.5633%.								Loan Review Complete
18451207	XXX	$XXX	CA	7/XX/2004	Primary	Purchase	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $222,463.61 is underdisclosed from calculated Finance Charge of $224,534.14 in the amount of $2,070.53.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.083% per the loan approval document, however the lowest index value available in the look-back period is 1.11833%.								Loan Review Complete
18451206	XXX	$XXX	WI	8/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $114,553.83 is underdisclosed from calculated Finance Charge of $116,452.72 in the amount of $1,898.89.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of  1.88% per the approval. However the lowest index value in the lookback period is 1.94%.

[2] State Compliance - Wisconsin Prepayment Penalty ARM: Wisconsin Prepayment Penalty:  Prepayment penalty not permissible on a first lien adjustable rate loan.
																	EXCEPTION INFO: PPP has expired. Previous to 3/XX/06. WI did not allow a PPP on ARM loans.								Loan Review Complete
18451205	XXX	$XXX	MD	8/XX/2004	Primary	Purchase	No	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 2 months interest calculated on 2/3 of the original balance.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $167,893.05 is underdisclosed from calculated Finance Charge of $169,137.21 in the amount of $1,244.16.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.91% per the approval, however the lowest index value available in the lookback period is 1.94%.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
18451204	XXX	$XXX	OK	4/XX/2004	Primary	Purchase	No	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.								Loan Review Complete
18451203	XXX	$XXX	NV	6/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	05/22/2019	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2004.								Loan Review Complete
18451202	XXX	$XXX	NJ	7/XX/2004	Primary	Purchase	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $167,368.02 is underdisclosed from calculated Finance Charge of $168,066.42 in the amount of $698.40.
																	EXCEPTION INFO: Under disclosure of $1,259.40 is due to Lender utilizing an Index of 1.850%, however, the lowest Index in the look back is 1.910%. There is a slight over disclosure of $561.00 in fees resulting in an overall under disclosure of $698.40.								Loan Review Complete
18451201	XXX	$XXX	CA	4/XX/2004	Primary	Refinance Cash-out - Other	Yes	Yes	No	05/22/2019	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 04/XX/2004.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451200	XXX	$XXX	NJ	6/XX/2004	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $241,299.16 is underdisclosed from calculated Finance Charge of $241,445.87 in the amount of $146.71.
																	EXCEPTION INFO: Unable to determine under disclosure -TIL Itemization does not itemize prepaid finance charges.								Loan Review Complete
18451199	XXX	$XXX	CA	5/XX/2004	Investment	Refinance Cash-out - Other			No	No	05/22/2019	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.								Loan Review Complete
18451198	XXX	$XXX	CA	2/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451197	XXX	$XXX	CA	5/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
18451196	XXX	$XXX	PA	2/XX/2004	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2003.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451195	XXX	$XXX	MO	2/XX/2004	Investment	Refinance Cash-out - Other	No	No	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.

[2] State Compliance - Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state.
																	EXCEPTION INFO: 10 day grace is less than the 15 day minimum per the state of MO								Loan Review Complete
18451194	XXX	$XXX	NJ	3/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004.

																	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Holder's right to foreclose, Homestead Exemption Waiver								Loan Review Complete
18451193	XXX	$XXX	TX	3/XX/2004	Primary	Purchase	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
18451192	XXX	$XXX	CA	3/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
18451191	XXX	$XXX	CA	1/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
18451190	XXX	$XXX	CA	8/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $381,592.44 is underdisclosed from calculated Finance Charge of $386,103.55 in the amount of $4,511.11.
EXCEPTION INFO: The approval indicates Lender used Index of 1.118%. The closest Index available in our look back period is 1.161%.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451189	XXX	$XXX	TX	9/XX/2004	Primary	Purchase	Yes	No	05/22/2019	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $85,796.22 is underdisclosed from calculated Finance Charge of $86,887.94 in the amount of $1,091.72.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.162% per the Approval, however the lowest index value available in the look-back period is 1.21167%.								Loan Review Complete
18451188	XXX	$XXX	CA	12/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
18451187	XXX	$XXX	CA	12/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
18451186	XXX	$XXX	CA	11/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.								Loan Review Complete
18451185	XXX	$XXX	CA	9/XX/2004	Primary	Purchase	No	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $237,176.93 is underdisclosed from calculated Finance Charge of $241,222.54 in the amount of $4,045.61.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.162% per the approval, however the lowest index value available in the lookback period is 1.21167%.								Loan Review Complete
18451184	XXX	$XXX	NJ	12/XX/2003	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
18451183	XXX	$XXX	CA	11/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
18451182	XXX	$XXX	IL	10/XX/2003	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible on a loan with an interest rate greater than 8%.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (IL) - max prepayment charge for IL ARM is 0% if interest rate is greater than 8% - note states interest rate life max is 11.95%.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
18451181	XXX	$XXX	CA	10/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451180	XXX	$XXX	NJ	11/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2003.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $139,689.63 is underdisclosed from calculated Finance Charge of $140,760.98 in the amount of $1,071.35.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
18451179	XXX	$XXX	CA	10/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $127,556.30 is underdisclosed from calculated Finance Charge of $127,661.14 in the amount of $104.84.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed. § Unable to determine under disclosure due to missing itemization of amount financed.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451178	XXX	$XXX	TX	1/XX/2004	Primary	Purchase			Yes	No	05/22/2019	1			1	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver								Loan Review Complete
18451177	XXX	$XXX	NJ	7/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
																	EXCEPTION INFO: PPP Expired. Prepayment penalty not permitted in NJ								Loan Review Complete
18451176	XXX	$XXX	NJ	7/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2003.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment penalty not allowed per state (NJ). No prepayment penalty allowed-Note states 2%, 2%, 2%. Lender is XXX.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
18451175	XXX	$XXX	CA	7/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
18451174	XXX	$XXX	TX	8/XX/2003	Primary	Refinance Rate/Term			Yes	No	05/22/2019	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.								Loan Review Complete
18451173	XXX	$XXX	CO	6/XX/2003	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $134,915.16 is underdisclosed from calculated Finance Charge of $135,091.11 in the amount of $175.95.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2003, prior to three (3) business days from transaction date of 07/XX/2003.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451172	XXX	$XXX	CA	6/XX/2003	Investment	Refinance Cash-out - Other			No	No	05/22/2019	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002.								Loan Review Complete
18451171	XXX	$XXX	TX	10/XX/2003	Primary	Purchase	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.								Loan Review Complete
18451170	XXX	$XXX	CA	6/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2002.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver								Loan Review Complete
18451169	XXX	$XXX	TX	5/XX/2003	Investment	Refinance Rate/Term			No	No	05/22/2019	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002.								Loan Review Complete
18451168	XXX	$XXX	NJ	9/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
																	EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state of NJ - max prepayment charge for NJ loan is 0% - note states 2%, 2%, 2%. Lender is XXX, FSB, a Federal Savings Bank.								Loan Review Complete
18451167	XXX	$XXX	NJ	5/XX/2003	Primary	Purchase	No	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2003.

																	[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey.								Loan Review Complete
18451166	XXX	$XXX	NJ	6/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired.  No prepayment penalties permitted in NJ

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451165	XXX	$XXX	KS	5/XX/2003	Primary	Purchase	No	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Kansas Prepayment Penalty: Kansas Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 6 months.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003.								Loan Review Complete
18451164	XXX	$XXX	TX	8/XX/2002	Primary	Purchase	Yes	No	05/22/2019	2	2	[3] Insurance Eligibility - MI Monthly Premium Amount documented in file does not match the Escrowed Mortgage Insurance Premium amount per month collected on the HUD.

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2002.								Loan Review Complete
18451163	XXX	$XXX	NJ	4/XX/2002	Primary	Purchase	No	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2002.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $154,122.01 is underdisclosed from calculated Finance Charge of $154,649.64 in the amount of $527.63.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.828% per the approval, however the lowest index value available in the lookback period is 2.82833%, in addition the Final TIL Finance Charge is under-disclosed due to incorrect payment stream between Final TIL and actual TIL calculation.								Loan Review Complete
18451162	XXX	$XXX	TX	7/XX/2004	Investment	Refinance Rate/Term			No	No	05/22/2019	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2004.								Loan Review Complete
18451161	XXX	$XXX	IL	3/XX/2003	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible on a loan with an interest rate greater than 8%.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state of IL – Per IL Regulation, it is unlawful to provide a prepayment penalty on any loan if the annual interest rate exceeds 8% - note states 2%, 2%, 2%. Lender is XXX, FSB, a Federal Savings Bank.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2003.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $144,875.36 is underdisclosed from calculated Finance Charge of $145,392.40 in the amount of $517.04.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.643% per the loan approval document, however the lowest index value available in the look-back period is 1.6425%.								Loan Review Complete
18451160	XXX	$XXX	NJ	5/XX/2000	Primary	Purchase	No	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - Note states 2%, 2%, 2%, 2%. Lender is XXX, FSB, a Federal savings Bank.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $205,548.22 is underdisclosed from calculated Finance Charge of $208,197.22 in the amount of $2,649.00.
																	EXCEPTION INFO: The Lender's TIL recasts after month 48, however per the note terms and index value on the approval the recast would begin after month 60.								Loan Review Complete
18451159	XXX	$XXX	CA	5/XX/2008	Investment	Refinance Rate/Term			No	No	05/22/2019	1			1										Loan Review Complete
18451158	XXX	$XXX	MA	3/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable

[2] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type.

[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Impermissible Prepayment Penalty): Massachusetts Mortgage Lender and Broker Regulations: Mortgage loan contains an impermissible prepayment penalty.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state of MA - max prepayment charge for MA loan is 3 months interest on full repayment, no penalty for a partial repayment is permitted - note states 2%, 2%, 2% on any amount paid over $5,000.00 in any one month. Lender is XXX, FSB, a Federal Savings Bank.

[2] State Compliance - Massachusetts Prepayment Penalty: Massachusetts Prepayment Penalty:  Prepayment penalty not permissible on a partial prepayment.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state of MA - max prepayment charge for MA loan is 3 months interest on full repayment, no penalty for a partial repayment is permitted - note states 2%, 2%, 2% on any amount paid over $5,000.00 in any one month. Lender is XXX, FSB, a Federal Savings Bank.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $444,805.23 is underdisclosed from calculated Finance Charge of $477,737.03 in the amount of $32,931.80.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.74% per the loan approval document, however the lowest index value available in the look-back period is 4.79%.								Loan Review Complete
18451157	XXX	$XXX	MD	3/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 2 months interest calculated on 2/3 of the original balance.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008.								Loan Review Complete
18451156	XXX	$XXX	CA	2/XX/2008	Investment	Purchase			No	No	05/22/2019	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007.								Loan Review Complete
18451155	XXX	$XXX	NJ	2/XX/2008	Primary	Purchase	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.

																	[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey.								Loan Review Complete
18451154	XXX	$XXX	NJ	2/XX/2008	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	3	3	[3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
EXCEPTION INFO: Grace period not allowed per state (NJ) – min grace period for NJ is 15 days - note states 10 days.	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: 6% late charge exceeds 4% maximum per state (NJ)

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
18451153	XXX	$XXX	LA	2/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	05/22/2019	1			1										Loan Review Complete
18451152	XXX	$XXX	WA	2/XX/2008	Primary	Purchase	No	No	05/22/2019	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2008.

																	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver								Loan Review Complete
18451151	XXX	$XXX	CA	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
18451150	XXX	$XXX	CA	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	05/22/2019	1			1										Loan Review Complete
18451149	XXX	$XXX	CA	2/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
18451148	XXX	$XXX	NJ	2/XX/2008	Investment	Refinance Cash-out - Home Improvement	No	Yes	05/22/2019	2	2	[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey.
																	EXCEPTION INFO: PPP Expired. No prepayment penalty permitted in the state of NJ								Loan Review Complete
18451147	XXX	$XXX	NJ	2/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	3	3	[3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
EXCEPTION INFO: Late charge not allowed per state (NJ) - max late charge for NJ is 5% - note states 6%	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
18451146	XXX	$XXX	CA	1/XX/2008	Investment	Refinance Cash-out - Other			No	No	05/22/2019	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007.								Loan Review Complete
18451145	XXX	$XXX	NJ	1/XX/2008	Primary	Purchase	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
18451144	XXX	$XXX	CA	1/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2007.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
18451143	XXX	$XXX	FL	1/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007.

																	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver								Loan Review Complete
18451142	XXX	$XXX	CA	12/XX/2007	Investment	Refinance Cash-out - Other			No	No	05/22/2019	1			1										Loan Review Complete
18451141	XXX	$XXX	NJ	12/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.								Loan Review Complete
18451140	XXX	$XXX	CA	12/XX/2007	Primary	Purchase	No	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
18451139	XXX	$XXX	CA	11/XX/2007	Investment	Refinance Cash-out - Other			No	No	05/22/2019	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
18451138	XXX	$XXX	TX	11/XX/2007	Primary	Purchase	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.

																	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver								Loan Review Complete
18451137	XXX	$XXX	NY	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2007.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds the 2% maximum per the state of NY

[2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Loan with an interest rate greater than 6% contains a prepayment penalty greater than 12 months.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state of NY – NY Regulation states that any loan with an interest rate greater than 6% cannot contain a prepayment penalty greater than 12 months - note states 36 months. Lender is XXX, FSB, a Federal Savings Bank.

																	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								Loan Review Complete
18451136	XXX	$XXX	MD	11/XX/2007	Investment	Refinance Cash-out - Other	No	No	05/22/2019	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
18451135	XXX	$XXX	NJ	11/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	05/22/2019	2	2	[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - note states 2%. Lender is XXX, FSB, a Federal Savings Bank.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
18451134	XXX	$XXX	PA	10/XX/2007	Investment	Refinance Cash-out - Other	No	No	05/22/2019	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
18451133	XXX	$XXX	CA	10/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.

																	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver								Loan Review Complete
18451132	XXX	$XXX	CA	11/XX/2007	Primary	Purchase	No	No	05/22/2019	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
18451131	XXX	$XXX	CA	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $494,005.97 is underdisclosed from calculated Finance Charge of $499,842.40 in the amount of $5,836.43.
																	EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 4.850% per the (Approval) however, the lowest index value available in the look-back period is 4.900%.								Loan Review Complete
18451130	XXX	$XXX	NJ	10/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
18451129	XXX	$XXX	CA	10/XX/2007	Investment	Purchase			No	No	05/22/2019	1			1										Loan Review Complete
18451128	XXX	$XXX	NJ	10/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451127	XXX	$XXX	CA	10/XX/2007	Investment	Purchase	No	No	05/22/2019	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
18451126	XXX	$XXX	CA	10/XX/2007	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $530,275.74 is underdisclosed from calculated Finance Charge of $534,006.09 in the amount of $3,730.35.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.85% per the Loan Commitment and Approval, however the lowest index value available in the look back period is 4.88%.								Loan Review Complete
18451125	XXX	$XXX	FL	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $719,538.42 is underdisclosed from calculated Finance Charge of $721,219.16 in the amount of $1,680.74.
EXCEPTION INFO: Commitment and Approval indicates the Index used was 4.85%. The lowest Index available within the look-back period is 4.90%.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
18451124	XXX	$XXX	AZ	9/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $341,180.75 is underdisclosed from calculated Finance Charge of $341,828.06 in the amount of $647.31.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.84% per the approval. However the lowest index per the lookback period is 4.88%.								Loan Review Complete
18451123	XXX	$XXX	CA	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $603,066.04 is underdisclosed from calculated Finance Charge of $606,585.66 in the amount of $3,519.62.
																	EXCEPTION INFO: The approval indicates Lender used Index of 4.85%. The closest Index available in our look back period is 4.88%.								Loan Review Complete
18451122	XXX	$XXX	PA	10/XX/2007	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
18451121	XXX	$XXX	AZ	9/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
18451120	XXX	$XXX	FL	9/XX/2007	Primary	Refinance Cash-out - Other			Yes	No	05/22/2019	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
18451119	XXX	$XXX	CA	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	05/22/2019	1			1										Loan Review Complete
18451118	XXX	$XXX	WA	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	05/22/2019	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
18451117	XXX	$XXX	FL	8/XX/2007	Primary	Purchase			No	No	05/22/2019	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
18451116	XXX	$XXX	NY	8/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds 2% maximum per state(NY).

[2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Loan with an interest rate greater than 6% contains a prepayment penalty greater than 12 months.
EXCEPTION INFO: PPP expired. 36 month PPP exceeds 12 month maximum per state(NY). Lender is XXX, FSB, A Federal Savings Bank.

																	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								Loan Review Complete
18451115	XXX	$XXX	NJ	8/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451114	XXX	$XXX	NJ	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment penalty not allowed per state (NJ). No prepayment penalty allowed-Note states 2%, 2%, 2%. Lender is XXX.

																	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								Loan Review Complete
18451113	XXX	$XXX	NJ	10/XX/2007	Primary	Purchase	No	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
																	EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - max prepayment charge for NJ ARM is 0% - note states 2%, 2%, 2%. Lender is XXX, FSB.								Loan Review Complete
18451112	XXX	$XXX	CA	8/XX/2007	Primary	Purchase			Yes	No	05/22/2019	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
18451111	XXX	$XXX	OR	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] State Compliance - Oregon Prepayment Penalty Max Prepay: Oregon Prepayment Penalty: Loan agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan.								Loan Review Complete
18451110	XXX	$XXX	PA	8/XX/2007	Primary	Purchase	No	No	05/22/2019	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
18451109	XXX	$XXX	NY	7/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.

[2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Loan with an interest rate greater than 6% contains a prepayment penalty greater than 12 months.
EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states  6%

																	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								Loan Review Complete
18451108	XXX	$XXX	NJ	8/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.07800% is underdisclosed from calculated APR of 7.06677% outside of 0.125% tolerance.
EXCEPTION INFO: It appears the Lender utilized an index value lower than 4.90%, the lowest index available in the lookback period. The approval indicates their index was 4.91%, but the audit value 4.90% recasts to $2,915.80 while the TIL shows a recast payment at the same month count of $2,359.41 which is substantially lower than the approval index value would indicate.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $438,518.08 is underdisclosed from calculated Finance Charge of $572,025.94 in the amount of $133,507.86.
																	EXCEPTION INFO: It appears the Lender utilized an index value lower than 4.90%, the lowest index available in the lookback period. The approval indicates their index was 4.91%, but the audit value 4.90% recasts to $2,915.80 while the TIL shows a recast payment at the same month count of $2,359.41 which is substantially lower than the approval index value would indicate.								Loan Review Complete
18451107	XXX	$XXX	OK	8/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $87,985.95 is underdisclosed from calculated Finance Charge of $88,080.44 in the amount of $94.49.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
18451106	XXX	$XXX	FL	7/XX/2007	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
18451105	XXX	$XXX	CA	6/XX/2007	Primary	Refinance Cash-out - Other			Yes	No	05/22/2019	2			2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
18451104	XXX	$XXX	NJ	7/XX/2007	Investment	Refinance Cash-out - Other	No	Yes	05/22/2019	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
																	EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state of NJ - max prepayment charge for NJ loan is 0% - note states 2%, 2%, 2%. Lender is XXX, FSB, a Federal Savings Bank.								Loan Review Complete
18451103	XXX	$XXX	NJ	7/XX/2007	Primary	Refinance Cash-out - Other			Yes	Yes	05/22/2019	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
18451102	XXX	$XXX	NJ	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451101	XXX	$XXX	CA	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	05/22/2019	1			1										Loan Review Complete
18451100	XXX	$XXX	CA	7/XX/2007	Investment	Refinance Cash-out - Other			No	No	05/22/2019	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
18451099	XXX	$XXX	NJ	7/XX/2007	Investment	Purchase	No	Yes	05/22/2019	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - max prepayment charge for NJ ARM  is 0% - note states 2%,2%,2%. Lender is XXX.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
																	EXCEPTION INFO: Late charge not allowed per state (NJ) - max late charge for NJ is 5% - note states 6%								Loan Review Complete
18451098	XXX	$XXX	CA	6/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
18451097	XXX	$XXX	CA	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	05/22/2019	1			1		[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver								Loan Review Complete
18451096	XXX	$XXX	NJ	6/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - Prepayment in full of a mortgage loan may be made at any time without penalty - note states 2% of the amount of prepayment that exceeds $5000 in a calendar month.  Lender is XXX.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $581,909.28 is underdisclosed from calculated Finance Charge of $583,009.21 in the amount of $1,099.93.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 5.32% per the loan approval, however the lowest index value available in the lookback period is 5.32%.								Loan Review Complete
18451095	XXX	$XXX	CT	6/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: Prepayment penalty not permissible by state law under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.
																	EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (CT) - max prepayment charge for CT ARM loan is 0% - note states 2%/%/2%. Lender is XXX, FSB, a Federal Savings Bank, ISAOA.								Loan Review Complete
18451094	XXX	$XXX	NJ	7/XX/2007	Primary	Purchase	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
																	EXCEPTION INFO: PPP Expired. Prepayment penalty not allowed per state (NJ). No prepayment penalty allowed-Note states 2%, 2%, 2%. Lender is XXX.								Loan Review Complete
18451093	XXX	$XXX	CA	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	05/22/2019	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $440,466.46 is underdisclosed from calculated Finance Charge of $441,317.01 in the amount of $850.55.
																	EXCEPTION INFO: Under disclosure of $1,286.60 is due to lender utilizing an index of 5.324%, per the Approval, however, the lowest index in the look back is 5.3375%. There is a fee over disclosure of $436.05 resulting in a total under disclosure of $850.55.								Loan Review Complete
18451092	XXX	$XXX	SC	6/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.09600% is underdisclosed from calculated APR of 7.06821% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to the final TIL not disclosing the correct pay stream.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $287,796.53 is underdisclosed from calculated Finance Charge of $372,625.90 in the amount of $84,829.37.
																	EXCEPTION INFO: Under disclosure is due to the final TIL not disclosing the correct pay stream.								Loan Review Complete
18451091	XXX	$XXX	PA	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
18451090	XXX	$XXX	WA	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $431,645.80 is underdisclosed from calculated Finance Charge of $432,319.35 in the amount of $673.55.
EXCEPTION INFO: Under disclosure of $1,585.72  is fee related but unable to determine cause due to TIL Itemization not breaking down fees. There is a pay stream over disclosure of  $912.17 resulting in a total under disclosure of $673.55.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.								Loan Review Complete
18451089	XXX	$XXX	CA	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver								Loan Review Complete
18451088	XXX	$XXX	CA	6/XX/2007	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $765,129.31 is underdisclosed from calculated Finance Charge of $767,705.97 in the amount of $2,576.66.
																	EXCEPTION INFO: Under disclosure of $3,452.46 Is due to Lender utilizing an Index of 5.301%, per the Approval, however, the lowest index in the look back is 5.3375%. There is an over disclosure of fees at $875.80 resulting in a total under disclosure of $2576.66.								Loan Review Complete
18451087	XXX	$XXX	CA	5/XX/2007	Investment	Refinance Cash-out - Debt Consolidation			No	No	05/22/2019	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)								Loan Review Complete
18451086	XXX	$XXX	CA	5/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
18451085	XXX	$XXX	WA	5/XX/2007	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $355,179.36 is underdisclosed from calculated Finance Charge of $355,424.31 in the amount of $244.95.
EXCEPTION INFO: Under disclosure of $475.00 is fee related, however, unable to determine cause due to TIL Itemization not breaking down fees. There is a slight pay stream over disclosure of $230.05 resulting in an overall under disclosure of $244.95.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451084	XXX	$XXX	CA	5/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
18451083	XXX	$XXX	FL	4/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $493,572.93 is underdisclosed from calculated Finance Charge of $494,506.60 in the amount of $933.67.
																	EXCEPTION INFO: Under disclosure of $1,254.97 is due to Lender utilizing and Index of 4.770%, per the Approval, however, the lowest index in the look back is 4.790%. There is a fee over disclosure of $321.30, resulting in a total under disclosure of $933.67.								Loan Review Complete
18451082	XXX	$XXX	CA	3/XX/2007	Primary	Purchase	No	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $964,343.92 is underdisclosed from calculated Finance Charge of $975,471.58 in the amount of $11,127.66.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 5.217% per the approval, however the lowest index value available in the lookback period is 5.32%, in addition the Final TIL Finance Charge is under-disclosed due to incorrect payment stream between Final TIL and actual TIL calculation.								Loan Review Complete
18451081	XXX	$XXX	CA	2/XX/2007	Primary	Refinance Cash-out - Other			Yes	No	05/22/2019	1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
18451080	XXX	$XXX	NJ	3/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $210,610.39 is underdisclosed from calculated Finance Charge of $211,844.51 in the amount of $1,234.12.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.75% per the approval, however the lowest index value available in the lookback period is 4.77%.								Loan Review Complete
18451079	XXX	$XXX	CT	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	05/22/2019	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: Prepayment penalty not permissible by state law under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (CT) - max prepayment charge for CT ARM/Fixed loan is 0% - note states 2%/2%/2%. Lender is XXX, FSB.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $989,271.51 is underdisclosed from calculated Finance Charge of $1,004,620.87 in the amount of $15,349.36.
																	EXCEPTION INFO: Under disclosure of $15,321.36 is due to the lender utilizing an index value of 4.690% per the approval, however the lowest index value available in the look back period is 4.750%. The remaining $28.00 is fee related but unable to determine cause due to TIL Itemization not breaking down fees.								Loan Review Complete
18451078	XXX	$XXX	CA	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,236,953.70 is underdisclosed from calculated Finance Charge of $1,245,272.93 in the amount of $8,319.23.
																	EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 4.690% per the (Approval) however, the lowest index value available in the look-back period is 4.750%.								Loan Review Complete
18451077	XXX	$XXX	CA	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $2,607,849.81 is underdisclosed from calculated Finance Charge of $2,647,593.89 in the amount of $39,744.08.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.690% per the Commitment, however the lowest index value available in the look back period is 4.750%.								Loan Review Complete
18451076	XXX	$XXX	NJ	2/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $614,173.79 is underdisclosed from calculated Finance Charge of $616,797.20 in the amount of $2,623.41.
																	EXCEPTION INFO: Under disclosure is due to Lender utilizing an Index of 5.153%, per the Approval, however, the lowest Index in the Look Back is 5.21667%.								Loan Review Complete
18451075	XXX	$XXX	CA	3/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $353,853.52 is underdisclosed from calculated Finance Charge of $356,512.12 in the amount of $2,658.60.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.69 percent per the approval, however, the lowest index value available in the lookback period is 4.77 percent.								Loan Review Complete
18451074	XXX	$XXX	MD	2/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 2 months interest calculated on 2/3 of the original balance.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $771,136.82 is underdisclosed from calculated Finance Charge of $776,125.76 in the amount of $4,988.94.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 5.153% per the Loan Commitment and Approval, however the lowest index value available in the look back period is 5.21667%.								Loan Review Complete
18451073	XXX	$XXX	NJ	2/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $735,095.05 is underdisclosed from calculated Finance Charge of $738,532.96 in the amount of $3,437.91.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.69 percent per the approval, however, the lowest index value available in the lookback period was 4.75 percent.								Loan Review Complete
18451072	XXX	$XXX	NM	1/XX/2007	Investment	Refinance Cash-out - Debt Consolidation	No	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
18451071	XXX	$XXX	NV	2/XX/2007	Investment	Refinance Cash-out - Other			No	No	05/22/2019	1			1										Loan Review Complete
18451070	XXX	$XXX	AZ	1/XX/2007	Second Home	Refinance Cash-out - Other	No	No	No	05/22/2019	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
REVIEWER - GENERAL COMMENT (2019/XX/04): HUD received is the same copy captured from the original image file. While it has a true & correct stamp on page one, it is an incomplete stamp and unable to determine if this is from the settlement agent or the lender so treating as unsigned. The bottom of page 2 is also cutoff at the point where borrower signatures might be located.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: 6% late charge exceeds 5% maximum per state (AZ)

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $368,887.43 is underdisclosed from calculated Finance Charge of $376,561.06 in the amount of $7,673.63.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.65% per the Loan Commitment and Approval, however the lowest index value available in the look back period is 4.73%.								Loan Review Complete
18451069	XXX	$XXX	CA	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $720,955.88 is underdisclosed from calculated Finance Charge of $735,448.14 in the amount of $14,492.26.
																	EXCEPTION INFO: Under disclosure is fee and pay stream related. Under disclosure of $14,396.21 is due to lender utilizing an index of 4.650%, per the Approval, however, the lowest Index in the look back is 4.730%. The remaining $96.05 is fee related but unable to determine due to TIL Itemization not breaking down fees.								Loan Review Complete
18451068	XXX	$XXX	NJ	2/XX/2007	Investment	Refinance Cash-out - Other	No	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
																	EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state of NJ - max prepayment charge for NJ loan is 0% - note states 2%, 2%, 2%. Lender is XXX, FSB, a Federal Savings Bank.								Loan Review Complete
18451067	XXX	$XXX	NJ	2/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.60800% is underdisclosed from calculated APR of 7.95952% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,537,293.61 is underdisclosed from calculated Finance Charge of $1,576,563.60 in the amount of $39,269.99.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.65% per the Loan Approval, however the lowest index value available in the look back period is 4.75%.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451066	XXX	$XXX	NJ	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $556,792.59 is underdisclosed from calculated Finance Charge of $561,670.31 in the amount of $4,877.72.
																	EXCEPTION INFO: Under-disclosure is due to the Lender utilizing an index of 4.650% per the loan approal however, the lowest index value available in the look-back period is 4.690%.								Loan Review Complete
18451065	XXX	$XXX	NJ	1/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment penalty not allowed per state (NJ). No prepayment penalty allowed-Note states 2%, 2%, 2%. Lender is XXX.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $592,854.19 is underdisclosed from calculated Finance Charge of $605,215.42 in the amount of $12,361.23.
EXCEPTION INFO: The approval indicates Lender used Index of 4.65%. The closest Index available in our look back period is 4.73%.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.								Loan Review Complete
18451064	XXX	$XXX	CA	1/XX/2007	Investment	Refinance Cash-out - Other			No	No	05/22/2019	1			1										Loan Review Complete
18451063	XXX	$XXX	NJ	2/XX/2007	Primary	Purchase	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - max prepayment charge for NJ ARM is 0% - note states 2%,2%,2%. Lender is XXX.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $503,720.09 is underdisclosed from calculated Finance Charge of $513,885.03 in the amount of $10,164.94.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.650% per the (Approval), however the lowest index value available in the lookback period is 4.730%.								Loan Review Complete
18451062	XXX	$XXX	CA	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $265,394.17 is underdisclosed from calculated Finance Charge of $270,479.16 in the amount of $5,084.99.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.99% per the approval, however the lowest index value available in the lookback period is 5.08%.								Loan Review Complete
18451061	XXX	$XXX	CA	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $613,342.53 is underdisclosed from calculated Finance Charge of $625,810.31 in the amount of $12,467.78.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.997% per the Loan Commitment and Approval, however the lowest index value available in the look back period is 5.08083%.								Loan Review Complete
18451060	XXX	$XXX	WA	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $205,318.76 is underdisclosed from calculated Finance Charge of $209,282.28 in the amount of $3,963.52.
																	EXCEPTION INFO: Under disclosure is due to Lender utilizing an Index of 4.997%, per the Approval, however, the lowest Index in the look back is 5.08083%.								Loan Review Complete
18451059	XXX	$XXX	NJ	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $441,178.40 is underdisclosed from calculated Finance Charge of $445,314.05 in the amount of $4,135.65.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.997% per the approval, however the lowest index value available in the lookback period is 5.08083%.								Loan Review Complete
18451058	XXX	$XXX	CA	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $863,370.05 is underdisclosed from calculated Finance Charge of $881,296.80 in the amount of $17,926.75.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.997% per the Approval, however the lowest index value available in the lookback period is 5.08083%.								Loan Review Complete
18451057	XXX	$XXX	CA	12/XX/2006	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,639,557.09 is underdisclosed from calculated Finance Charge of $1,642,702.69 in the amount of $3,145.60.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
18451056	XXX	$XXX	WA	12/XX/2006	Investment	Refinance Cash-out - Debt Consolidation	No	No	05/22/2019	2	2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.								Loan Review Complete
18451055	XXX	$XXX	CA	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	05/22/2019	1			1										Loan Review Complete
18451054	XXX	$XXX	CA	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $518,682.49 is underdisclosed from calculated Finance Charge of $520,754.98 in the amount of $2,072.49.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.897% per the Loan Approval, however the lowest index value available in the look back period is 4.9967%.								Loan Review Complete
18451053	XXX	$XXX	TX	11/XX/2006	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $348,681.59 is underdisclosed from calculated Finance Charge of $357,182.45 in the amount of $8,500.86.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.89% per the approval, however the lowest index value available in the lookback period is 4.99%.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451052	XXX	$XXX	NJ	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	Yes	05/22/2019	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
REVIEWER - GENERAL COMMENT (2019/XX/29): HUD received is stamped by the title company, but subject property is in NJ which is not an escrow state so still missing the final HUD signed by the borrower.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - max prepayment charge for NJ ARM is 0% - note states 2%, 2%, 2%. Lender is XXX, FSB.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $985,736.96 is underdisclosed from calculated Finance Charge of $1,003,696.53 in the amount of $17,959.57.
																	EXCEPTION INFO: Under disclosure is due to lender utilizing an index value of 4.897% per the Approval, however the lowest index value available in the lookback period is 5.08083%.								Loan Review Complete
18451051	XXX	$XXX	FL	11/XX/2006	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $322,012.69 is underdisclosed from calculated Finance Charge of $330,249.23 in the amount of $8,236.54.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.897% per the loan approval document, however the lowest index value available in the look-back period is 4.99667%.								Loan Review Complete
18451050	XXX	$XXX	CA	11/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
18451049	XXX	$XXX	CA	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $578,971.22 is underdisclosed from calculated Finance Charge of $579,113.55 in the amount of $142.33.
																	EXCEPTION INFO: Unable to determine the source of the under disclosure due to the Itemization of Amount Financed did not provide a breakdown of fees included in the total prepaid finance charge.								Loan Review Complete
18451048	XXX	$XXX	CA	10/XX/2006	Investment	Refinance Cash-out - Other			No	No	05/22/2019	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.								Loan Review Complete
18451047	XXX	$XXX	CA	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver								Loan Review Complete
18451046	XXX	$XXX	CA	11/XX/2006	Primary	Purchase	No	No	No	05/22/2019	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.86500% is underdisclosed from calculated APR of 8.16854% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,279,627.07 is underdisclosed from calculated Finance Charge of $1,315,955.75 in the amount of $36,328.68.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.34% per the approval, however the lowest index value available in the lookback period is 4.65%.								Loan Review Complete
18451045	XXX	$XXX	FL	10/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $367,530.85 is underdisclosed from calculated Finance Charge of $367,812.24 in the amount of $281.39.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.34% per the loan approval, however the lowest index value available in the lookback period is 4.60%.								Loan Review Complete
18451044	XXX	$XXX	CA	10/XX/2006	Investment	Refinance Cash-out - Other			No	No	05/22/2019	1			1										Loan Review Complete
18451043	XXX	$XXX	CA	10/XX/2006	Second Home	Refinance Cash-out - Debt Consolidation	No	No	05/22/2019	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.93500% is underdisclosed from calculated APR of 8.19455% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.34% per the Approval Document, however the lowest index value available in the lookback period is 4.60%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $995,353.96 is underdisclosed from calculated Finance Charge of $1,022,256.35 in the amount of $26,902.39.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.34% per the Approval Document, however the lowest index value available in the lookback period is 4.60%.								Loan Review Complete
18451042	XXX	$XXX	CA	10/XX/2006	Investment	Refinance Cash-out - Other	No	No	05/22/2019	2	2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.								Loan Review Complete
18451041	XXX	$XXX	IL	9/XX/2006	Primary	Refinance Rate/Term	Yes	Yes	05/22/2019	2	2	[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible on a loan with an interest rate greater than 8%.
																	EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (IL) - max prepayment charge for IL ARM loan is 0% - note states 2%/2%/2%. Lender is XXX, FSB.								Loan Review Complete
18451040	XXX	$XXX	NJ	10/XX/2006	Investment	Refinance Cash-out - Other	No	Yes	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
																	EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - Prepayment in full of a mortgage loan may be made at any time without penalty - note states 2% of the amount of prepayment that exceeds $5000 in a calendar month. Lender is XXX.								Loan Review Complete
18451039	XXX	$XXX	NJ	9/XX/2006	Investment	Refinance Cash-out - Debt Consolidation	No	Yes	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

																	[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state								Loan Review Complete
18451038	XXX	$XXX	CA	9/XX/2006	Investment	Refinance Cash-out - Other	No	No	05/22/2019	2	2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.								Loan Review Complete
18451037	XXX	$XXX	NJ	9/XX/2006	Primary	Purchase	No	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.60700% is underdisclosed from calculated APR of 7.98166% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $946,383.57 is underdisclosed from calculated Finance Charge of $988,111.29 in the amount of $41,727.72.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.110% per the Loan Commitment and Approval, however the lowest index value available in the look back period is 4.490%.								Loan Review Complete
18451036	XXX	$XXX	NY	9/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds 2% maximum per state(NY).

																	[2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Loan with an interest rate greater than 6% contains a prepayment penalty greater than 12 months.								Loan Review Complete
18451035	XXX	$XXX	CA	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $690,841.14 is underdisclosed from calculated Finance Charge of $700,984.94 in the amount of $10,143.80.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.64% per the  loan approval, however the lowest index value available in the lookback period is 4.64%.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451034	XXX	$XXX	NJ	9/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - max prepayment charge for NJ ARM is 0% - note states 2%, 2%, 2%. Lender is XXX, FSB.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.56300% is underdisclosed from calculated APR of 7.89410% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $469,266.82 is underdisclosed from calculated Finance Charge of $490,843.73 in the amount of $21,576.91.
																	EXCEPTION INFO: Under disclosure due to the lender utilizing an index value of 4.11% per the Approval, however the lowest index value available in the lookback period is 4.49%.								Loan Review Complete
18451033	XXX	$XXX	CA	9/XX/2006	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.75300% is underdisclosed from calculated APR of 8.12136% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 4.110% per the (Approval) however, the lowest index value available in the look-back period is 4.490%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $285,701.53 is underdisclosed from calculated Finance Charge of $299,985.89 in the amount of $14,284.36.
EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 4.110% per the (Approval) however, the lowest index value available in the look-back period is 4.490%.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451032	XXX	$XXX	CA	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	05/22/2019	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.74300% is underdisclosed from calculated APR of 8.15454% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $354,215.46 is underdisclosed from calculated Finance Charge of $366,940.96 in the amount of $12,725.50.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.11% per the approval, however the lowest index value available in the lookback period is 4.34%. Itemization only disclosed Finance charges as a lump sum, unable to determine fee under disclosure.								Loan Review Complete
18451031	XXX	$XXX	CA	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $413,642.40 is underdisclosed from calculated Finance Charge of $425,101.57 in the amount of $11,459.17.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.64% per the loan approval document, however the lowest index value available in the look-back period is 4.77417%.								Loan Review Complete
18451030	XXX	$XXX	NJ	9/XX/2006	Primary	Refinance Rate/Term	Yes	Yes	05/22/2019	2	2	[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.55800% is underdisclosed from calculated APR of 7.86970% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $856,495.61 is underdisclosed from calculated Finance Charge of $895,993.11 in the amount of $39,497.50.
																	EXCEPTION INFO: The approval indicates Lender used Index of 4.11%. The closest Index available in our look back period is 4.49%.								Loan Review Complete
18451029	XXX	$XXX	NJ	10/XX/2006	Investment	Refinance Cash-out - Debt Consolidation	No	Yes	05/22/2019	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - max prepayment charge for NJ ARM is 0% - note states 2%,2%,2%. Lender is XXX.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
																	EXCEPTION INFO: Late charge not allowed per state (NJ) - max late charge for NJ is 5% - note states 6%								Loan Review Complete
18451028	XXX	$XXX	CA	9/XX/2006	Primary	Purchase	No	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $2,625,054.30 is underdisclosed from calculated Finance Charge of $2,777,713.36 in the amount of $152,659.06.
																	EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 4.110% per the (Approval) however, the lowest index value available in the look-back period is 4.340%.								Loan Review Complete
18451027	XXX	$XXX	VA	9/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $422,442.41 is underdisclosed from calculated Finance Charge of $433,302.79 in the amount of $10,860.38.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.110% per the Approval, however the lowest index value available in the lookback period is 4.340%.								Loan Review Complete
18451026	XXX	$XXX	NH	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.								Loan Review Complete
18451025	XXX	$XXX	CA	8/XX/2006	Investment	Refinance Cash-out - Other			No	No	05/22/2019	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.								Loan Review Complete
18451024	XXX	$XXX	CA	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $403,687.58 is underdisclosed from calculated Finance Charge of $419,301.97 in the amount of $15,614.39.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.11% per the Approval, however the lowest index value available in the lookback period is 4.34%.								Loan Review Complete
18451023	XXX	$XXX	NJ	9/XX/2006	Primary	Purchase	Yes	Yes	05/22/2019	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.40500% is underdisclosed from calculated APR of 7.88790% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $263,940.46 is underdisclosed from calculated Finance Charge of $294,216.84 in the amount of $30,276.38.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.94% per the approval, however the lowest index value available in the lookback period is 4.49%.								Loan Review Complete
18451022	XXX	$XXX	NJ	8/XX/2006	Primary	Refinance Rate/Term	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.51500% is underdisclosed from calculated APR of 7.86610% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $226,783.54 is underdisclosed from calculated Finance Charge of $245,258.07 in the amount of $18,474.53.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.94% per the approval, however the lowest index value available in the lookback period is 4.34%.								Loan Review Complete
18451021	XXX	$XXX	IL	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible on a loan with an interest rate greater than 8%.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (IL) - max prepayment charge for ARM loan is 0% - note states 2%. Lender is XXX, FSB, a Federal Savings Bank, Its Successors and/or Assignees

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.04000% is underdisclosed from calculated APR of 7.43271% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $505,426.45 is underdisclosed from calculated Finance Charge of $543,942.58 in the amount of $38,516.13.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.84% per the (aoproval), however the lowest index value available in the lookback period is 4.34%.								Loan Review Complete
18451020	XXX	$XXX	NY	9/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 5%

[2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Loan with an interest rate greater than 6% contains a prepayment penalty greater than 12 months.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NY) - max prepayment charge for NY ARM/Fixed loan is 0% - note states 2%. Lender is XXX

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $527,214.12 is underdisclosed from calculated Finance Charge of $554,211.27 in the amount of $26,997.15.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.11% per the approval, however the lowest index value available in the lookback period is 4.34%.								Loan Review Complete
18451019	XXX	$XXX	CA	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.14000% is underdisclosed from calculated APR of 7.53549% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure due to the Lender utilizing an index value of 3.940,  per the approval however, the lowest index value available in the look-back period is 4.34%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $229,328.97 is underdisclosed from calculated Finance Charge of $253,545.39 in the amount of $24,216.42.
																	EXCEPTION INFO: Under disclosure due to the Lender utilizing an index value of 3.940, per the approval however, the lowest index value available in the look-back period is 4.34%.								Loan Review Complete
18451018	XXX	$XXX	DC	8/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - District of Columbia Prepayment Penalty: District of Columbia Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 2 months interest calculated on 2/3 of the original balance.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.81000% is underdisclosed from calculated APR of 7.20320% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $711,755.34 is underdisclosed from calculated Finance Charge of $788,965.62 in the amount of $77,210.28.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.940% per the approval, however the lowest index value available in the lookback period is 4.34%, in addition the Final TIL Finance Charge is under-disclosed due to incorrect payment stream between Final TIL and actual TIL calculation.								Loan Review Complete
18451017	XXX	$XXX	TX	8/XX/2006	Investment	Refinance Cash-out - Other			No	No	05/22/2019	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.								Loan Review Complete
18451016	XXX	$XXX	CA	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP expired. 6 months interest maximum charge, note states 2%. Lender is XXX, FSB, A Federal Savings Bank.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $548,680.60 is underdisclosed from calculated Finance Charge of $570,016.26 in the amount of $21,335.66.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.94% per the Approval, however the lowest index value available in the look back period is 4.11%.								Loan Review Complete
18451015	XXX	$XXX	CA	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.45400% is underdisclosed from calculated APR of 7.84859% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $4,360,989.23 is underdisclosed from calculated Finance Charge of $4,819,482.11 in the amount of $458,492.88.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.94% per the approval, however the lowest index value available in the lookback period is 4.34%.								Loan Review Complete
18451014	XXX	$XXX	CA	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.48000% is underdisclosed from calculated APR of 7.87560% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $659,957.69 is underdisclosed from calculated Finance Charge of $689,113.70 in the amount of $29,156.01.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.94% per the loan approval, however the lowest index available in the lookback period is 4.34%

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
18451013	XXX	$XXX	NJ	8/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $309,380.02 is underdisclosed from calculated Finance Charge of $320,474.01 in the amount of $11,093.99.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.94% per the approval, however the lowest index value available in the lookback period is 4.11%.								Loan Review Complete
18451012	XXX	$XXX	TX	8/XX/2006	Investment	Refinance Cash-out - Other			No	No	05/22/2019	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.								Loan Review Complete
18451011	XXX	$XXX	CA	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $734,063.18 is underdisclosed from calculated Finance Charge of $757,437.94 in the amount of $23,374.76.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.94% per the loan approval, however the lowest index value available in the lookback period is 4.11%.								Loan Review Complete
18451010	XXX	$XXX	MA	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

[2] State Compliance - Massachusetts Prepayment Penalty: Massachusetts Prepayment Penalty:  Prepayment penalty not permissible on a partial prepayment.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state of MA - max prepayment charge for OH loan is 3 months interest - note states 2%, 2%, 2%. Lender is XXX, FSB, a Federal Savings Bank.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.46100% is underdisclosed from calculated APR of 7.73880% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.79% per the loan approval document, however the lowest index value available in the look-back period is 4.11%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $260,996.48 is underdisclosed from calculated Finance Charge of $279,718.59 in the amount of $18,722.11.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.79% per the loan approval document, however the lowest index value available in the look-back period is 4.11%.	[1] State Compliance - (State High Cost Provision) Massachusetts High-Cost Loan (Ability to Repay not Verified): Massachusetts High-Cost Loan: Borrower’s ability to repay not verified with reliable documentation.
REVIEWER - CLEARED COMMENT (2019/XX/04): Agree - Recent guidance from OC allows for the state preemption when lender is FSB and there is a presence in state found in file, further review of the file indicates there is a presence in the state, PPP does not exceed 2% and the calculated APR of 7.73880% does not exceed the max threshold of conventional mortgage rate (5.87%) + 2% (7.87%).  PPP should be excluded from P&Fs.

[1] State Compliance - (State High Cost Disclosure) Massachusetts High-Cost Loan (Aggregate Amount Disclosure Not Provided): Massachusetts High-Cost Loan: Aggregate Amount Disclosure not provided to borrower.
REVIEWER - CLEARED COMMENT (2019/XX/04): Agree - Recent guidance from OC allows for the state preemption when lender is FSB and there is a presence in state found in file, further review of the file indicates there is a presence in the state, PPP does not exceed 2% and the calculated APR of 7.73880% does not exceed the max threshold of conventional mortgage rate (5.87%) + 2% (7.87%).  PPP should be excluded from P&Fs.

[1] State Compliance - (State High Cost Disclosure) Massachusetts High-Cost Loan (APR Disclosure Not Provided): Massachusetts High-Cost Loan: APR Disclosure not provided to borrower.
REVIEWER - CLEARED COMMENT (2019/XX/04): Agree - Recent guidance from OC allows for the state preemption when lender is FSB and there is a presence in state found in file, further review of the file indicates there is a presence in the state, PPP does not exceed 2% and the calculated APR of 7.73880% does not exceed the max threshold of conventional mortgage rate (5.87%) + 2% (7.87%).  PPP should be excluded from P&Fs.

[1] State Compliance - (State High Cost Disclosure) Massachusetts High-Cost Loan (Notice to Assignee Not Provided): Massachusetts High-Cost Loan: Creditor did not provide required Notice to Assignee to purchaser or assignee of high-cost loan.
REVIEWER - CLEARED COMMENT (2019/XX/04): Agree - Recent guidance from OC allows for the state preemption when lender is FSB and there is a presence in state found in file, further review of the file indicates there is a presence in the state, PPP does not exceed 2% and the calculated APR of 7.73880% does not exceed the max threshold of conventional mortgage rate (5.87%) + 2% (7.87%).  PPP should be excluded from P&Fs.

[1] State Compliance - (State High Cost Disclosure) Massachusetts High-Cost Loan (Consumer Caution Notice Not Provided): Massachusetts High-Cost Loan:  Consumer Caution Notice not provided to borrower.
REVIEWER - CLEARED COMMENT (2019/XX/04): Agree - Recent guidance from OC allows for the state preemption when lender is FSB and there is a presence in state found in file, further review of the file indicates there is a presence in the state, PPP does not exceed 2% and the calculated APR of 7.73880% does not exceed the max threshold of conventional mortgage rate (5.87%) + 2% (7.87%).  PPP should be excluded from P&Fs.

[1] Anti-Predatory Violation - (State High Cost Disclosure) Massachusetts High-Cost Loan (High Cost Disclosure Not Provided): Massachusetts High-Cost Loan: HOEPA disclosure was not provided to the Borrower.
REVIEWER - CLEARED COMMENT (2019/XX/04): Agree - Recent guidance from OC allows for the state preemption when lender is FSB and there is a presence in state found in file, further review of the file indicates there is a presence in the state, PPP does not exceed 2% and the calculated APR of 7.73880% does not exceed the max threshold of conventional mortgage rate (5.87%) + 2% (7.87%).  PPP should be excluded from P&Fs.

[1] State Compliance - (State High Cost Provision) Massachusetts High-Cost Loan (Negative Amortization Feature): Massachusetts High-Cost Loan:  Mortgage loan contains an impermissible negative amortization feature.
REVIEWER - CLEARED COMMENT (2019/XX/04): Agree - Recent guidance from OC allows for the state preemption when lender is FSB and there is a presence in state found in file, further review of the file indicates there is a presence in the state, PPP does not exceed 2% and the calculated APR of 7.73880% does not exceed the max threshold of conventional mortgage rate (5.87%) + 2% (7.87%).  PPP should be excluded from P&Fs.

[1] State Compliance - (State High Cost Provision) Massachusetts High-Cost Loan (Impermissible Prepayment Penalty): Massachusetts High-Cost Loan: Mortgage loan contains an impermissible prepayment penalty.
REVIEWER - CLEARED COMMENT (2019/XX/04): Agree - Recent guidance from OC allows for the state preemption when lender is FSB and there is a presence in state found in file, further review of the file indicates there is a presence in the state, PPP does not exceed 2% and the calculated APR of 7.73880% does not exceed the max threshold of conventional mortgage rate (5.87%) + 2% (7.87%).  PPP should be excluded from P&Fs.

[1] State Compliance - (State High Cost Disclosure) Massachusetts High-Cost Loan (Shop Around Notice Not on Loan Application): Massachusetts High-Cost Loan: Loan application does not contain required "Shop Around" statement above signature line.
REVIEWER - CLEARED COMMENT (2019/XX/04): Agree - Recent guidance from OC allows for the state preemption when lender is FSB and there is a presence in state found in file, further review of the file indicates there is a presence in the state, PPP does not exceed 2% and the calculated APR of 7.73880% does not exceed the max threshold of conventional mortgage rate (5.87%) + 2% (7.87%).  PPP should be excluded from P&Fs.

[1] State Compliance - (State High Cost Disclosure) Massachusetts High-Cost Loan (High Cost Total Cost Disclosure Not Provided): Massachusetts High-Cost Loan: Total Cost to Borrower Disclosure not provided to borrower.
REVIEWER - CLEARED COMMENT (2019/XX/04): Agree - Recent guidance from OC allows for the state preemption when lender is FSB and there is a presence in state found in file, further review of the file indicates there is a presence in the state, PPP does not exceed 2% and the calculated APR of 7.73880% does not exceed the max threshold of conventional mortgage rate (5.87%) + 2% (7.87%).  PPP should be excluded from P&Fs.

[1] State Compliance - (State High Cost) Massachusetts High-Cost Loan (Points and Fees): Massachusetts Predatory Home Loan Practices Act and Regulations: Points and Fees on subject loan of 6.58900% is in excess of the allowable maximum of the greater of 5.00000% of the Total Loan Amount and $528.00 (2006). Points and Fees total $13,178.00 on a Total Loan Amount of $200,000.00 vs. an allowable total of $10,000.00 and $528.00 (2006) (an overage of $3,178.00 or 1.58900%).  Non-Compliant High Cost Loan.
SELLER - GENERAL COMMENT (2019/XX/04): Disagree with investor.  Loan passes Massachusetts State High Cost points and fees test and is not a Massachusetts High-Cost mortgage loan.  Calculated points and fees total is $9,290 (4.8713%).  This is not a testing defect so no corrective action is required.
BUYER - GENERAL COMMENT (2019/XX/04): Agree - Sent to AMC as the PPP meets State requirements to be excluded from fee testing threshold. Fully indexed rate per AMC's Asset Summary is 7.51% which is easily under the most recently published annual yield on the H15 + 2% and the PPP charged was not more than 2% of the of the amount prepaid per Note in file.
																		REVIEWER - CLEARED COMMENT (2019/XX/04): Agree - Recent guidance from OC allows for the state preemption when lender is FSB and there is a presence in state found in file, further review of the file indicates there is a presence in the state, PPP does not exceed 2% and the calculated APR of 7.73880% does not exceed the max threshold of conventional mortgage rate (5.87%) + 2% (7.87%). PPP should be excluded from P&Fs.							Loan Review Complete
18451009	XXX	$XXX	NJ	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - max prepayment for NJ ARM loan is 0% - note states 2%, 2%, 2%. Lender is XXX, FSB.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.25500% is underdisclosed from calculated APR of 7.54140% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,017,711.97 is underdisclosed from calculated Finance Charge of $1,091,094.75 in the amount of $73,382.78.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.79% per the Approval, however the lowest index value available in the lookback period is 4.11%.								Loan Review Complete
18451008	XXX	$XXX	CA	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.39800% is underdisclosed from calculated APR of 7.69969% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.70% per the loan approval__, however the lowest index value available in the lookback period is 4.11%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $522,702.18 is underdisclosed from calculated Finance Charge of $543,930.18 in the amount of $21,228.00.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.70% per the loan approval__, however the lowest index value available in the lookback period is 4.11%.								Loan Review Complete
18451007	XXX	$XXX	CA	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.70000% is underdisclosed from calculated APR of 7.01056% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $515,480.97 is underdisclosed from calculated Finance Charge of $559,949.82 in the amount of $44,468.85.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.790% per the loan approval, however the lowest index value available in the lookback period is 4.117%.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.								Loan Review Complete
18451006	XXX	$XXX	TX	7/XX/2006	Primary	Purchase	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.40300% is underdisclosed from calculated APR of 7.69550% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $245,279.07 is underdisclosed from calculated Finance Charge of $263,253.06 in the amount of $17,973.99.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.790% per the approval, however the lowest index value available in the lookback period is 4.110%, in addition the Final TIL Finance Charge is under-disclosed due to incorrect payment stream between Final TIL and actual TIL calculation.								Loan Review Complete
18451005	XXX	$XXX	CA	7/XX/2006	Investment	Refinance Rate/Term			No	No	05/22/2019	1			1										Loan Review Complete
18451004	XXX	$XXX	CA	7/XX/2006	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.38000% is underdisclosed from calculated APR of 7.66354% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.79% per the loan approval document, however the lowest index value available in the look-back period is 4.11%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,451,963.58 is underdisclosed from calculated Finance Charge of $1,509,236.03 in the amount of $57,272.45.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.79% per the loan approval document, however the lowest index value available in the look-back period is 4.11%.								Loan Review Complete
18451003	XXX	$XXX	AZ	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 6.68500% is underdisclosed from calculated APR of 6.99708% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.79% per the approval, however the lowest index value available in the look back period is 4.11%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $293,987.65 is underdisclosed from calculated Finance Charge of $319,261.11 in the amount of $25,273.46.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.79% per the approval, however the lowest index value available in the look back period is 4.11%.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18451002	XXX	$XXX	CA	7/XX/2006	Investment	Refinance Cash-out - Debt Consolidation			No	No	05/22/2019	1			1										Loan Review Complete
18451001	XXX	$XXX	WY	7/XX/2006	Investment	Refinance Cash-out - Other			No	No	05/22/2019	1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
18451000	XXX	$XXX	NJ	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $776,393.52 is underdisclosed from calculated Finance Charge of $810,406.39 in the amount of $34,012.87.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.94% per the approval, however the lowest index value available in the lookback period is 4.11%.								Loan Review Complete
18450999	XXX	$XXX	VA	6/XX/2006	Primary	Purchase	No	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $576,924.01 is underdisclosed from calculated Finance Charge of $595,488.97 in the amount of $18,564.96.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.79% per the loan approval however the lowest index value available in the lookback period is 3.94%.								Loan Review Complete
18450998	XXX	$XXX	CA	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $493,397.06 is underdisclosed from calculated Finance Charge of $526,299.60 in the amount of $32,902.54.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.660% per the Approval Document, however the lowest index value available in the lookback period is 3.940%.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18450997	XXX	$XXX	IL	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible on a loan with an interest rate greater than 8%.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.13900% is underdisclosed from calculated APR of 7.39936% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $151,139.13 is underdisclosed from calculated Finance Charge of $155,122.12 in the amount of $3,982.99.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.660% per the Loan Commitment and Approval, however the lowest index value available in the look back period is 3.940%.								Loan Review Complete
18450996	XXX	$XXX	NV	6/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $111,238.15 is underdisclosed from calculated Finance Charge of $116,018.95 in the amount of $4,780.80.
EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 3.660% published 05/XX/2006 per the approval however, the lowest index value available in the look-back period is 3.940%

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.								Loan Review Complete
18450995	XXX	$XXX	CA	6/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.19600% is underdisclosed from calculated APR of 7.49738% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure due to the lender utilizing an index value of 3.66% per the Approval, however the lowest index value available in the lookback period is 3.94%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $649,544.64 is underdisclosed from calculated Finance Charge of $696,916.01 in the amount of $47,371.37.
																	EXCEPTION INFO: Under disclosure due to the lender utilizing an index value of 3.66% per the Approval, however the lowest index value available in the lookback period is 3.94%.								Loan Review Complete
18450994	XXX	$XXX	PA	6/XX/2006	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $159,279.09 is underdisclosed from calculated Finance Charge of $168,882.12 in the amount of $9,603.03.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.660% per the (Approval), however the lowest index value available in the lookback period is 3.940%.								Loan Review Complete
18450993	XXX	$XXX	IL	6/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible on a loan with an interest rate greater than 8%.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $141,765.52 is underdisclosed from calculated Finance Charge of $145,928.75 in the amount of $4,163.23.
																	EXCEPTION INFO: Under disclosure is due to lender utilizing an index val of 3.66% on Approval and the lowest index val. avail. in the lookback is 3.79%.								Loan Review Complete
18450992	XXX	$XXX	CA	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 6.76000% is underdisclosed from calculated APR of 7.01400% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to Lender utilizing an Index of 3.660%, per the Approval, however, the lowest index in the look back is 3.940%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $361,097.06 is underdisclosed from calculated Finance Charge of $384,979.16 in the amount of $23,882.10.
																	EXCEPTION INFO: Under disclosure is due to Lender utilizing an Index of 3.660%, per the Approval, however, the lowest index in the look back is 3.940%.								Loan Review Complete
18450991	XXX	$XXX	CA	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.95600% is underdisclosed from calculated APR of 7.22552% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 3.660% per the (Approval) however, the lowest index value available in the look-back period is 3.940%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $597,442.94 is underdisclosed from calculated Finance Charge of $641,559.74 in the amount of $44,116.80.
																	EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index value of 3.660% per the (Approval) however, the lowest index value available in the look-back period is 3.940%.								Loan Review Complete
18450990	XXX	$XXX	NJ	6/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $261,862.37 is underdisclosed from calculated Finance Charge of $278,218.11 in the amount of $16,355.74.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.65% per the loan approval, however the lowest index available in the lookback period is 3.94%.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18450989	XXX	$XXX	FL	6/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $257,866.81 is underdisclosed from calculated Finance Charge of $265,093.61 in the amount of $7,226.80.
																	EXCEPTION INFO: Under disclosure is due to lender utilizing an index of 3.660%, per the Approval, however, the lowest index in the look back is 3.790%								Loan Review Complete
18450988	XXX	$XXX	MA	6/XX/2006	Investment	Refinance Cash-out - Other	No	Yes	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
																	EXCEPTION INFO: Maximum late charge for state of MA is 3% for 15 days, loan transaction exceeded this by 6% for 10 days.								Loan Review Complete
18450987	XXX	$XXX	IL	6/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible on a loan with an interest rate greater than 8%.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (IL) - prepayment charge not allowed for interest rate greater than 8% - note states ARM Interest Rate Life Max is 11/95%.  Lender is XXX, FSB.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.13000% is underdisclosed from calculated APR of 7.40320% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $323,593.90 is underdisclosed from calculated Finance Charge of $343,931.35 in the amount of $20,337.45.
																	EXCEPTION INFO: Under disclosure due to the lender utilizing an index value of 3.66% per the Approval, however the lowest index value available in the lookback period is 3.94%.								Loan Review Complete
18450986	XXX	$XXX	PA	7/XX/2006	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $445,060.75 is underdisclosed from calculated Finance Charge of $460,982.50 in the amount of $15,921.75.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.94% per the approval, however the lowest index value available in the lookback period is 4.11%.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18450985	XXX	$XXX	IL	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible on a loan with an interest rate greater than 8%.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (IL) -  Prepayment penalty not permissible on a loan with an interest rate greater than 8% - note states max interest rate 11.95%. Lender is XXX.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $185,750.69 is underdisclosed from calculated Finance Charge of $190,435.85 in the amount of $4,685.16.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.66% per the loan approval, however the lowest index value available in the lookback period is 3.79%.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18450984	XXX	$XXX	CA	6/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $313,898.40 is underdisclosed from calculated Finance Charge of $323,188.40 in the amount of $9,290.00.
																	EXCEPTION INFO: Under disclosure is due to Lender utilizing an Index of 3.68%, per the Approval, however, the lowest index in the look back is 3.790%.								Loan Review Complete
18450983	XXX	$XXX	NJ	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $224,114.96 is underdisclosed from calculated Finance Charge of $235,995.97 in the amount of $11,881.01.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.56% per the loan approval, however the lowest index value available in the lookback period is 3.79%.								Loan Review Complete
18450982	XXX	$XXX	NJ	5/XX/2006	Investment	Refinance Cash-out - Other	No	Yes	05/22/2019	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
																	EXCEPTION INFO: Late charge not allowed per state (NJ) - max late charge for NJ is 5% - note states 6%								Loan Review Complete
18450981	XXX	$XXX	CA	6/XX/2006	Investment	Refinance Cash-out - Other	No	No	05/22/2019	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.								Loan Review Complete
18450980	XXX	$XXX	NJ	5/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $220,057.07 is underdisclosed from calculated Finance Charge of $232,130.44 in the amount of $12,073.37.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.56% per the Approval, however the lowest index value available in the lookback period is 3.79%.								Loan Review Complete
18450979	XXX	$XXX	NJ	5/XX/2006	Primary	Purchase	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $213,221.57 is underdisclosed from calculated Finance Charge of $223,903.98 in the amount of $10,682.41.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.56% per the approval, however the lowest index value available in the lookback period is 3.79%.								Loan Review Complete
18450978	XXX	$XXX	VA	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $382,844.05 is underdisclosed from calculated Finance Charge of $406,026.74 in the amount of $23,182.69.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.560% per the (Approval), however the lowest index value available in the lookback period is 3.790%.								Loan Review Complete
18450977	XXX	$XXX	CA	6/XX/2006	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.23900% is underdisclosed from calculated APR of 7.52257% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.56% per the loan approval,  however the lowest index value available in the lookback period is 3.94%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $573,298.37 is underdisclosed from calculated Finance Charge of $614,856.12 in the amount of $41,557.75.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.56% per the loan approval, however the lowest index value available in the lookback period is 3.94%.								Loan Review Complete
18450976	XXX	$XXX	NJ	5/XX/2006	Primary	Purchase	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $366,773.40 is underdisclosed from calculated Finance Charge of $384,872.34 in the amount of $18,098.94.
																	EXCEPTION INFO: TIL Itemization finance charge calculation (not itemized) amount of $2995.20 is an underdisclosure of $353.20 of actual $3348.20. It appears the balance of the under-disclosure is due to a lower Index being used at origination than the 3.79% Index available within the look-back period.								Loan Review Complete
18450975	XXX	$XXX	CA	4/XX/2006	Investment	Refinance Cash-out - Other			No	No	05/22/2019	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.								Loan Review Complete
18450974	XXX	$XXX	CA	6/XX/2006	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 7.03500% is underdisclosed from calculated APR of 7.37110% outside of 0.125% tolerance.

																	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $751,902.60 is underdisclosed from calculated Finance Charge of $791,446.18 in the amount of $39,543.58.								Loan Review Complete
18450973	XXX	$XXX	CA	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $255,712.90 is underdisclosed from calculated Finance Charge of $268,976.99 in the amount of $13,264.09.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.46% per the approval, however the lowest index value available in the lookback period is 3.66%.								Loan Review Complete
18450972	XXX	$XXX	MA	4/XX/2006	Primary	Refinance Rate/Term	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

[2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.

[2] State Compliance - Massachusetts Prepayment Penalty: Massachusetts Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 3 months interest.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $333,168.33 is underdisclosed from calculated Finance Charge of $349,024.76 in the amount of $15,856.43.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.46% per the approval, however the lowest index value available in the lookback period is 3.66%.	[1] State Compliance - (State High Cost Provision) Massachusetts High-Cost Loan (Ability to Repay not Verified): Massachusetts High-Cost Loan: Borrower’s ability to repay not verified with reliable documentation.
REVIEWER - CLEARED COMMENT (2019/XX/04): Agree - Recent guidance from OC allows for the state preemption when lender is FSB and there is a presence in state found in file, further review of the file indicates there is a presence in the state, PPP does not exceed 2% and the calculated APR of 7.35480% does not exceed the max threshold of conventional mortgage rate (5.87%) + 2% (7.87%).  PPP should be excluded from P&Fs.

[1] State Compliance - (State High Cost Disclosure) Massachusetts High-Cost Loan (Aggregate Amount Disclosure Not Provided): Massachusetts High-Cost Loan: Aggregate Amount Disclosure not provided to borrower.
REVIEWER - CLEARED COMMENT (2019/XX/04): Agree - Recent guidance from OC allows for the state preemption when lender is FSB and there is a presence in state found in file, further review of the file indicates there is a presence in the state, PPP does not exceed 2% and the calculated APR of 7.35480% does not exceed the max threshold of conventional mortgage rate (5.87%) + 2% (7.87%).  PPP should be excluded from P&Fs.

[1] State Compliance - (State High Cost Disclosure) Massachusetts High-Cost Loan (APR Disclosure Not Provided): Massachusetts High-Cost Loan: APR Disclosure not provided to borrower.
REVIEWER - CLEARED COMMENT (2019/XX/04): Agree - Recent guidance from OC allows for the state preemption when lender is FSB and there is a presence in state found in file, further review of the file indicates there is a presence in the state, PPP does not exceed 2% and the calculated APR of 7.35480% does not exceed the max threshold of conventional mortgage rate (5.87%) + 2% (7.87%).  PPP should be excluded from P&Fs.

[1] State Compliance - (State High Cost Disclosure) Massachusetts High-Cost Loan (Notice to Assignee Not Provided): Massachusetts High-Cost Loan: Creditor did not provide required Notice to Assignee to purchaser or assignee of high-cost loan.
REVIEWER - CLEARED COMMENT (2019/XX/04): Agree - Recent guidance from OC allows for the state preemption when lender is FSB and there is a presence in state found in file, further review of the file indicates there is a presence in the state, PPP does not exceed 2% and the calculated APR of 7.35480% does not exceed the max threshold of conventional mortgage rate (5.87%) + 2% (7.87%).  PPP should be excluded from P&Fs.

[1] State Compliance - (State High Cost Disclosure) Massachusetts High-Cost Loan (Consumer Caution Notice Not Provided): Massachusetts High-Cost Loan:  Consumer Caution Notice not provided to borrower.
REVIEWER - CLEARED COMMENT (2019/XX/04): Agree - Recent guidance from OC allows for the state preemption when lender is FSB and there is a presence in state found in file, further review of the file indicates there is a presence in the state, PPP does not exceed 2% and the calculated APR of 7.35480% does not exceed the max threshold of conventional mortgage rate (5.87%) + 2% (7.87%).  PPP should be excluded from P&Fs.

[1] Anti-Predatory Violation - (State High Cost Disclosure) Massachusetts High-Cost Loan (High Cost Disclosure Not Provided): Massachusetts High-Cost Loan: HOEPA disclosure was not provided to the Borrower.
REVIEWER - CLEARED COMMENT (2019/XX/04): Agree - Recent guidance from OC allows for the state preemption when lender is FSB and there is a presence in state found in file, further review of the file indicates there is a presence in the state, PPP does not exceed 2% and the calculated APR of 7.35480% does not exceed the max threshold of conventional mortgage rate (5.87%) + 2% (7.87%).  PPP should be excluded from P&Fs.

[1] State Compliance - (State High Cost Provision) Massachusetts High-Cost Loan (Negative Amortization Feature): Massachusetts High-Cost Loan:  Mortgage loan contains an impermissible negative amortization feature.
REVIEWER - CLEARED COMMENT (2019/XX/04): Agree - Recent guidance from OC allows for the state preemption when lender is FSB and there is a presence in state found in file, further review of the file indicates there is a presence in the state, PPP does not exceed 2% and the calculated APR of 7.35480% does not exceed the max threshold of conventional mortgage rate (5.87%) + 2% (7.87%).  PPP should be excluded from P&Fs.

[1] State Compliance - (State High Cost Provision) Massachusetts High-Cost Loan (Impermissible Prepayment Penalty): Massachusetts High-Cost Loan: Mortgage loan contains an impermissible prepayment penalty.
REVIEWER - CLEARED COMMENT (2019/XX/04): Agree - Recent guidance from OC allows for the state preemption when lender is FSB and there is a presence in state found in file, further review of the file indicates there is a presence in the state, PPP does not exceed 2% and the calculated APR of 7.35480% does not exceed the max threshold of conventional mortgage rate (5.87%) + 2% (7.87%).  PPP should be excluded from P&Fs.

[1] State Compliance - (State High Cost Disclosure) Massachusetts High-Cost Loan (Shop Around Notice Not on Loan Application): Massachusetts High-Cost Loan: Loan application does not contain required "Shop Around" statement above signature line.
REVIEWER - CLEARED COMMENT (2019/XX/04): Agree - Recent guidance from OC allows for the state preemption when lender is FSB and there is a presence in state found in file, further review of the file indicates there is a presence in the state, PPP does not exceed 2% and the calculated APR of 7.35480% does not exceed the max threshold of conventional mortgage rate (5.87%) + 2% (7.87%).  PPP should be excluded from P&Fs.

[1] State Compliance - (State High Cost Disclosure) Massachusetts High-Cost Loan (High Cost Total Cost Disclosure Not Provided): Massachusetts High-Cost Loan: Total Cost to Borrower Disclosure not provided to borrower.
REVIEWER - CLEARED COMMENT (2019/XX/04): Agree - Recent guidance from OC allows for the state preemption when lender is FSB and there is a presence in state found in file, further review of the file indicates there is a presence in the state, PPP does not exceed 2% and the calculated APR of 7.35480% does not exceed the max threshold of conventional mortgage rate (5.87%) + 2% (7.87%).  PPP should be excluded from P&Fs.

[1] State Compliance - (State High Cost) Massachusetts High-Cost Loan (Points and Fees): Massachusetts Predatory Home Loan Practices Act and Regulations: Points and Fees on subject loan of 6.71361% is in excess of the allowable maximum of the greater of 5.00000% of the Total Loan Amount and $528.00 (2006). Points and Fees total $17,455.38 on a Total Loan Amount of $260,000.00 vs. an allowable total of $13,000.00 and $528.00 (2006) (an overage of $4,455.38 or 1.71361%).  Non-Compliant High Cost Loan.
SELLER - GENERAL COMMENT (2019/XX/04): Disagree with investor.  Loan passes Massachusetts State High Cost points and fees test and is not a Massachusetts High-Cost mortgage loan.  Calculated points and fees total is $12,305 (4.9947%).  This is not a testing defect so no corrective action is required.
BUYER - GENERAL COMMENT (2019/XX/04): Agree - Sent to AMC as the PPP meets State requirements to be excluded from fee testing threshold. Fully indexed rate per AMC's Asset Summary is 7.11% which is easily under the most recently published annual yield on the H15 + 2% and the PPP charged was not more than 2% of the of the amount prepaid per Note in file.
																		REVIEWER - CLEARED COMMENT (2019/XX/04): Agree - Recent guidance from OC allows for the state preemption when lender is FSB and there is a presence in state found in file, further review of the file indicates there is a presence in the state, PPP does not exceed 2% and the calculated APR of 7.35480% does not exceed the max threshold of conventional mortgage rate (5.87%) + 2% (7.87%). PPP should be excluded from P&Fs.							Loan Review Complete
18450971	XXX	$XXX	FL	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $301,014.65 is underdisclosed from calculated Finance Charge of $316,956.73 in the amount of $15,942.08.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.46% per the loan approval document, however the lowest index value available in the look-back period is 3.66%.								Loan Review Complete
18450970	XXX	$XXX	MA	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

[2] State Compliance - Massachusetts Prepayment Penalty: Massachusetts Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 3 months interest.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $289,860.63 is underdisclosed from calculated Finance Charge of $303,467.55 in the amount of $13,606.92.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.460% per the approval, however the lowest index value available in the lookback period is 3.660%, in addition the Final TIL Finance Charge is under-disclosed due to incorrect payment stream between Final TIL and actual TIL calculation.								Loan Review Complete
18450969	XXX	$XXX	CA	4/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	No	05/22/2019	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $237,782.11 is underdisclosed from calculated Finance Charge of $250,240.98 in the amount of $12,458.87.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.46% per the loan approval, however the lowest index value available in the lookback period is 3.66%.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18450968	XXX	$XXX	CO	4/XX/2006	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $264,423.42 is underdisclosed from calculated Finance Charge of $278,935.23 in the amount of $14,511.81.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.460% per the approval, however the lowest index value available in the lookback period is 3.66%.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18450967	XXX	$XXX	FL	6/XX/2006	Second Home	Refinance Cash-out - Other	No	No	05/22/2019	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $355,812.98 is underdisclosed from calculated Finance Charge of $367,622.36 in the amount of $11,809.38.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.66% per the approval, however the lowest index value available in the lookback period is 3.79%.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
18450966	XXX	$XXX	NJ	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment penalty not allowed per state (NJ). No prepayment penalty allowed-Note states 2%, 2%, 2%. Lender is XXX.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $472,931.02 is underdisclosed from calculated Finance Charge of $483,846.04 in the amount of $10,915.02.
																	EXCEPTION INFO: The approval indicates Lender used Index of 3.46%. The closest Index available in our look back period is 3.56%.								Loan Review Complete
18450965	XXX	$XXX	CA	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $545,593.38 is underdisclosed from calculated Finance Charge of $574,096.74 in the amount of $28,503.36.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.46% per the loan approval document, however the lowest index value available in the look-back period is 3.66%.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18450964	XXX	$XXX	NJ	3/XX/2006	Primary	Purchase	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $459,225.52 is underdisclosed from calculated Finance Charge of $483,932.99 in the amount of $24,707.47.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.36% per loan approval document, however the lowest index value available in the lookback period is 3.56%								Loan Review Complete
18450963	XXX	$XXX	NJ	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $339,367.78 is underdisclosed from calculated Finance Charge of $355,593.67 in the amount of $16,225.89.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.36% per the approval, however the lowest index value available in the lookback period is 3.56%.								Loan Review Complete
18450962	XXX	$XXX	CA	3/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $300,969.52 is underdisclosed from calculated Finance Charge of $313,315.23 in the amount of $12,345.71.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.36% per the Loan Approval, however the lowest index value available in the look back period is 3.56%. Lender did not itemize prepaid finance charges.								Loan Review Complete
18450961	XXX	$XXX	NJ	3/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: Subject 3/XX/2006 Note reflects 2% PPP on amount prepaid over $5000 in any one month period, which is not permissible in the state of NJ which does not allow PPP.  (expired)

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,254,127.72 is underdisclosed from calculated Finance Charge of $1,310,914.27 in the amount of $56,786.55.
																	EXCEPTION INFO: It appears a lower Index was used at origination than the 3.560% Index available within the look-back period. (TIL Itemization missing from file).								Loan Review Complete
18450960	XXX	$XXX	FL	3/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $189,382.76 is underdisclosed from calculated Finance Charge of $197,902.06 in the amount of $8,519.30.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.36% per the approval, however the lowest index value available in the lookback period is 3.56%.								Loan Review Complete
18450959	XXX	$XXX	NY	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds 2% maximum per state(NY).

[2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Loan with an interest rate greater than 6% contains a prepayment penalty greater than 12 months.
EXCEPTION INFO: PPP expired. Lender is XXX, FSB, A Federal Savings Bank.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $759,543.35 is underdisclosed from calculated Finance Charge of $799,013.02 in the amount of $39,469.67.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.36% per the approval, however the lowest index value available in the lookback period is 3.56%.								Loan Review Complete
18450958	XXX	$XXX	NJ	2/XX/2006	Primary	Purchase	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $274,877.09 is underdisclosed from calculated Finance Charge of $280,990.69 in the amount of $6,113.60.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.36% per the approval, however the lowest index value available in the lookback period is 3.46%.								Loan Review Complete
18450957	XXX	$XXX	MD	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Loan contains an impermissible prepayment penalty of greater than 2 months interest calculated on 2/3 of the original balance.
EXCEPTION INFO: PPP Expired.  No prepayment penalty allowed per MD state law

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $413,314.90 is underdisclosed from calculated Finance Charge of $423,873.06 in the amount of $10,558.16.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.360% per the Loan Commitment and Approval, however the lowest index value available in the look back period is 3.460%.								Loan Review Complete
18450956	XXX	$XXX	FL	3/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $291,366.55 is underdisclosed from calculated Finance Charge of $297,499.44 in the amount of $6,132.89.
EXCEPTION INFO: Approval indicates the Index used was 3.36%. The closest Index available in our look back period is 3.46%.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
18450955	XXX	$XXX	FL	3/XX/2006	Second Home	Purchase	No	No	05/22/2019	2	2	[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 6.78800% is underdisclosed from calculated APR of 7.05360% outside of 0.125% tolerance.
EXCEPTION INFO: Approval indicates the Index used is 3.24%. The closest Index available in our look back period is 3.56%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $128,856.70 is underdisclosed from calculated Finance Charge of $138,342.50 in the amount of $9,485.80.
																	EXCEPTION INFO: Approval indicates the Index used is 3.24%. The closest Index available in our look back period is 3.56%.								Loan Review Complete
18450954	XXX	$XXX	NJ	3/XX/2006	Primary	Purchase	No	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state of NJ - max prepayment charge for NJ loan is 0% - note states 2%, 2%, 2%. Lender is XXX, FSB, a Federal Savings Bank.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $414,008.76 is underdisclosed from calculated Finance Charge of $432,956.14 in the amount of $18,947.38.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.24% per the loan approval document, however the lowest index value available in the look-back period is 3.46%.								Loan Review Complete
18450953	XXX	$XXX	NJ	3/XX/2006	Primary	Refinance Rate/Term	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - Prepayment in full of a mortgage loan may be made at any time without penalty - note states 2% of the amount of prepayment that exceeds $5000 in a calendar month.  Lender is XXX.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.69700% is underdisclosed from calculated APR of 6.98500% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.24% per the loan approval, however the lowest index value available in the lookback period is 3.56%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $274,016.42 is underdisclosed from calculated Finance Charge of $294,958.54 in the amount of $20,942.12.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.24% per the loan approval, however the lowest index value available in the lookback period is 3.56%.								Loan Review Complete
18450952	XXX	$XXX	IL	2/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible on a loan with an interest rate greater than 8%.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (IL) - max prepayment charge for ARM loan is 0% - note states 2%. Lender is XXX, FSB, a Federal Savings Bank, Its Successors and/or Assignees

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $325,595.54 is underdisclosed from calculated Finance Charge of $344,681.28 in the amount of $19,085.74.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.24 percent per the approval, however, the lowest index value available in the lookback period was 3.46 percent.								Loan Review Complete
18450951	XXX	$XXX	IL	2/XX/2006	Primary	Refinance Rate/Term	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible on a loan with an interest rate greater than 8%.
EXCEPTION INFO: PPP expired. Lender is XXX, FSB, A Federal Savings Bank.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $306,227.12 is underdisclosed from calculated Finance Charge of $324,146.44 in the amount of $17,919.32.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.24% per the approval, however the lowest index value available in the lookback period is 3.46%.								Loan Review Complete
18450950	XXX	$XXX	VA	2/XX/2006	Primary	Purchase	No	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $352,284.81 is underdisclosed from calculated Finance Charge of $369,816.02 in the amount of $17,531.21.
																	EXCEPTION INFO: Approval indicates the Index used was 3.24%. The lowest Index available within the look-back period is 3.46%.								Loan Review Complete
18450949	XXX	$XXX	CA	2/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,802,265.37 is underdisclosed from calculated Finance Charge of $1,859,586.72 in the amount of $57,321.35.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.24% per the loan approval document, however the lowest index value available in the look-back period is 3.36%.								Loan Review Complete
18450948	XXX	$XXX	FL	2/XX/2006	Primary	Purchase	No	No	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $289,781.92 is underdisclosed from calculated Finance Charge of $304,461.62 in the amount of $14,679.70.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.24% per the loan approval, however the lowest index value available in the lookback period is 3.46%								Loan Review Complete
18450947	XXX	$XXX	CA	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $512,768.36 is underdisclosed from calculated Finance Charge of $526,352.70 in the amount of $13,584.34.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.240% per the approval, however the lowest index value available in the lookback period is 3.36%								Loan Review Complete
18450946	XXX	$XXX	NJ	3/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired.  No prepayment penalties are permissible in the state of New Jersey

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $264,931.17 is underdisclosed from calculated Finance Charge of $270,781.61 in the amount of $5,850.44.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.36% per the Loan Approval, however the lowest index value available in the look back period is 3.46%.								Loan Review Complete
18450945	XXX	$XXX	CA	2/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $577,467.78 is underdisclosed from calculated Finance Charge of $609,118.32 in the amount of $31,650.54.
EXCEPTION INFO: Approval reflects Index used was 3.14%. The closest Index available in our look back period is 3.36%.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.								Loan Review Complete
18450944	XXX	$XXX	AZ	2/XX/2006	Investment	Refinance Cash-out - Debt Consolidation	No	No	No	05/22/2019	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.

[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Investment)

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.								Loan Review Complete
18450943	XXX	$XXX	CT	2/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: Prepayment penalty not permissible by state law under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state of CT - max prepayment charge for CT loan is 0% - note states 2%, 2%, 2%. Lender is XXX, FSB.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $292,658.89 is underdisclosed from calculated Finance Charge of $310,440.86 in the amount of $17,781.97.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.14% per the loan approval document, however the lowest index value available in the look-back period is 3.36%.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
18450942	XXX	$XXX	CA	2/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $222,403.96 is underdisclosed from calculated Finance Charge of $235,555.90 in the amount of $13,151.94.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.14% per the (approval), however the lowest index value available in the lookback period is 3.36%								Loan Review Complete
18450941	XXX	$XXX	CA	1/XX/2006	Primary	Purchase	No	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $569,942.38 is underdisclosed from calculated Finance Charge of $605,133.51 in the amount of $35,191.13.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.140% per the approval, however the lowest index value available in the lookback period is 3.360%, in addition the Final TIL Finance Charge is under-disclosed due to incorrect payment stream between Final TIL and actual TIL calculation.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
18450940	XXX	$XXX	NJ	1/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $170,357.87 is underdisclosed from calculated Finance Charge of $179,277.17 in the amount of $8,919.30.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.14% per the approval, however the lowest index value available in the lookback period is 3.36%.								Loan Review Complete
18450939	XXX	$XXX	CA	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $474,167.21 is underdisclosed from calculated Finance Charge of $503,454.21 in the amount of $29,287.00.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.14% per the approval, however the lowest index value available in the lookback period is 3.36%.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18450938	XXX	$XXX	WA	1/XX/2006	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $351,139.32 is underdisclosed from calculated Finance Charge of $371,552.52 in the amount of $20,413.20.
																	EXCEPTION INFO: Approval indicates the Index used was 3.14%. The closest Index available in our look back period is 3.36%.								Loan Review Complete
18450937	XXX	$XXX	CA	1/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $382,328.78 is underdisclosed from calculated Finance Charge of $404,917.40 in the amount of $22,588.62.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.14% per the (approval), however the lowest index value available in the lookback period is 3.36%								Loan Review Complete
18450936	XXX	$XXX	IL	1/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible on a loan with an interest rate greater than 8%.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $271,834.30 is underdisclosed from calculated Finance Charge of $286,047.56 in the amount of $14,213.26.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.14% per the loan approval document, however the lowest index value available in the look-back period is 3.36%.								Loan Review Complete
18450935	XXX	$XXX	NJ	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: 01/XX/2006 Note reflects 36 months PPP of 2% of amount prepaid above $5000 in any one month period, which is not allowed in the state of NJ indicating no PPP.  (expired)

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $347,094.20 is underdisclosed from calculated Finance Charge of $365,557.08 in the amount of $18,462.88.
																	EXCEPTION INFO: It appears a lower Index was used at origination than the 3.360% Index available within the look-back period. It is noted that the TIL Itemization finance charge total of $2367.64 is a positive variance from $2100.06 actual.								Loan Review Complete
18450934	XXX	$XXX	CA	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $354,955.02 is underdisclosed from calculated Finance Charge of $376,136.22 in the amount of $21,181.20.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3,14 per the Loan Approval, however the lowest index value available in the look back period is 3.36%.  Lender did not itemize prepaid finance charges

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18450933	XXX	$XXX	CA	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $750,777.35 is underdisclosed from calculated Finance Charge of $789,703.50 in the amount of $38,926.15.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.060% per the approval, however the lowest index value available in the lookback period is 3.24%								Loan Review Complete
18450932	XXX	$XXX	CA	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $346,145.04 is underdisclosed from calculated Finance Charge of $362,979.42 in the amount of $16,834.38.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.06% per the approval, however the lowest index value available in the lookback period is 3.24%.								Loan Review Complete
18450931	XXX	$XXX	NJ	1/XX/2006	Primary	Refinance Rate/Term	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $722,818.66 is underdisclosed from calculated Finance Charge of $754,562.30 in the amount of $31,743.64.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.060% per the loan approval, however the lowest index value available in the lookback period is 3.24%.								Loan Review Complete
18450930	XXX	$XXX	IL	1/XX/2006	Primary	Purchase	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible on a loan with an interest rate greater than 8%.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $274,263.39 is underdisclosed from calculated Finance Charge of $287,377.35 in the amount of $13,113.96.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.060% per the approval, however the lowest index value available in the lookback period is 3.24%.								Loan Review Complete
18450929	XXX	$XXX	NJ	12/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $256,773.24 is underdisclosed from calculated Finance Charge of $268,235.68 in the amount of $11,462.44.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.06% per the approval, however the lowest index value available in the lookback period is 3.24%.								Loan Review Complete
18450928	XXX	$XXX	NJ	12/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $287,460.79 is underdisclosed from calculated Finance Charge of $299,868.33 in the amount of $12,407.54.
																	EXCEPTION INFO: The approval indicates Lender used Index of 3.06%. The closest Index available in our look back period is 3.24%.								Loan Review Complete
18450927	XXX	$XXX	NJ	1/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $283,504.93 is underdisclosed from calculated Finance Charge of $296,993.49 in the amount of $13,488.56.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.06 percent per the approval, however, the lowest index value available in the lookback period was 3.24 percent.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18450926	XXX	$XXX	NJ	12/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $243,336.60 is underdisclosed from calculated Finance Charge of $255,153.20 in the amount of $11,816.60.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.06% per the loan approval document, however the lowest index value available in the look-back period is 3.24%.								Loan Review Complete
18450925	XXX	$XXX	CA	12/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	No	05/22/2019	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $191,575.48 is underdisclosed from calculated Finance Charge of $200,453.54 in the amount of $8,878.06.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.06% per the approval, however the lowest index value available in the lookback period is 3.24%.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18450924	XXX	$XXX	CA	11/XX/2005	Primary	Purchase	No	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $909,046.13 is underdisclosed from calculated Finance Charge of $951,631.51 in the amount of $42,585.38.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.97% per the loan approval, however the lowest index value available in the lookback period is 3.14%								Loan Review Complete
18450923	XXX	$XXX	NJ	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $261,172.86 is underdisclosed from calculated Finance Charge of $273,256.50 in the amount of $12,083.64.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.97% per the Loan Approval, however the lowest index value available in the look back period is 3.14%.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18450922	XXX	$XXX	OR	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.

[2] State Compliance - Oregon Prepayment Penalty Loan Agreement: Oregon Prepayment Penalty: Loan agreement does not contain required prepayment penalty language specified in the statute.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $311,728.92 is underdisclosed from calculated Finance Charge of $321,469.79 in the amount of $9,740.87.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.240% per the approval, however the lowest index value available in the lookback period is 3.36%								Loan Review Complete
18450921	XXX	$XXX	NJ	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment penalty not allowed per state (NJ). No prepayment penalty allowed-Note states 2%, 2%, 2%. Lender is XXX.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $300,316.10 is underdisclosed from calculated Finance Charge of $319,949.69 in the amount of $19,633.59.
																	EXCEPTION INFO: The approval indicates Lender used Index of 2.97%. The closest Index available in our look back period is 3.24%.								Loan Review Complete
18450920	XXX	$XXX	NJ	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $168,757.79 is underdisclosed from calculated Finance Charge of $175,642.40 in the amount of $6,884.61.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.97% per the approval, however the lowest index value available in the lookback period is 3.14%.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18450919	XXX	$XXX	FL	11/XX/2005	Second Home	Purchase			No	No	05/22/2019	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.								Loan Review Complete
18450918	XXX	$XXX	NJ	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $190,215.24 is underdisclosed from calculated Finance Charge of $194,120.17 in the amount of $3,904.93.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.97% per the approval, however the lowest index value available in the lookback period is 3.06%.								Loan Review Complete
18450917	XXX	$XXX	FL	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $387,492.37 is underdisclosed from calculated Finance Charge of $405,529.19 in the amount of $18,036.82.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.97% per the loan approval document, however the lowest index value available in the look-back period is 3.14%.								Loan Review Complete
18450916	XXX	$XXX	CA	12/XX/2005	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.64500% is underdisclosed from calculated APR of 5.92920% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $219,867.50 is underdisclosed from calculated Finance Charge of $234,102.80 in the amount of $14,235.30.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.89% per the (approval), however the lowest index value available in the lookback period is 3.24%.								Loan Review Complete
18450915	XXX	$XXX	FL	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $385,573.79 is underdisclosed from calculated Finance Charge of $403,561.61 in the amount of $17,987.82.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.890% per the approval, however the lowest index value available in the lookback period is 3.060%, in addition the Final TIL Finance Charge is under-disclosed due to incorrect payment stream between Final TIL and actual TIL calculation.								Loan Review Complete
18450914	XXX	$XXX	NJ	11/XX/2005	Second Home	Refinance Cash-out - Debt Consolidation	No	Yes	05/22/2019	2	2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home)

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $195,474.34 is underdisclosed from calculated Finance Charge of $203,396.77 in the amount of $7,922.43.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.970% per the approval, however the lowest index value available in the lookback period is 3.14%								Loan Review Complete
18450913	XXX	$XXX	TX	11/XX/2005	Investment	Refinance Cash-out - Debt Consolidation			No	No	05/22/2019	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.								Loan Review Complete
18450912	XXX	$XXX	TX	11/XX/2005	Investment	Refinance Cash-out - Other	No	No	05/22/2019	2	2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.	[1] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
REVIEWER - CLEARED COMMENT (2019/XX/11): Documentation in file suggests loan closed as an investment property.

[1] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
REVIEWER - CLEARED COMMENT (2019/XX/11): Documentation in file suggests loan closed as an investment property.

[1] Federal Compliance - Disparity in Occupancy - High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Investment)
EXCEPTION INFO: The loan approval and page 1 of the 1003 indicate the loan is an investment, but the declarations section of the final 1003 states the borrower intends to occupy the subject property as their primary residence. Loan passes high cost testing as a primary residence, but would fail TX 50(a)(6) testing when tested as a primary residence.
BUYER - GENERAL COMMENT (2019/XX/23): Please run as primary residence as most conservative approach.
REVIEWER - CLEARED COMMENT (2019/XX/23): Loan tested as primary residence per client request.
REVIEWER - RE-OPEN COMMENT (2019/XX/11): Additional documentation provided to support loan closed as an investment property. However application still provides conflicting information.
REVIEWER - CLEARED COMMENT (2019/XX/11): Not High Cost

[1] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver
REVIEWER - CLEARED COMMENT (2019/XX/11): no longer applicable.

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005
REVIEWER - CLEARED COMMENT (2019/XX/11): Documentation in file suggests loan closed as an investment property.

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.
REVIEWER - CLEARED COMMENT (2019/XX/11): Documentation in file suggests loan closed as an investment property.

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Security instrument does not disclose that the loan is a TX Home Equity/50(a)(6) Loan.
REVIEWER - CLEARED COMMENT (2019/XX/11): Documentation in file suggests loan closed as an investment property.

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
REVIEWER - CLEARED COMMENT (2019/XX/11): Documentation in file suggests loan closed as an investment property.

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
REVIEWER - CLEARED COMMENT (2019/XX/11): Documentation in file suggests loan closed as an investment property.

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
REVIEWER - CLEARED COMMENT (2019/XX/11): Documentation in file suggests loan closed as an investment property.

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6):  Fannie Mae forms not used for closing of home equity loan.
REVIEWER - CLEARED COMMENT (2019/XX/11): Documentation in file suggests loan closed as an investment property.

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
REVIEWER - CLEARED COMMENT (2019/XX/11): Documentation in file suggests loan closed as an investment property.

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Negative Amortization Feature): Texas Constitution Section 50(a)(6): Mortgage loan contains impermissible negative amortization feature.
REVIEWER - CLEARED COMMENT (2019/XX/11): Documentation in file suggests loan closed as an investment property.

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.92322% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $3,465.95 on an Original Principal Loan Amount of $70,400.00 vs. an allowable total of $2,112.00 (an overage of $1,353.95 or 1.92322%.)
REVIEWER - CLEARED COMMENT (2019/XX/11): Documentation in file suggests loan closed as an investment property.

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Impermissible Prepayment Penalty): Texas Constitution Section 50(a)(6): Mortgage loan contains an impermissible prepayment penalty.
REVIEWER - CLEARED COMMENT (2019/XX/11): Documentation in file suggests loan closed as an investment property.

[1] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $100,010.24 is underdisclosed from calculated Finance Charge of $104,481.03 in the amount of $4,470.79.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.89% per the loan approval, however the lowest index value available in the lookback period is 3.06%.
REVIEWER - CLEARED COMMENT (2019/XX/11): Documentation in file suggests loan closed as an investment property.

[1] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		REVIEWER - CLEARED COMMENT (2019/XX/11): Documentation in file suggests loan closed as an investment property.							Loan Review Complete
18450911	XXX	$XXX	CA	12/XX/2005	Primary	Purchase	No	No	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $655,410.51 is underdisclosed from calculated Finance Charge of $700,747.67 in the amount of $45,337.16.
																	EXCEPTION INFO: Approval indicates the Index used is 2.89%. The closest Index available in our look back period is 3.14%.								Loan Review Complete
18450910	XXX	$XXX	NJ	11/XX/2005	Primary	Purchase	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state of NJ - max prepayment charge for NJ loan is 0% - note states 2%, 2%, 2%. Lender is XXX, FSB, a Federal Savings Bank.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $430,558.69 is underdisclosed from calculated Finance Charge of $456,337.32 in the amount of $25,778.63.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.89% per the loan approval document, however the lowest index value available in the look-back period is 3.14%.								Loan Review Complete
18450909	XXX	$XXX	NJ	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $226,635.86 is underdisclosed from calculated Finance Charge of $237,161.25 in the amount of $10,525.39.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.89% per the approval, however the lowest index value available in the lookback period is 3.06%.								Loan Review Complete
18450908	XXX	$XXX	NJ	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $193,281.39 is underdisclosed from calculated Finance Charge of $201,167.41 in the amount of $7,886.02.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.89% per the Loan Approval, however the lowest index value available in the look back period is 3.06%. Lender did not itemize prepaid finance charges.								Loan Review Complete
18450907	XXX	$XXX	CA	11/XX/2005	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $463,859.89 is underdisclosed from calculated Finance Charge of $493,573.66 in the amount of $29,713.77.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.610% per the Loan Commitment and Approval, however the lowest index value available in the look back period is 3.14%.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18450906	XXX	$XXX	NJ	10/XX/2005	Second Home	Refinance Cash-out - Other	No	Yes	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,093,650.74 is underdisclosed from calculated Finance Charge of $1,144,818.53 in the amount of $51,167.79.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.89% per the approval, however the lowest index value available in the lookback period is 3.06%.								Loan Review Complete
18450905	XXX	$XXX	FL	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $646,514.19 is underdisclosed from calculated Finance Charge of $660,466.49 in the amount of $13,952.30.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.89% per the approval, however the lowest index value available in the lookback period is 2.97%								Loan Review Complete
18450904	XXX	$XXX	FL	10/XX/2005	Investment	Refinance Cash-out - Other	No	No	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
																	EXCEPTION INFO: Maximum customary late charge for state of Florida is 5% for 15 days, Note exceeded this at 6% for 15 days.								Loan Review Complete
18450903	XXX	$XXX	NJ	10/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state of NJ - max prepayment charge for NJ loan is 0% - note states 2%. Lender is XXX, FSB.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $363,102.25 is underdisclosed from calculated Finance Charge of $379,737.99 in the amount of $16,635.74.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.89% per the loan approval document, however the lowest index value available in the look-back period is 3.06%.								Loan Review Complete
18450902	XXX	$XXX	CA	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $436,146.73 is underdisclosed from calculated Finance Charge of $448,925.86 in the amount of $12,779.13.
																	EXCEPTION INFO: Under disclosure due to lender utilizing an index of 2.89% on the approval and the lowest index available in the lookback is 2.97%								Loan Review Complete
18450901	XXX	$XXX	FL	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $351,079.15 is underdisclosed from calculated Finance Charge of $364,986.08 in the amount of $13,906.93.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.89% per the loan approval document, however the lowest index value available in the look-back period is 3.06%.								Loan Review Complete
18450900	XXX	$XXX	AZ	10/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $178,321.39 is underdisclosed from calculated Finance Charge of $186,409.98 in the amount of $8,088.59.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.89% per the (approval), however the lowest index value available in the lookback period is 3.06%.								Loan Review Complete
18450899	XXX	$XXX	NJ	10/XX/2005	Primary	Purchase	No	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $573,560.79 is underdisclosed from calculated Finance Charge of $597,588.91 in the amount of $24,028.12.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.890% per the Approval, however the lowest index value available in the lookback period is 3.0600%.								Loan Review Complete
18450898	XXX	$XXX	CA	11/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $341,036.95 is underdisclosed from calculated Finance Charge of $358,263.75 in the amount of $17,226.80.
EXCEPTION INFO: TIL Itemization does not provide a breakdown of charges, however the total finance charge reflected $1059.35 is an underdisclosure of $791.13 of actual $1850.48;  Additionally It appears a lower Index was used at origination than the 3.140% Index available within the look-back period.

[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
																	EXCEPTION INFO: Final TIL document date 11/XX/2005, with signature date 11/XX/2005. Right to Cancel executed 11/XX/2005 with transaction date as 11/XX/2005.								Loan Review Complete
18450897	XXX	$XXX	NY	11/XX/2005	Primary	Purchase	No	No	05/22/2019	2	2	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds 2% maximum per state (NY)

[2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Loan with an interest rate greater than 6% contains a prepayment penalty greater than 12 months.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NY) - max prepayment charge for ARM loan is 12 months - note states 36 months. Lender is XXX.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.29600% is underdisclosed from calculated APR of 6.54860% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $393,317.99 is underdisclosed from calculated Finance Charge of $420,474.84 in the amount of $27,156.85.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.780% per the approval, however the lowest index value available in the lookback period is 3.060%								Loan Review Complete
18450896	XXX	$XXX	TX	10/XX/2005	Second Home	Purchase	No	No	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $114,341.79 is underdisclosed from calculated Finance Charge of $120,193.90 in the amount of $5,852.11.
																	EXCEPTION INFO: Approval indicates Index used is 2.78%. The closest Index available in our look back period is 2.97%.								Loan Review Complete
18450895	XXX	$XXX	TX	9/XX/2005	Primary	Purchase	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.29500% is underdisclosed from calculated APR of 6.55326% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $224,353.84 is underdisclosed from calculated Finance Charge of $241,590.49 in the amount of $17,236.65.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.780% per the Approval, however the lowest index value available in the lookback period is 3.06%.								Loan Review Complete
18450894	XXX	$XXX	TX	8/XX/2005	Investment	Refinance Cash-out - Other			No	No	05/22/2019	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005.								Loan Review Complete
18450893	XXX	$XXX	OH	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $123,493.37 is underdisclosed from calculated Finance Charge of $129,078.15 in the amount of $5,584.78.
EXCEPTION INFO: Approval indicates Index used is 2.658%. The closest Index available in our look back period is 2.832%.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18450892	XXX	$XXX	CA	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	05/22/2019	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $402,599.98 is underdisclosed from calculated Finance Charge of $423,363.09 in the amount of $20,763.11.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.7% per the approval, however the lowest index value available in the lookback period is 2.89%.								Loan Review Complete
18450891	XXX	$XXX	CA	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $283,410.28 is underdisclosed from calculated Finance Charge of $290,125.40 in the amount of $6,715.12.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.970% per the approval, however the lowest index value available in the lookback period is 3.060%								Loan Review Complete
18450890	XXX	$XXX	CA	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $311,166.27 is underdisclosed from calculated Finance Charge of $317,137.84 in the amount of $5,971.57.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.70% per the approval, however the lowest index value available in the lookback period is 2.78%, in addition the Final TIL Finance Charge is under-disclosed due to incorrect payment stream between Final TIL and actual TIL calculation.								Loan Review Complete
18450889	XXX	$XXX	CA	7/XX/2005	Investment	Refinance Cash-out - Debt Consolidation	No	No	05/22/2019	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.								Loan Review Complete
18450888	XXX	$XXX	CA	7/XX/2005	Primary	Purchase	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
18450887	XXX	$XXX	AZ	12/XX/2005	Primary	Purchase	No	No	No	05/22/2019	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.11300% is underdisclosed from calculated APR of 6.66050% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $271,149.70 is underdisclosed from calculated Finance Charge of $314,910.48 in the amount of $43,760.78.
																	EXCEPTION INFO: It appears a lower Index was used at origination than the 3.24% Index available within the look-back period. It is noted that the $3450.26 finance charge disclosed on the TIL Itemization is a positive variance from the $2852.26 actual.								Loan Review Complete
18450886	XXX	$XXX	AZ	7/XX/2005	Investment	Refinance Cash-out - Other			No	No	05/22/2019	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.								Loan Review Complete
18450885	XXX	$XXX	CA	6/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $421,091.89 is underdisclosed from calculated Finance Charge of $440,508.88 in the amount of $19,416.99.
EXCEPTION INFO: It appears a lower Index was used at origination than the 2.7% Index available within the look-back period.  It is noted $10,240.76 finance charge calculation reflected on the TIL Itemization is a positive variance from $10,088.59 actual.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
18450884	XXX	$XXX	FL	6/XX/2005	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $154,004.48 is underdisclosed from calculated Finance Charge of $161,566.11 in the amount of $7,561.63.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.52% per the approval, however the lowest index value available in the lookback period is 2.7%.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18450883	XXX	$XXX	CA	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $463,893.48 is underdisclosed from calculated Finance Charge of $481,074.65 in the amount of $17,181.17.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.52% per the Approval, however the lowest index value available in the lookback period is 2.39%.								Loan Review Complete
18450882	XXX	$XXX	CA	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $240,273.77 is underdisclosed from calculated Finance Charge of $251,278.59 in the amount of $11,004.82.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.996% per the Approval, however the lowest index value available in the lookback period is 2.163%.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18450881	XXX	$XXX	CA	4/XX/2005	Investment	Refinance Cash-out - Other			No	No	05/22/2019	1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
18450880	XXX	$XXX	CA	4/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.70200% is underdisclosed from calculated APR of 6.32020% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $435,553.31 is underdisclosed from calculated Finance Charge of $516,285.81 in the amount of $80,732.50.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.836 percent per the approval, however, the lowest index value available in the lookback period is 2.52 percent.								Loan Review Complete
18450879	XXX	$XXX	CA	3/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $363,815.67 is underdisclosed from calculated Finance Charge of $367,812.51 in the amount of $3,996.84.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1,893% per the Loan Approval, however the lowest index value available in the look back period is 1.83583%.								Loan Review Complete
18450878	XXX	$XXX	CA	1/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $351,862.21 is underdisclosed from calculated Finance Charge of $371,445.93 in the amount of $19,583.72.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1,355% per the Loan Approval, however the lowest index value available in the look back period is 1,56333%.  Lender did not provide itemization of finance charges.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
18450877	XXX	$XXX	AZ	9/XX/2006	Primary	Purchase	No	No	05/22/2019	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $202,933.00 is underdisclosed from calculated Finance Charge of $212,803.00 in the amount of $9,870.00.
																	EXCEPTION INFO: § Under disclosure is due to the lender utilizing an index value of 4.11% per the approval, however the lowest index value available in the lookback period is 4.34%.								Loan Review Complete
18450876	XXX	$XXX	FL	10/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $186,318.85 is underdisclosed from calculated Finance Charge of $194,983.83 in the amount of $8,664.98.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.78% per the loan approval document, however the lowest index value available in the look-back period is 2.97%.								Loan Review Complete
18450875	XXX	$XXX	NJ	8/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $120,138.15 is underdisclosed from calculated Finance Charge of $123,301.11 in the amount of $3,162.96.
																	EXCEPTION INFO: The approval indicates Lender used Index of 2.78%. The closest Index available in our look back period is 2.89%.								Loan Review Complete
18450874	XXX	$XXX	NJ	9/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $346,451.14 is underdisclosed from calculated Finance Charge of $362,714.31 in the amount of $16,263.17.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.78% per the loan approval document, however the lowest index value available in the look-back period is 2.97%.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
18450873	XXX	$XXX	NJ	7/XX/2005	Investment	Refinance Cash-out - Debt Consolidation	No	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
																	EXCEPTION INFO: 6% late charge exceeds 5% maximum per state(NJ).								Loan Review Complete
18450872	XXX	$XXX	FL	5/XX/2005	Primary	Purchase	No	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $281,178.35 is underdisclosed from calculated Finance Charge of $298,772.13 in the amount of $17,593.78.
																	EXCEPTION INFO: Approval indicates the Index used is 2.39%. The closest Index available in our lookback period is 2.61%.								Loan Review Complete
18450871	XXX	$XXX	NJ	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired.  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.67100% is underdisclosed from calculated APR of 5.97150% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $418,770.89 is underdisclosed from calculated Finance Charge of $455,217.55 in the amount of $36,446.66.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.996% per the Loan Approval, however the lowest index value available in the look back period is 52.33167%. Lender did not itemize prepaid finance charges.								Loan Review Complete
18450870	XXX	$XXX	NJ	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $295,733.48 is underdisclosed from calculated Finance Charge of $309,925.71 in the amount of $14,192.23.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.78% per the approval, however the lowest index value available in the lookback period is 2.97%.								Loan Review Complete
18450869	XXX	$XXX	AZ	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $249,659.20 is underdisclosed from calculated Finance Charge of $262,992.99 in the amount of $13,333.79.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.7 percent per the approval, however, the lowest index value available in the lookback period is 2.89 percent.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
18450868	XXX	$XXX	MI	8/XX/2005	Primary	Purchase	No	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] State Compliance - Michigan Prepayment Penalty: Michigan Prepayment Penalty:  First lien loan contains an impermissible prepayment penalty of greater than 1% of the prepaid balance.
EXCEPTION INFO: PPP expired. Maximum prepayment charge is 1%, note states 2%. Lender is XXX, FSB, A Federal Savings Bank.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $110,440.81 is underdisclosed from calculated Finance Charge of $114,852.30 in the amount of $4,411.49.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.7% per the approval, however the lowest index value available in the lookback period is 2.89%.								Loan Review Complete
18450867	XXX	$XXX	NJ	9/XX/2005	Primary	Purchase	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $408,578.99 is underdisclosed from calculated Finance Charge of $427,803.69 in the amount of $19,224.70.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.780% per the Loan Commitment and Approval, however the lowest index value available in the look back period is 2.970%.								Loan Review Complete
18450866	XXX	$XXX	NJ	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $161,347.29 is underdisclosed from calculated Finance Charge of $168,026.37 in the amount of $6,679.08.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.7 percent per the approval, however, the lowest index value available in the lookback period is 2.89 percent.								Loan Review Complete
18450865	XXX	$XXX	NJ	9/XX/2005	Investment	Refinance Cash-out - Other	No	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.

																	[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey.								Loan Review Complete
18450864	XXX	$XXX	NJ	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment penalty not allowed per state (NJ). No prepayment penalty allowed-Note states 2%, 2%, 2%. Lender is XXX.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $86,775.47 is underdisclosed from calculated Finance Charge of $90,820.30 in the amount of $4,044.83.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.70% per the loan approval document, however index value available in the lookback period is 2.89%								Loan Review Complete
18450863	XXX	$XXX	MD	7/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $129,442.54 is underdisclosed from calculated Finance Charge of $135,533.91 in the amount of $6,091.37.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.610% per the approval, however the lowest index value available in the lookback period is 2.78%, in addition the Final TIL Finance Charge is under-disclosed due to incorrect payment stream between Final TIL and actual TIL calculation.								Loan Review Complete
18450862	XXX	$XXX	FL	8/XX/2005	Primary	Purchase	No	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $557,388.42 is underdisclosed from calculated Finance Charge of $581,891.30 in the amount of $24,502.88.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.70% per the Approval, however the lowest index value available in the lookback period is 2.61%.								Loan Review Complete
18450861	XXX	$XXX	TX	7/XX/2005	Primary	Purchase	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $138,618.36 is underdisclosed from calculated Finance Charge of $145,133.34 in the amount of $6,514.98.
																	EXCEPTION INFO: Approval indicates the Index used was 2.61%. The lowest Index available within the look-back period is 2.78%.								Loan Review Complete
18450860	XXX	$XXX	FL	6/XX/2005	Primary	Purchase	No	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $253,069.69 is underdisclosed from calculated Finance Charge of $264,921.08 in the amount of $11,851.39.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.52 percent per the approval, however, the lowest index value available in the lookback period is 2.7 percent.								Loan Review Complete
18450859	XXX	$XXX	CT	7/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty:  Prepayment penalty not permissible by state law under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.
EXCEPTION INFO: PPP Expired. Prepayment penalty not allowed per state (CT). No prepayment penalty allowed-Note states 2%, 2%, 2%. Lender is XXX

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.11600% is underdisclosed from calculated APR of 6.38565% outside of 0.125% tolerance.
EXCEPTION INFO: Approval indicates the Index used is 2.52%. The closest Index available in our look back period is 2.78%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $284,561.52 is underdisclosed from calculated Finance Charge of $306,116.23 in the amount of $21,554.71.
																	EXCEPTION INFO: Approval indicates the Index used is 2.52%. The closest Index available in our look back period is 2.78%.								Loan Review Complete
18450858	XXX	$XXX	VA	8/XX/2005	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.49700% is underdisclosed from calculated APR of 5.74710% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $255,185.13 is underdisclosed from calculated Finance Charge of $273,694.98 in the amount of $18,509.85.
																	EXCEPTION INFO: Under disclosure due to the lender utilizing an index value of 2.61% per the loan approval document, however the lowest index value available in the lookback period is 2.89%								Loan Review Complete
18450857	XXX	$XXX	NJ	7/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $146,864.90 is underdisclosed from calculated Finance Charge of $153,588.13 in the amount of $6,723.23.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.520% per the approval, however the lowest index value available in the lookback period is 2.70%.								Loan Review Complete
18450856	XXX	$XXX	CA	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.95000% is underdisclosed from calculated APR of 6.25821% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $696,321.43 is underdisclosed from calculated Finance Charge of $758,963.02 in the amount of $62,641.59.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.39% per the (approval), however the lowest index value available in the lookback period is 2.7%.								Loan Review Complete
18450855	XXX	$XXX	TX	8/XX/2005	Primary	Purchase	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $123,982.83 is underdisclosed from calculated Finance Charge of $132,238.18 in the amount of $8,255.35.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.61% per the (approval), however the lowest index value available in the lookback period is 2.89%.								Loan Review Complete
18450854	XXX	$XXX	FL	9/XX/2005	Primary	Purchase	No	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.47730% is underdisclosed from calculated APR of 5.91100% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $132,855.18 is underdisclosed from calculated Finance Charge of $138,755.70 in the amount of $5,900.52.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.78% per the loan approval document, however, the lowest index value available in the lookback period is 2.97%								Loan Review Complete
18450853	XXX	$XXX	CA	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $178,034.49 is underdisclosed from calculated Finance Charge of $178,138.37 in the amount of $103.88.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of prepaid finance charges.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18450852	XXX	$XXX	NJ	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment penalty not allowed per state (NJ). No prepayment penalty allowed-Note states 2%, 2%, 2%. Lender is XXX.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.81600% is underdisclosed from calculated APR of 6.12578% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $497,559.59 is underdisclosed from calculated Finance Charge of $542,992.88 in the amount of $45,433.29.
EXCEPTION INFO: The approval indicates Lender used Index of 2.39%. The closest Index available in our look back period is 2.7%.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18450851	XXX	$XXX	NJ	6/XX/2005	Primary	Purchase	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 5.76800% is underdisclosed from calculated APR of 6.07430% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.996% per the approval, however the lowest index value available in the lookback period is 2.33167%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $274,615.43 is underdisclosed from calculated Finance Charge of $298,459.47 in the amount of $23,844.04.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.996% per the approval, however the lowest index value available in the lookback period is 2.33167%.								Loan Review Complete
18450850	XXX	$XXX	NJ	7/XX/2005	Primary	Purchase	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $158,003.84 is underdisclosed from calculated Finance Charge of $164,967.82 in the amount of $6,963.98.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
18450849	XXX	$XXX	NJ	7/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.94800% is underdisclosed from calculated APR of 6.20628% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $397,853.94 is underdisclosed from calculated Finance Charge of $427,889.31 in the amount of $30,035.37.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.52% per the (approval), however the lowest index value available in the lookback period is 3.25%								Loan Review Complete
18450848	XXX	$XXX	CA	5/XX/2005	Investment	Refinance Cash-out - Other			No	No	05/22/2019	1			1										Loan Review Complete
18450847	XXX	$XXX	FL	8/XX/2005	Primary	Purchase	No	No	05/22/2019	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.22100% is underdisclosed from calculated APR of 6.47430% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $135,401.54 is underdisclosed from calculated Finance Charge of $144,826.34 in the amount of $9,424.80.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.61% per the (approval), however the lowest index value available in the lookback period is 2.89%.								Loan Review Complete
18450846	XXX	$XXX	FL	8/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $62,509.19 is underdisclosed from calculated Finance Charge of $66,875.99 in the amount of $4,366.80.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.610% per the Loan Commitment and Approval, however the lowest index value available in the look back period is 2.890%.								Loan Review Complete
18450845	XXX	$XXX	FL	5/XX/2005	Second Home	Purchase	No	No	05/22/2019	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $120,414.03 is underdisclosed from calculated Finance Charge of $127,566.20 in the amount of $7,152.17.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.28% per the (approval), however the lowest index value available in the lookback period is 2.52%.								Loan Review Complete
18450844	XXX	$XXX	FL	4/XX/2005	Primary	Purchase	No	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $75,219.97 is underdisclosed from calculated Finance Charge of $80,146.18 in the amount of $4,926.21.
																	EXCEPTION INFO: Lender commitment letter indicates the Index used was 2.28%. The closest Index available in our look-back period is 2.52%.								Loan Review Complete
18450843	XXX	$XXX	AZ	8/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $240,901.32 is underdisclosed from calculated Finance Charge of $246,397.87 in the amount of $5,496.55.
EXCEPTION INFO: Approval indicates the Index used was 2.610%. The lowest Index available within the look-back period is 2.78%.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18450842	XXX	$XXX	IL	6/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible on a loan with an interest rate greater than 8%.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state IL - max prepayment charge for CA ARM loan is 0% - note states 2%. Lender is XXX.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $307,473.42 is underdisclosed from calculated Finance Charge of $322,631.53 in the amount of $15,158.11.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.52% per the Loan Commitment/Approval; however, the lowest index value available in the lookback period is 2.61%.								Loan Review Complete
18450841	XXX	$XXX	NJ	8/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $353,176.55 is underdisclosed from calculated Finance Charge of $373,030.77 in the amount of $19,854.22.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.163% per the (approval), however the lowest index value available in the lookback period is 2.89%								Loan Review Complete
18450840	XXX	$XXX	FL	4/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $134,278.91 is underdisclosed from calculated Finance Charge of $137,269.73 in the amount of $2,990.82.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.28% per the (approval), however the lowest index value available in the lookback period is 2.39%.								Loan Review Complete
18450839	XXX	$XXX	CT	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty:  Prepayment penalty not permissible by state law under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.69400% is underdisclosed from calculated APR of 5.98840% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $593,778.04 is underdisclosed from calculated Finance Charge of $644,367.51 in the amount of $50,589.47.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.280% per the approval, however the lowest index value available in the lookback period is 2.610%, in addition the Final TIL Finance Charge is under-disclosed due to incorrect payment stream between Final TIL and actual TIL calculation.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18450838	XXX	$XXX	NJ	5/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
18450837	XXX	$XXX	FL	6/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $210,069.70 is underdisclosed from calculated Finance Charge of $223,332.54 in the amount of $13,262.84.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.390% per the approval, however the lowest index value available in the lookback period is 2.610%, in addition the Final TIL Finance Charge is under-disclosed due to incorrect payment stream between Final TIL and actual TIL calculation.								Loan Review Complete
18450836	XXX	$XXX	NJ	6/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $313,119.02 is underdisclosed from calculated Finance Charge of $330,777.62 in the amount of $17,658.60.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.39% per the (approval), however the lowest index value available in the lookback period is 2.61%								Loan Review Complete
18450835	XXX	$XXX	NJ	6/XX/2005	Primary	Purchase	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.02200% is underdisclosed from calculated APR of 6.35690% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $374,394.06 is underdisclosed from calculated Finance Charge of $405,646.92 in the amount of $31,252.86.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.390% per the approval, however the lowest index value available in the lookback period is 2.70%.								Loan Review Complete
18450834	XXX	$XXX	NJ	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: Pre-payment penalty in state of New Jersey not allowed

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $282,577.70 is underdisclosed from calculated Finance Charge of $301,413.02 in the amount of $18,835.32.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.280% per the approval, however the lowest index value available in the lookback period is 2.520%, in addition the Final TIL Finance Charge is under-disclosed due to incorrect payment stream between Final TIL and actual TIL calculation.								Loan Review Complete
18450833	XXX	$XXX	NJ	5/XX/2005	Primary	Refinance Rate/Term	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.51700% is underdisclosed from calculated APR of 5.80730% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.836% per the approval, however the lowest index value available in the lookback period is 2.1633%. Under disclosure also due to variance in payment stream sequence 6 & 7.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $317,187.34 is underdisclosed from calculated Finance Charge of $340,779.90 in the amount of $23,592.56.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.836% per the approval, however the lowest index value available in the lookback period is 2.1633%. Under disclosure also due to variance in payment stream sequence 6 & 7.								Loan Review Complete
18450832	XXX	$XXX	NJ	4/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $371,128.23 is underdisclosed from calculated Finance Charge of $396,126.64 in the amount of $24,998.41.
																	EXCEPTION INFO: Under disclosure is due to lender utilizing an index val of 2.28% on approval and lowest index val avail. in lookback is 2.52%.								Loan Review Complete
18450831	XXX	$XXX	NJ	6/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.87400% is underdisclosed from calculated APR of 6.18380% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $356,454.07 is underdisclosed from calculated Finance Charge of $387,650.45 in the amount of $31,196.38.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.996% per the loan approval, however the lowest index value available in the lookback period is 2.33167%.								Loan Review Complete
18450830	XXX	$XXX	TX	6/XX/2005	Primary	Purchase	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $155,904.29 is underdisclosed from calculated Finance Charge of $162,953.26 in the amount of $7,048.97.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.332% per the Loan Commitment/Approval; however, the lowest index value available in the lookback period is 2.49167%.								Loan Review Complete
18450829	XXX	$XXX	NJ	4/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.42700% is underdisclosed from calculated APR of 5.69260% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $228,950.90 is underdisclosed from calculated Finance Charge of $246,689.33 in the amount of $17,738.43.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.693% per the approval, however the lowest index value available in the lookback period is 1.99583%, in addition the Final TIL Finance Charge is under-disclosed due to incorrect payment stream between Final TIL and actual TIL calculation.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
18450828	XXX	$XXX	CA	5/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $106,604.92 is underdisclosed from calculated Finance Charge of $113,533.30 in the amount of $6,928.38.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.390% per the approval, however the lowest index value available in the lookback period is 2.610%, in addition the Final TIL Finance Charge is under-disclosed due to incorrect payment stream between Final TIL and actual TIL calculation.								Loan Review Complete
18450827	XXX	$XXX	NJ	9/XX/2005	Investment	Refinance Rate/Term	No	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
																	EXCEPTION INFO: Pre-payment penalties not allowed for state of New Jersey								Loan Review Complete
18450826	XXX	$XXX	NJ	7/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $399,733.81 is underdisclosed from calculated Finance Charge of $409,631.94 in the amount of $9,898.13.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.61% per the approval, however the lowest index value available in the lookback period is 2.7%.								Loan Review Complete
18450825	XXX	$XXX	NJ	5/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $255,236.40 is underdisclosed from calculated Finance Charge of $270,278.44 in the amount of $15,042.04.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.390% per the Loan Commitment and Approval, however the lowest index value available in the look back period is 2.610%.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005.								Loan Review Complete
18450824	XXX	$XXX	NJ	5/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.72100% is underdisclosed from calculated APR of 6.01970% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $308,615.40 is underdisclosed from calculated Finance Charge of $334,904.03 in the amount of $26,288.63.
																	EXCEPTION INFO: It appears a lower Index was used at origination than the 2.610% Index available within the look-back period. It is noted the $2403.90 TIL Itemization finance charge calculation disclosed is the same as actual.								Loan Review Complete
18450823	XXX	$XXX	NJ	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $271,773.55 is underdisclosed from calculated Finance Charge of $287,000.47 in the amount of $15,226.92.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.390% per the approval, however the lowest index value available in the lookback period is 2.610%.								Loan Review Complete
18450822	XXX	$XXX	NV	3/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	05/22/2019	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $344,412.30 is underdisclosed from calculated Finance Charge of $358,541.14 in the amount of $14,128.84.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.693% per the approval, however the lowest index value available in the lookback period is 1.835%, in addition the Final TIL Finance Charge is under-disclosed due to incorrect payment stream between Final TIL and actual TIL calculation.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18450821	XXX	$XXX	CA	3/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $334,837.55 is underdisclosed from calculated Finance Charge of $348,055.45 in the amount of $13,217.90.
																	EXCEPTION INFO: Approval reflects an index value of 1.693%. Closest in the look back period is 1.833583%.								Loan Review Complete
18450820	XXX	$XXX	FL	3/XX/2005	Second Home	Purchase	No	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $166,819.35 is underdisclosed from calculated Finance Charge of $174,362.21 in the amount of $7,542.86.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.08% per the approval, however the lowest index value available in the lookback period is 2.28%.								Loan Review Complete
18450819	XXX	$XXX	NJ	3/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.63300% is underdisclosed from calculated APR of 5.91420% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $467,978.30 is underdisclosed from calculated Finance Charge of $505,227.02 in the amount of $37,248.72.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.080% per the approval, however the lowest index value available in the lookback period is 2.39%, in addition the Final TIL Finance Charge is under-disclosed due to incorrect payment stream between Final TIL and actual TIL calculation.								Loan Review Complete
18450818	XXX	$XXX	CA	5/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18450817	XXX	$XXX	FL	3/XX/2005	Primary	Purchase	No	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $119,639.76 is underdisclosed from calculated Finance Charge of $125,409.32 in the amount of $5,769.56.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.19% per the Loan Approval, however the lowest index value available in the look back period is 2.39%.								Loan Review Complete
18450816	XXX	$XXX	NJ	5/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $126,714.78 is underdisclosed from calculated Finance Charge of $134,400.10 in the amount of $7,685.32.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.28% per the approval, however the lowest index value available in the lookback period is 2.52%.								Loan Review Complete
18450815	XXX	$XXX	CA	2/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18450814	XXX	$XXX	NJ	4/XX/2005	Second Home	Purchase	No	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.61800% is underdisclosed from calculated APR of 5.92110% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $266,540.91 is underdisclosed from calculated Finance Charge of $288,537.40 in the amount of $21,996.49.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.08% per the loan approval document, however the lowest index value available in the lookback period is 2.39%								Loan Review Complete
18450813	XXX	$XXX	NJ	2/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired.  Prepayment penalty not permissible per NJ law

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $415,309.67 is underdisclosed from calculated Finance Charge of $441,400.01 in the amount of $26,090.34.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.020% per the approval, however the lowest index value available in the lookback period is 2.28%.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2005, prior to three (3) business days from transaction date of 02/XX/2005.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18450812	XXX	$XXX	NJ	3/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.

																	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								Loan Review Complete
18450811	XXX	$XXX	CA	2/XX/2005	Investment	Refinance Cash-out - Other			No	No	05/22/2019	1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
18450810	XXX	$XXX	CA	2/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $298,842.72 is underdisclosed from calculated Finance Charge of $318,707.14 in the amount of $19,864.42.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.02% per the approval, however the lowest index value available in the lookback period is 2.28%.								Loan Review Complete
18450809	XXX	$XXX	FL	3/XX/2005	Primary	Purchase	No	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $239,593.50 is underdisclosed from calculated Finance Charge of $251,902.71 in the amount of $12,309.21.
																	EXCEPTION INFO: Under disclosure due to lender utilizing index val of 2.19% on Approval and lowest index val. avail. in lookback is 2.39%								Loan Review Complete
18450808	XXX	$XXX	IL	2/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible on a loan with an interest rate greater than 8%.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state IL- max prepayment charge for CA ARM loan is 0% - note states 2%, 2%, 2%. Lender is XXX.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $150,000.83 is underdisclosed from calculated Finance Charge of $157,227.01 in the amount of $7,226.18.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.02% per the Loan Commitment/Approval; however, the lowest index value available in the lookback period is 2.19%.								Loan Review Complete
18450807	XXX	$XXX	NJ	3/XX/2005	Primary	Refinance Rate/Term	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $201,719.88 is underdisclosed from calculated Finance Charge of $207,498.89 in the amount of $5,779.01.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.28% per the approval, however the lowest index value available in the lookback period is 2.39%.								Loan Review Complete
18450806	XXX	$XXX	CA	3/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $378,453.55 is underdisclosed from calculated Finance Charge of $392,408.08 in the amount of $13,954.53.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.563% per the loan approval, however the lowest index value available in the lookback period is 1.69%.								Loan Review Complete
18450805	XXX	$XXX	CT	2/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: Prepayment penalty not permissible by state law under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.
EXCEPTION INFO: 2/XX/2005 Note reflecting 36 monts PPP of 2% prepayment on amount paid over $5000 in a one month period has expired.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $189,814.68 is underdisclosed from calculated Finance Charge of $198,301.40 in the amount of $8,486.72.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.020% per the Loan Commitment and Approval, however the lowest index value available in the look back period is 2.190%.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2005, prior to three (3) business days from transaction date of 02/XX/2005.								Loan Review Complete
18450804	XXX	$XXX	NJ	1/XX/2005	Primary	Purchase	No	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP expired.  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $342,590.05 is underdisclosed from calculated Finance Charge of $349,362.27 in the amount of $6,772.22.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2,00% per the Loan Approval, however the lowest index value available in the look back period is 2.08%. Lender did not itemize prepaid finance charges.								Loan Review Complete
18450803	XXX	$XXX	CA	1/XX/2005	Investment	Refinance Rate/Term	No	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.								Loan Review Complete
18450802	XXX	$XXX	MN	12/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $132,856.27 is underdisclosed from calculated Finance Charge of $136,048.76 in the amount of $3,192.49.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.00% per the approval, however the lowest index value available in the lookback period is 2.08%.								Loan Review Complete
18450801	XXX	$XXX	CA	12/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $297,085.49 is underdisclosed from calculated Finance Charge of $306,595.06 in the amount of $9,509.57.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.451% per the loan approval document, however the lowest index value available in the look-back period is 1.56333%.								Loan Review Complete
18450800	XXX	$XXX	CA	3/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $131,789.19 is underdisclosed from calculated Finance Charge of $137,648.47 in the amount of $5,859.28.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.08% per the approval, however the lowest index value available in the lookback period is 2.28%.								Loan Review Complete
18450799	XXX	$XXX	VA	12/XX/2004	Primary	Purchase	No	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $739,435.48 is underdisclosed from calculated Finance Charge of $760,182.34 in the amount of $20,746.86.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.355% per the loan approval, however the lowest index value available in the lookback period is 1.45083%.								Loan Review Complete
18450798	XXX	$XXX	NJ	3/XX/2005	Investment	Refinance Cash-out - Debt Consolidation	No	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state of NJ - max prepayment charge for NJ loan is 0% - note states 2%, 2%, 2%. Lender is XXX, FSB..

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
																	EXCEPTION INFO: 6% late charge exceeds the 5% maximum per the state of NJ								Loan Review Complete
18450797	XXX	$XXX	NJ	12/XX/2004	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $360,375.53 is underdisclosed from calculated Finance Charge of $367,965.78 in the amount of $7,590.25.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.0% per the approval, however the lowest index value available in the lookback period is 2.08%.								Loan Review Complete
18450796	XXX	$XXX	PA	1/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $281,933.47 is underdisclosed from calculated Finance Charge of $286,258.10 in the amount of $4,324.63.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.02% per the approval, however the lowest index value available in the lookback period is 2.08%.								Loan Review Complete
18450795	XXX	$XXX	CA	12/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $188,877.01 is underdisclosed from calculated Finance Charge of $193,105.11 in the amount of $4,228.10.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2% per the Loan Commitment/Approval; however, the lowest index value available in the lookback period is 2.08%.								Loan Review Complete
18450794	XXX	$XXX	CA	1/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $595,830.09 is underdisclosed from calculated Finance Charge of $615,932.71 in the amount of $20,102.62.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.4519% per the approval, however the lowest index value available in the lookback period is 1.56333%.								Loan Review Complete
18450793	XXX	$XXX	CA	11/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
18450792	XXX	$XXX	NJ	1/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $151,178.87 is underdisclosed from calculated Finance Charge of $158,377.67 in the amount of $7,198.80.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.00% per the loan approval document, however the lowest index value available in the look-back period is 2.19%.								Loan Review Complete
18450791	XXX	$XXX	NJ	3/XX/2005	Investment	Refinance Cash-out - Debt Consolidation	No	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
																	EXCEPTION INFO: PPP expired. No prepayment penalties permissible in the state of New Jersey								Loan Review Complete
18450790	XXX	$XXX	NY	2/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds 2% maximum per state(NY).

[2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty:  Adjustable rate loan greater than $250,000 contains an impermissible prepayment penalty of greater than 12 months.
EXCEPTION INFO: PPP expired. 36 month PPP exceeds 12 month maximum per state(NY) Lender is XXX, FSB, A Federal Savings Bank.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $521,377.42 is underdisclosed from calculated Finance Charge of $547,009.61 in the amount of $25,632.19.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.08% per the approval, however the lowest index value available in the lookback period is 2.28%.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18450789	XXX	$XXX	NV	3/XX/2005	Primary	Purchase			No	No	05/22/2019	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
18450788	XXX	$XXX	TX	1/XX/2005	Investment	Refinance Cash-out - Other			No	No	05/22/2019	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
18450787	XXX	$XXX	CA	12/XX/2004	Primary	Purchase	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $245,437.89 is underdisclosed from calculated Finance Charge of $259,548.49 in the amount of $14,110.60.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.355% per the lender approval, however the lowest index value available in the lookback period is 1.56%.								Loan Review Complete
18450786	XXX	$XXX	NJ	1/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment penalty not allowed per state (NJ). Note states 2%, 2%, 2%. Lender is XXX

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $303,977.02 is underdisclosed from calculated Finance Charge of $307,848.22 in the amount of $3,871.20.
																	EXCEPTION INFO: Approval indicates the Index used is 2.02%. The closest Index available in our look back period is 2.08%.								Loan Review Complete
18450785	XXX	$XXX	NJ	11/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $282,190.94 is underdisclosed from calculated Finance Charge of $284,198.02 in the amount of $2,007.08.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.97% per the Loan Commitment/Approval; however, the lowest index value available in the lookback period is 2%.								Loan Review Complete
18450784	XXX	$XXX	PA	11/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $69,566.32 is underdisclosed from calculated Finance Charge of $70,517.69 in the amount of $951.37.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.97% per the Loan Approval, however the lowest index value available in the look back period is 2.02%. Itemization of amount financed was not provided								Loan Review Complete
18450783	XXX	$XXX	FL	12/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $294,145.14 is underdisclosed from calculated Finance Charge of $301,259.40 in the amount of $7,114.26.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.00% per the approval, however the lowest index value available in the lookback period is 2.08%.								Loan Review Complete
18450782	XXX	$XXX	NJ	2/XX/2005	Primary	Purchase	No	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP expired.  Prepayment penalties not permissible in the state of New Jersey

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $522,918.40 is underdisclosed from calculated Finance Charge of $537,922.32 in the amount of $15,003.92.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.97% per the Loan Approval, however the lowest index value available in the look back period is 2.19%. Lender did not itemize prepaid finance charges.								Loan Review Complete
18450781	XXX	$XXX	NJ	1/XX/2005	Primary	Purchase	No	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $492,744.41 is underdisclosed from calculated Finance Charge of $522,000.64 in the amount of $29,256.23.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.970% per the approval, however the lowest index value available in the lookback period is 2.190%, in addition the Final TIL Finance Charge is under-disclosed due to incorrect payment stream between Final TIL and actual TIL calculation.								Loan Review Complete
18450780	XXX	$XXX	NV	11/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $287,828.04 is underdisclosed from calculated Finance Charge of $294,160.38 in the amount of $6,332.34.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.277% per the loan approval document, however the lowest index value available in the look-back period is 1.355%.								Loan Review Complete
18450779	XXX	$XXX	VA	11/XX/2004	Primary	Refinance Cash-out - Other	Yes	Yes	No	05/22/2019	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $563,811.09 is underdisclosed from calculated Finance Charge of $577,410.55 in the amount of $13,599.46.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.355% per the loan approal, however the lowest index value available in the lookback period is 1.45%.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2004, prior to three (3) business days from transaction date of 12/XX/2004.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18450778	XXX	$XXX	NV	11/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $323,089.63 is underdisclosed from calculated Finance Charge of $329,569.42 in the amount of $6,479.79.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.277% per the approval, however the lowest index value available in the lookback period is 1.355%.								Loan Review Complete
18450777	XXX	$XXX	NJ	12/XX/2004	Primary	Purchase	No	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP expired.  No PPP permitted by NJ law.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $341,304.51 is underdisclosed from calculated Finance Charge of $345,957.76 in the amount of $4,653.25.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.97% per the Loan Approval, however the lowest index value available in the look back period is 2.02%. Lender did not itemize prepaid finance charges.								Loan Review Complete
18450776	XXX	$XXX	NJ	10/XX/2004	Primary	Purchase	No	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2004.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $319,175.93 is underdisclosed from calculated Finance Charge of $325,103.80 in the amount of $5,927.87.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.91% per the (approval), however the lowest index value available in the lookback period is 2%								Loan Review Complete
18450775	XXX	$XXX	CA	11/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $126,226.62 is underdisclosed from calculated Finance Charge of $129,329.69 in the amount of $3,103.07.
																	EXCEPTION INFO: Approval reflects Index uses is 1.277%. The closest Index available in our look back period is 1.355%.								Loan Review Complete
18450774	XXX	$XXX	NJ	11/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $131,752.72 is underdisclosed from calculated Finance Charge of $133,935.30 in the amount of $2,182.58.
																	EXCEPTION INFO: Approval indicates the Index used is 1.97%. The closest Index available in our look back period is 2.02%.								Loan Review Complete
18450773	XXX	$XXX	NJ	3/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 4.91200% is underdisclosed from calculated APR of 5.17620% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $200,276.43 is underdisclosed from calculated Finance Charge of $216,339.13 in the amount of $16,062.70.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.080% per the Loan Commitment/Approval; however, the lowest index value available in the lookback period is 2.39%.								Loan Review Complete
18450772	XXX	$XXX	MD	5/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 2 months interest calculated on 2/3 of the original balance.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $248,291.41 is underdisclosed from calculated Finance Charge of $261,826.38 in the amount of $13,534.97.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.39% per the approval, however the lowest index value available in the lookback period is 2.61%.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005.								Loan Review Complete
18450771	XXX	$XXX	NJ	12/XX/2004	Primary	Purchase	No	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $373,399.44 is underdisclosed from calculated Finance Charge of $383,912.50 in the amount of $10,513.06.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.97% per the approval, however the lowest index value available in the lookback period is 2.08%.								Loan Review Complete
18450770	XXX	$XXX	NJ	11/XX/2004	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - Prepayment in full of a mortgage loan may be made at any time without penalty.  0% - note states 2% of the amount of prepayment that exceeds $5000 in a calendar month.  Lender is XXX.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $442,598.19 is underdisclosed from calculated Finance Charge of $451,997.50 in the amount of $9,399.31.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.277% per the loan approval, however the lowest index value available in the lookback period is 1.35%.								Loan Review Complete
18450769	XXX	$XXX	NJ	11/XX/2004	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $207,687.54 is underdisclosed from calculated Finance Charge of $211,926.29 in the amount of $4,238.75.
																	EXCEPTION INFO: Under disclosure is due to lender utilizing index value of 1.277% on Approval and lowest index val avail in lookback is 1.355%								Loan Review Complete
18450768	XXX	$XXX	NJ	11/XX/2004	Primary	Purchase	No	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $710,461.80 is underdisclosed from calculated Finance Charge of $722,317.18 in the amount of $11,855.38.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.94% per the loan approval, however the lowest index value available in the lookback period is 2.00%.								Loan Review Complete
18450767	XXX	$XXX	NJ	11/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment penalty not allowed per state (NJ). Prepayment penalty not allowed-note states 2%, 2%, 2%. Lender is XXX

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $241,685.03 is underdisclosed from calculated Finance Charge of $245,484.59 in the amount of $3,799.56.
																	EXCEPTION INFO: Approval reflects Index used was 1.97%. The closest Index available in our look back period is 2.02%.								Loan Review Complete
18450766	XXX	$XXX	CA	10/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $372,729.37 is underdisclosed from calculated Finance Charge of $379,878.52 in the amount of $7,149.15.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.212% per the approval, however the lowest index value available in the lookback period is 1.267%.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18450765	XXX	$XXX	CT	4/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty:  Prepayment penalty not permissible by state law under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $146,761.26 is underdisclosed from calculated Finance Charge of $154,390.90 in the amount of $7,629.64.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.19% per the (approval), however the lowest index value available in the lookback period is 2.39%.								Loan Review Complete
18450764	XXX	$XXX	TX	9/XX/2004	Primary	Purchase	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $79,567.83 is underdisclosed from calculated Finance Charge of $80,703.27 in the amount of $1,135.44.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.162% per the loan approval document, however the lowest index value available in the look-back period is 1.21167%.								Loan Review Complete
18450763	XXX	$XXX	NV	10/XX/2004	Primary	Purchase	No	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004.

																	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver								Loan Review Complete
18450762	XXX	$XXX	CA	11/XX/2004	Investment	Refinance Cash-out - Other			No	No	05/22/2019	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.								Loan Review Complete
18450761	XXX	$XXX	CA	9/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $175,455.69 is underdisclosed from calculated Finance Charge of $178,051.45 in the amount of $2,595.76.
																	EXCEPTION INFO: Approval indicates the Index used is 1.162%. The closest Index available in our look back period is 1.211%.								Loan Review Complete
18450760	XXX	$XXX	CA	9/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $288,821.52 is underdisclosed from calculated Finance Charge of $289,028.73 in the amount of $207.21.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
18450759	XXX	$XXX	PA	9/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $243,704.24 is underdisclosed from calculated Finance Charge of $247,785.28 in the amount of $4,081.04.
																	EXCEPTION INFO: Lender commitment letter indicates the Index used was 1.88%. The closest Index available in our look-back period is 1.94%.								Loan Review Complete
18450758	XXX	$XXX	PA	10/XX/2004	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $131,332.14 is underdisclosed from calculated Finance Charge of $133,191.71 in the amount of $1,859.57.
																	EXCEPTION INFO: Approval reflects the Index used was 1.94%. The closest Index available in our lookback period is 2%.								Loan Review Complete
18450757	XXX	$XXX	NJ	9/XX/2004	Primary	Purchase	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $223,175.33 is underdisclosed from calculated Finance Charge of $226,619.43 in the amount of $3,444.10.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.162% per the approval, however the lowest index value available in the lookback period is 1.162%.								Loan Review Complete
18450756	XXX	$XXX	NJ	11/XX/2004	Investment	Purchase	No	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
																	EXCEPTION INFO: PPP Expired. Prepayment charge is not allowed per state of NJ - note states 2%, 2%, 2%. Lender is XXX, FSB.								Loan Review Complete
18450755	XXX	$XXX	NJ	11/XX/2004	Primary	Purchase	Yes	Yes	05/22/2019	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $146,186.45 is underdisclosed from calculated Finance Charge of $146,633.31 in the amount of $446.86.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2% per the (document type), however the lowest index value available in the lookback period is 2.02%.								Loan Review Complete
18450754	XXX	$XXX	NJ	3/XX/2005	Primary	Refinance Rate/Term	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $278,136.71 is underdisclosed from calculated Finance Charge of $294,505.48 in the amount of $16,368.77.
																	EXCEPTION INFO: Lender commitment letter indicates the Index used was 2.08%. The closest Index available in our look-back period is 2.28%.								Loan Review Complete
18450753	XXX	$XXX	TX	11/XX/2004	Investment	Refinance Cash-out - Other			No	No	05/22/2019	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2004.								Loan Review Complete
18450752	XXX	$XXX	TX	9/XX/2004	Investment	Refinance Cash-out - Other			No	No	05/22/2019	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.								Loan Review Complete
18450751	XXX	$XXX	NJ	1/XX/2005	Primary	Purchase	No	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $432,261.88 is underdisclosed from calculated Finance Charge of $445,847.54 in the amount of $13,585.66.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.277% per the approval, however the lowest index value available in the lookback period is 1.56333%.								Loan Review Complete
18450750	XXX	$XXX	NJ	11/XX/2004	Primary	Purchase	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - max prepayment charge for ARM loan is 0% - note states 2%. Lender is XXX, FSB, a Federal Savings Bank, Its Successors and/or Assignees

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $190,083.90 is underdisclosed from calculated Finance Charge of $197,602.70 in the amount of $7,518.80.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.212% per the approval, however the lowest index value available in the lookback period is 1.355%.								Loan Review Complete
18450749	XXX	$XXX	NV	8/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $302,541.81 is underdisclosed from calculated Finance Charge of $307,540.17 in the amount of $4,998.36.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.88% per the approval, however the lowest index value available in the lookback period is 1.94%.								Loan Review Complete
18450748	XXX	$XXX	NJ	9/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $250,725.62 is underdisclosed from calculated Finance Charge of $254,651.30 in the amount of $3,925.68.
																	EXCEPTION INFO: Approval reflects Index used is 1.162%. The closest Index available in our look back period is 1.211%.								Loan Review Complete
18450747	XXX	$XXX	KS	4/XX/2005	Primary	Purchase	No	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] State Compliance - Kansas Prepayment Penalty: Kansas Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 6 months.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (KS) - max prepayment penalty period is 6 months - note states 36 months. Lender is XXX

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $153,730.35 is underdisclosed from calculated Finance Charge of $161,526.78 in the amount of $7,796.43.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.19% per the loan approval, however the lowest index value available in the lookback period is 2.39%.								Loan Review Complete
18450746	XXX	$XXX	NV	11/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $93,615.39 is underdisclosed from calculated Finance Charge of $95,501.23 in the amount of $1,885.84.
																	EXCEPTION INFO: Lender commitment letter indicates the Index used was 1.277%. The closest Index available in our look-back period is 1.355%.								Loan Review Complete
18450745	XXX	$XXX	CA	7/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $209,524.59 is underdisclosed from calculated Finance Charge of $209,606.65 in the amount of $82.06.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
18450744	XXX	$XXX	CA	8/XX/2004	Primary	Purchase	No	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $447,740.99 is underdisclosed from calculated Finance Charge of $453,114.35 in the amount of $5,373.36.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.118% per the approval, however the lowest index value available in the lookback period is 1.16167%.								Loan Review Complete
18450743	XXX	$XXX	MD	8/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Loan contains an impermissible prepayment penalty of greater than 2 months interest calculated on 2/3 of the original balance.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (MD). Max prepayment charge is 2 months interest-Note states 2%, 2%, 2%. Lender is XXX

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $392,269.57 is underdisclosed from calculated Finance Charge of $399,024.37 in the amount of $6,754.80.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.88% per the loan approval, however the lowest index value available in the lookback period is 1.94%								Loan Review Complete
18450742	XXX	$XXX	NJ	10/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $330,872.39 is underdisclosed from calculated Finance Charge of $335,936.83 in the amount of $5,064.44.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.162% per the Loan Commitment and Approval, however the lowest index value available in the look back period is 1.21167%.								Loan Review Complete
18450741	XXX	$XXX	AZ	10/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $167,536.44 is underdisclosed from calculated Finance Charge of $171,757.71 in the amount of $4,221.27.
EXCEPTION INFO: Under-disclosure appears to be due to ARM index. Lowest index within look back period is 2.0%, approval states index is 1.91%

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004.								Loan Review Complete
18450740	XXX	$XXX	NJ	10/XX/2004	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - no prepayment penalty permitted - note states prepayment charge in an amount equal to two percent (2%) of the amount prepaid which is in excess of $5000 in any calendar month. Lender is XXX, FSB, a Federal Savings Bank.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $254,568.95 is underdisclosed from calculated Finance Charge of $271,538.52 in the amount of $16,969.57.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.91% per loan approval document, however, the lowest index value available in the lookback period is 2.00%								Loan Review Complete
18450739	XXX	$XXX	NJ	8/XX/2004	Primary	Purchase	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $147,172.79 is underdisclosed from calculated Finance Charge of $150,032.28 in the amount of $2,859.49.
																	EXCEPTION INFO: Unable to determine fee portion of under disclosure due to the TIL Itemization not itemizing prepaid finance charges. . Payment stream portion is due to the lender utilizing an index value of 1.118% per the the loan approval document, however the lowest index value available in the look-back period is 1.16167%.								Loan Review Complete
18450738	XXX	$XXX	NJ	11/XX/2004	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $172,980.31 is underdisclosed from calculated Finance Charge of $176,936.80 in the amount of $3,956.49.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value outside of lookback, the lowest index value available in the lookback period is 1.335%.								Loan Review Complete
18450737	XXX	$XXX	NJ	1/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - max prepayment charge for ARM/Fixed loan is 0% - note states 2%. Lender is XXX, FSB, a Federal Savings Bank

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $372,558.10 is underdisclosed from calculated Finance Charge of $384,874.53 in the amount of $12,316.43.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.451% per the Loan Commitment and Approval, however the lowest index value available in the look back period is 1.5633%.								Loan Review Complete
18450736	XXX	$XXX	NJ	2/XX/2005	Primary	Purchase	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
																	EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - max prepayment charge for NJ ARM loan is 0% - note states 2%. Lender is XXX, FSB, A Federal Savings Bank.								Loan Review Complete
18450735	XXX	$XXX	NJ	11/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $500,880.43 is underdisclosed from calculated Finance Charge of $512,789.25 in the amount of $11,908.82.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.277% per the loan approval, however the lowest index value available in the lookback period is 1.355%								Loan Review Complete
18450734	XXX	$XXX	NJ	9/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004.								Loan Review Complete
18450733	XXX	$XXX	TX	11/XX/2004	Investment	Refinance Cash-out - Other			No	No	05/22/2019	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2004.								Loan Review Complete
18450732	XXX	$XXX	NJ	7/XX/2004	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - max prepayment charge for NJ ARM loan is 0% - note states 2%. Lender is XXX, FSB, A Federal Savings Bank.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $229,609.83 is underdisclosed from calculated Finance Charge of $231,212.71 in the amount of $1,602.88.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.85% per the (approval), however the lowest index value available in the lookback period is 1.88%.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
18450731	XXX	$XXX	CA	6/XX/2004	Primary	Purchase	No	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
18450730	XXX	$XXX	NJ	7/XX/2004	Primary	Purchase	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $249,476.13 is underdisclosed from calculated Finance Charge of $252,034.22 in the amount of $2,558.09.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.85% per the approval, however the lowest index value available in the lookback period is 1.88%.								Loan Review Complete
18450729	XXX	$XXX	CT	6/XX/2004	Primary	Purchase	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty:  Prepayment penalty not permissible by state law under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state CA - max prepayment charge for CA ARM loan is 0% - note states 2%, 2%, 2%. Lender is XXX.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $245,012.82 is underdisclosed from calculated Finance Charge of $245,578.21 in the amount of $565.39.
																	EXCEPTION INFO: Unable to determine under disclosure due to the Itemization of amount Financed reported a total prepaid finance charges of $2732.22 but did not include a breakdown of the charges included in the total.								Loan Review Complete
18450728	XXX	$XXX	IL	7/XX/2004	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible on a loan with an interest rate greater than 8%.
EXCEPTION INFO: PPP Expired.  A Prepayment charge is not allowed per state of IL on a loan whose annual interest rate exceeds 8%, for ARM loan it would be the maximum interest rate - note states 2%, 2%, 2%. Lender is XXX, FSB.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $187,649.37 is underdisclosed from calculated Finance Charge of $189,420.46 in the amount of $1,771.09.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.085% per the Underwriting Commitment, however the lowest index value available in the lookback period is 1.11833%.								Loan Review Complete
18450727	XXX	$XXX	IL	7/XX/2004	Primary	Refinance Rate/Term	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible on a loan with an interest rate greater than 8%.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $157,496.72 is underdisclosed from calculated Finance Charge of $158,940.08 in the amount of $1,443.36.
																	EXCEPTION INFO: Approval indicates the Index used was 1.85%. The lowest Index available within the look-back period is 1.91%.								Loan Review Complete
18450726	XXX	$XXX	NJ	9/XX/2004	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: Prepayment penalty period has expired. NJ does not allow for a prepayment penalty. The Note has a prepayment penalty of 2% of the prepaid amount for the first 3 years, excluding $5000.  The Lender is XXX, FSB

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $215,510.36 is underdisclosed from calculated Finance Charge of $219,385.15 in the amount of $3,874.79.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.88% per the loan approval document, however the lowest index value available in the look-back period is 1.94%								Loan Review Complete
18450725	XXX	$XXX	CA	7/XX/2004	Investment	Refinance Rate/Term			No	No	05/22/2019	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004.								Loan Review Complete
18450724	XXX	$XXX	CA	1/XX/2005	Investment	Refinance Cash-out - Debt Consolidation			No	No	05/22/2019	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004.								Loan Review Complete
18450723	XXX	$XXX	CA	7/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $214,719.69 is underdisclosed from calculated Finance Charge of $214,984.14 in the amount of $264.45.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of amount financed								Loan Review Complete
18450722	XXX	$XXX	CA	9/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $233,633.45 is underdisclosed from calculated Finance Charge of $236,913.15 in the amount of $3,279.70.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.162% per the approval, however the lowest index value available in the lookback period is 1.21167%.								Loan Review Complete
18450721	XXX	$XXX	CA	6/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $396,557.73 is underdisclosed from calculated Finance Charge of $399,233.18 in the amount of $2,675.45.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.11833% per the approval, however the lowest index value available in the lookback period is 1.97%.								Loan Review Complete
18450720	XXX	$XXX	CT	8/XX/2004	Investment	Refinance Cash-out - Debt Consolidation			No	No	05/22/2019	1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
18450719	XXX	$XXX	CA	7/XX/2004	Primary	Purchase	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $138,822.90 is underdisclosed from calculated Finance Charge of $139,469.62 in the amount of $646.72.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.083% per the loan approval document, however the lowest index value available in the look-back period is 1.11833%.								Loan Review Complete
18450718	XXX	$XXX	FL	6/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.								Loan Review Complete
18450717	XXX	$XXX	TX	5/XX/2004	Investment	Refinance Cash-out - Other	No	No	05/22/2019	2	2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2004.	[1] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
REVIEWER - CLEARED COMMENT (2019/XX/11): Additional documentation provided to support loan closed as an investment property

[1] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
REVIEWER - CLEARED COMMENT (2019/XX/11): Additional documentation provided to support loan closed as an investment property

[1] Federal Compliance - Disparity in Occupancy - High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Investment)
EXCEPTION INFO: The loan approval and page 1 of the 1003 indicate the loan is an investment, but the declarations section of the final 1003 states the borrower intends to occupy the subject property as their primary residence. Appraisal shows tenant occupied. Loan passes high cost testing as a primary residence, but would fail various TX 50(a)(6) tests if tested as a primary residence.
BUYER - GENERAL COMMENT (2019/XX/23): Please run as primary residence as most conservative approach.
REVIEWER - CLEARED COMMENT (2019/XX/23): Tested as primary residence per client request.
REVIEWER - RE-OPEN COMMENT (2019/XX/11): Additional documentation provided to support loan closed as an investment property. However application in file still reflects conflicting data.
REVIEWER - CLEARED COMMENT (2019/XX/11): Not High cost

[1] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver
REVIEWER - CLEARED COMMENT (2019/XX/11): no longer applicable

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Subject loan transaction disbursed on 05/XX/2004, prior to three (3) business days from transaction date of 05/XX/2004
REVIEWER - CLEARED COMMENT (2019/XX/11): Additional documentation provided to support loan closed as an investment property

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.
REVIEWER - CLEARED COMMENT (2019/XX/11): Additional documentation provided to support loan closed as an investment property

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Security instrument does not disclose that the loan is a TX Home Equity/50(a)(6) Loan.
REVIEWER - CLEARED COMMENT (2019/XX/11): Additional documentation provided to support loan closed as an investment property

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
REVIEWER - CLEARED COMMENT (2019/XX/11): Additional documentation provided to support loan closed as an investment property

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
REVIEWER - CLEARED COMMENT (2019/XX/11): Additional documentation provided to support loan closed as an investment property

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
REVIEWER - CLEARED COMMENT (2019/XX/11): Additional documentation provided to support loan closed as an investment property

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6):  Fannie Mae forms not used for closing of home equity loan.
REVIEWER - CLEARED COMMENT (2019/XX/11): Additional documentation provided to support loan closed as an investment property

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
REVIEWER - CLEARED COMMENT (2019/XX/11): Additional documentation provided to support loan closed as an investment property

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Negative Amortization Feature): Texas Constitution Section 50(a)(6): Mortgage loan contains impermissible negative amortization feature.
REVIEWER - CLEARED COMMENT (2019/XX/11): Additional documentation provided to support loan closed as an investment property

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.71329% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $3,174.86 on an Original Principal Loan Amount of $85,500.00 vs. an allowable total of $2,565.00 (an overage of $609.86 or 0.71329%.)
REVIEWER - CLEARED COMMENT (2019/XX/11): Additional documentation provided to support loan closed as an investment property

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Impermissible Prepayment Penalty): Texas Constitution Section 50(a)(6): Mortgage loan contains an impermissible prepayment penalty.
REVIEWER - CLEARED COMMENT (2019/XX/11): Additional documentation provided to support loan closed as an investment property

[1] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $93,199.71 is underdisclosed from calculated Finance Charge of $93,432.87 in the amount of $233.16.
EXCEPTION INFO: TIL itemization did not disclose an attorney fee of $145 as a prepaid finance charge.
REVIEWER - CLEARED COMMENT (2019/XX/11): Additional documentation provided to support loan closed as an investment property

[1] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		REVIEWER - CLEARED COMMENT (2019/XX/11): Additional documentation provided to support loan closed as an investment property							Loan Review Complete
18450716	XXX	$XXX	TX	8/XX/2004	Primary	Purchase	No	No	05/22/2019	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $224,388.38 is underdisclosed from calculated Finance Charge of $225,305.19 in the amount of $916.81.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.85% per the approval, however the lowest index value available in the lookback period is 1.91%.								Loan Review Complete
18450715	XXX	$XXX	CO	5/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.								Loan Review Complete
18450714	XXX	$XXX	NY	6/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2004.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds 2% maximum allowed per state (NY)

[2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty:  Adjustable rate loan greater than $250,000 contains an impermissible prepayment penalty of greater than 12 months.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NY). No prepayment penalty allowed-note states 2%, 2%, 2%. Lender is XXX

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $267,211.17 is underdisclosed from calculated Finance Charge of $269,748.09 in the amount of $2,536.92.
																	EXCEPTION INFO: Approval reflects Index used is 1.85%. The closest Index available in our look back period is 1.88%.								Loan Review Complete
18450713	XXX	$XXX	NJ	6/XX/2004	Primary	Purchase	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $341,440.58 is underdisclosed from calculated Finance Charge of $344,911.19 in the amount of $3,470.61.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.850% per the Loan Commitment and Approval, however the lowest index value available in the look back period is 1.880%.								Loan Review Complete
18450712	XXX	$XXX	NJ	3/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $261,731.67 is underdisclosed from calculated Finance Charge of $271,771.17 in the amount of $10,039.50.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.693% per the loan approval document, however the lowest index value available in the look-back period is 1.83583								Loan Review Complete
18450711	XXX	$XXX	NJ	6/XX/2004	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $106,580.29 is underdisclosed from calculated Finance Charge of $106,907.14 in the amount of $326.85.
																	EXCEPTION INFO: Itemization of Amount Financed does not include a breakdown of each finance charge fee. Itemization indicates fees of $1140.50, the HUD indicates $1465.50.								Loan Review Complete
18450710	XXX	$XXX	CA	6/XX/2004	Primary	Purchase	No	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $230,599.64 is underdisclosed from calculated Finance Charge of $231,921.15 in the amount of $1,321.51.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.85% per the approval, however the lowest index value available in the lookback period is 1.88%.								Loan Review Complete
18450709	XXX	$XXX	CA	4/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2004, prior to three (3) business days from transaction date of 05/XX/2004.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18450708	XXX	$XXX	CA	4/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver								Loan Review Complete
18450707	XXX	$XXX	CA	7/XX/2004	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $227,949.30 is underdisclosed from calculated Finance Charge of $229,722.41 in the amount of $1,773.11.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.083% per the loan approval document, however the lowest index value available in the look-back period is 1.11833%.								Loan Review Complete
18450706	XXX	$XXX	FL	9/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $181,306.13 is underdisclosed from calculated Finance Charge of $183,291.07 in the amount of $1,984.94.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.85% per the approval, however the lowest index value available in the lookback period is 1.97%.								Loan Review Complete
18450705	XXX	$XXX	NJ	3/XX/2004	Primary	Purchase	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $234,653.90 is underdisclosed from calculated Finance Charge of $235,212.58 in the amount of $558.68.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of amount financed.								Loan Review Complete
18450704	XXX	$XXX	MI	9/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] State Compliance - Michigan Prepayment Penalty: Michigan Prepayment Penalty:  First lien loan contains an impermissible prepayment penalty of greater than 1% of the prepaid balance.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (MI) - max prepayment charge for MI ARM loan is 1% - note states 2%. Lender is XXX, FSB, A Federal Savings Bank.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $69,681.46 is underdisclosed from calculated Finance Charge of $71,130.24 in the amount of $1,448.78.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.88% per the (approval), however the lowest index value available in the lookback period is 1.97%.								Loan Review Complete
18450703	XXX	$XXX	CA	11/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $287,531.21 is underdisclosed from calculated Finance Charge of $294,227.75 in the amount of $6,696.54.
																	EXCEPTION INFO: Under disclosure is due to the lender using an index of 1.277 per the approval, however the lowest index per the lookback period is 1.355%.								Loan Review Complete
18450702	XXX	$XXX	CA	4/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
18450701	XXX	$XXX	FL	11/XX/2004	Investment	Purchase			No	No	05/22/2019	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004.								Loan Review Complete
18450700	XXX	$XXX	PA	6/XX/2004	Primary	Purchase	No	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $104,710.08 is underdisclosed from calculated Finance Charge of $105,441.52 in the amount of $731.44.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.85% per the approval, however the lowest index value available in the lookback period is 1.88%.								Loan Review Complete
18450699	XXX	$XXX	CA	5/XX/2004	Investment	Refinance Cash-out - Other	No	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.								Loan Review Complete
18450698	XXX	$XXX	TX	6/XX/2004	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18450697	XXX	$XXX	IL	4/XX/2004	Investment	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible on a loan with an interest rate greater than 8%.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.								Loan Review Complete
18450696	XXX	$XXX	AZ	3/XX/2004	Primary	Purchase	No	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
18450695	XXX	$XXX	MI	6/XX/2004	Primary	Purchase	No	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] State Compliance - Michigan Prepayment Penalty: Michigan Prepayment Penalty:  First lien loan contains an impermissible prepayment penalty of greater than 1% of the prepaid balance.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (MI) - max prepayment charge for MI ARM/Fixed loan is 1% - note states 2%. Lender is XXX

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
18450694	XXX	$XXX	CA	2/XX/2004	Investment	Refinance Cash-out - Other			No	No	05/22/2019	1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
18450693	XXX	$XXX	CA	2/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
18450692	XXX	$XXX	CA	12/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
18450691	XXX	$XXX	NV	1/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2003.

																	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver								Loan Review Complete
18450690	XXX	$XXX	NJ	3/XX/2004	Investment	Refinance Cash-out - Debt Consolidation	No	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
																	EXCEPTION INFO: 36 months prepayment penalty of 2% prepaid balance on amounts exceeding $5000 in one month period is not allowed in state of NJ which specifies no PPP allowed. 03/XX/2004 Note date indicates applicable PPP is expired.								Loan Review Complete
18450689	XXX	$XXX	CA	1/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	05/22/2019	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
18450688	XXX	$XXX	TX	1/XX/2004	Primary	Purchase	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.								Loan Review Complete
18450687	XXX	$XXX	CA	11/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2003.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
18450686	XXX	$XXX	CA	12/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2003.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver								Loan Review Complete
18450685	XXX	$XXX	CA	10/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
18450684	XXX	$XXX	AZ	3/XX/2004	Primary	Purchase	No	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004.

																	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver								Loan Review Complete
18450683	XXX	$XXX	CA	12/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2003.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $161,796.42 is underdisclosed from calculated Finance Charge of $162,333.68 in the amount of $537.26.
																	EXCEPTION INFO: Itemization of amount financed is not itemized - lump sum provided - unable to determine exact source								Loan Review Complete
18450682	XXX	$XXX	TX	11/XX/2003	Primary	Purchase	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.								Loan Review Complete
18450681	XXX	$XXX	NJ	11/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2003.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
																	EXCEPTION INFO: PPP has expired. There is no prepayment allowed for NJ.Prepayment on note is 2% of original balance during (excluding 20%) the first 3 years.								Loan Review Complete
18450680	XXX	$XXX	NJ	11/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
																	EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state NJ - max prepayment charge for NJ loan is 0% - note states 2%, 2%, 2% on any amount prepaid in any 12 month period in excess of 20% of the original amount. Lender is XXX, FSB, a Federal Savings Bank.								Loan Review Complete
18450679	XXX	$XXX	MI	12/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] State Compliance - Michigan Prepayment Penalty: Michigan Prepayment Penalty:  First lien loan contains an impermissible prepayment penalty of greater than 1% of the prepaid balance.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
18450678	XXX	$XXX	CA	8/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2003.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
18450677	XXX	$XXX	CA	1/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.								Loan Review Complete
18450676	XXX	$XXX	FL	1/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.								Loan Review Complete
18450675	XXX	$XXX	TX	7/XX/2003	Investment	Refinance Cash-out - Other			No	No	05/22/2019	1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
18450674	XXX	$XXX	FL	9/XX/2003	Second Home	Purchase			No	No	05/22/2019	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003.								Loan Review Complete
18450673	XXX	$XXX	TX	5/XX/2003	Primary	Purchase	Yes	No	05/22/2019	2	2	[3] Insurance Eligibility - MI Monthly Premium Amount documented in file does not match the Escrowed Mortgage Insurance Premium amount per month collected on the HUD.
EXCEPTION INFO: Final HUD-1 reflect the MI premium of $35.80 per month, mortgage insurance certificate reflects the premium of $77.57 per month.

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003.								Loan Review Complete
18450672	XXX	$XXX	TN	8/XX/2003	Primary	Purchase	No	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.								Loan Review Complete
18450671	XXX	$XXX	NJ	6/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2003.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - max prepayment charge for ARM loan is 0% - note states 2%. Lender is XXX, FSB, a Federal Savings Bank.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2003, prior to three (3) business days from transaction date of 06/XX/2003.								Loan Review Complete
18450670	XXX	$XXX	NJ	8/XX/2003	Primary	Purchase	No	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.								Loan Review Complete
18450669	XXX	$XXX	NJ	9/XX/2004	Primary	Refinance Cash-out - Other	Yes	Yes	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $245,343.26 is underdisclosed from calculated Finance Charge of $249,073.11 in the amount of $3,729.85.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.88% per the approval, however the lowest index value available in the lookback period is 1.94%.								Loan Review Complete
18450668	XXX	$XXX	NJ	10/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
																	EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - max prepayment charge for ARM loan is 0% - note states 2%. Lender is XXX, FSB, a Federal Savings Bank, Its Successors and/or Assignees								Loan Review Complete
18450667	XXX	$XXX	CO	10/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
18450666	XXX	$XXX	NJ	3/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2002.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charges are not allowed per state (NJ) - note states 2%, 2%, 2%. Lender is XXX, FSB.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $129,638.19 is underdisclosed from calculated Finance Charge of $130,885.10 in the amount of $1,246.91.
EXCEPTION INFO: It appears a lower Index was used at origination than the 1.6425% Index available within the look-back period.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2003, prior to three (3) business days from transaction date of 03/XX/2003.								Loan Review Complete
18450665	XXX	$XXX	NJ	6/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2003.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - max prepayment charge for NJ ARM/Fixed loan is 0% - note states 2%. Lender is XXX

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
18450664	XXX	$XXX	WA	11/XX/2002	Primary	Purchase	No	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002.								Loan Review Complete
18450663	XXX	$XXX	CA	11/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2002.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
18450662	XXX	$XXX	CA	11/XX/2002	Primary	Purchase	No	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2002.	[1] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
																		REVIEWER - CLEARED COMMENT (2019/XX/29): Final HUD provided, exception cleared.							Loan Review Complete
18450661	XXX	$XXX	NY	10/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2002.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds 2% maximum per state (NY)

[2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty:  Adjustable rate loan greater than $250,000 contains an impermissible prepayment penalty of greater than 12 months.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NY) -  Original loan balance of $310,000 and prepayment of 36 months exceeds maximum $250,000 and 12 month penalty per state. (NY)  Lender is XXX, FSB

																	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements								Loan Review Complete
18450660	XXX	$XXX	CA	10/XX/2002	Primary	Refinance Rate/Term	Yes	No	05/22/2019	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2002.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
18450659	XXX	$XXX	MI	6/XX/2002	Primary	Refinance Cash-out - Other	Yes	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Michigan Prepayment Penalty: Michigan Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 36 months.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
18450658	XXX	$XXX	NC	1/XX/2003	Primary	Purchase	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2002.

[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceed 4% maximum per state(NC).

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $223,240.61 is underdisclosed from calculated Finance Charge of $224,015.27 in the amount of $774.66.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.767% per the approval, however the lowest index value available in the lookback period is 1.72583%.								Loan Review Complete
18450657	XXX	$XXX	FL	4/XX/2002	Second Home	Purchase	No	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2002.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $111,975.62 is underdisclosed from calculated Finance Charge of $113,065.94 in the amount of $1,090.32.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing breakdown of Itemization of amount financed								Loan Review Complete
18450656	XXX	$XXX	NJ	2/XX/1999	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/22/2019	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $163,197.98 is underdisclosed from calculated Finance Charge of $165,314.91 in the amount of $2,116.93.
																	EXCEPTION INFO: It appears a lower Index was used at origination than the 4.63% Index available within the look-back period.								Loan Review Complete
18450655	XXX	$XXX	TX	6/XX/1998	Primary	Purchase	No	No	05/22/2019	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver								Loan Review Complete